Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.6%)
Banks (22.1%):
Bridgewater Bancshares, Inc. (a) ............................................ 37,000 $ 524
Business First Bancshares, Inc. ............................................. 16,450 422
Central Pacific Financial Corp. ............................................. 13,000 384
Civista Bancshares, Inc. .................................................. 28,800 513
Community West Bancshares .............................................. 26,000 501
ConnectOne Bancorp, Inc. ................................................ 29,150 730
Dime Community Bancshares, Inc. .......................................... 25,500 734
Financial Institutions, Inc. ................................................. 21,700 553
First Internet Bancorp .................................................... 16,450 564
First Mid Bancshares, Inc. ................................................ 17,650 687
German American Bancorp, Inc. ............................................ 17,200 667
HarborOne Bancorp, Inc. ................................................. 47,000 610
Heritage Commerce Corp. ................................................ 66,800 660
Independent Bank Corp. .................................................. 17,700 590
Mercantile Bank Corp. ................................................... 10,000 437
Origin Bancorp, Inc. ..................................................... 23,000 740
Peapack-Gladstone Financial Corp. .......................................... 20,700 567
Peoples Bancorp, Inc. .................................................... 22,150 666
Premier Financial Corp. .................................................. 28,700 674
Primis Financial Corp. ................................................... 46,500 566
QCR Holdings, Inc. ..................................................... 8,450 626
SmartFinancial, Inc. ..................................................... 19,024 554
Southern Missouri Bancorp, Inc. ............................................ 11,500 650
The First Bancshares, Inc. ................................................. 19,700 633
Univest Financial Corp. .................................................. 16,100 453
Washington Trust Bancorp, Inc. ............................................. 12,900 416
15,121
Capital Markets (1.0%):
Diamond Hill Investment Group, Inc. ........................................ 4,372 707
Communication Services (4.6%):
Clear Channel Outdoor Holdings, Inc. (a) ...................................... 425,200 680
IMAX Corp. (a) ........................................................ 31,200 640
Magnite, Inc. (a) ........................................................ 35,550 492
PubMatic, Inc. , Class A (a) ................................................ 25,150 374
The E.W. Scripps Co. , Class A (a) ........................................... 120,900 272
The Marcus Corp. ...................................................... 48,400 729
3,187
Consumer Discretionary (11.6%):
BJ's Restaurants, Inc. (a) .................................................. 18,925 616
Caleres, Inc. .......................................................... 17,195 568
European Wax Center, Inc. , Class A (a) ........................................ 35,465 241
Golden Entertainment, Inc. ................................................ 16,361 520
Jack in the Box, Inc. ..................................................... 9,979 465
Latham Group, Inc. (a) ................................................... 73,700 501
Lindblad Expeditions Holdings, Inc. (a) ....................................... 57,000 527
MarineMax, Inc. (a) ..................................................... 17,134 604
MasterCraft Boat Holdings, Inc. (a) .......................................... 19,050 347
Motorcar Parts of America, Inc. (a) ........................................... 57,500 425
National Vision Holdings, Inc. (a) ............................................ 31,678 346
Portillo's, Inc. , Class A (a) ................................................. 47,070 634
Potbelly Corp. (a) ....................................................... 60,058 501
Shoe Carnival, Inc. ...................................................... 9,269 407
Universal Electronics, Inc. (a) .............................................. 31,703 293
Wolverine World Wide, Inc. ............................................... 35,729 622
Zumiez, Inc. (a) ........................................................ 16,351 348
7,965

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Consumer Finance (0.8%):
EZCORP, Inc. , Class A (a) ................................................. 50,000 $ 560
Consumer Staples (0.5%):
The Honest Co., Inc. (a) ................................................... 94,711 338
Energy (4.6%):
Ardmore Shipping Corp. .................................................. 31,569 571
Berry Corp. ........................................................... 98,800 508
ProPetro Holding Corp. (a) ................................................ 68,000 521
Riley Exploration Permian, Inc. ............................................. 15,800 418
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 55,300 706
Vital Energy, Inc. (a) ..................................................... 15,050 405
3,129
Financial Services (0.9%):
I3 Verticals, Inc. , Class A (a) ............................................... 29,000 618
Health Care (6.1%):
Artivion, Inc. (a) ........................................................ 31,700 844
Brookdale Senior Living, Inc. (a) ............................................ 138,500 940
Collegium Pharmaceutical, Inc. (a) ........................................... 16,200 626
HealthStream, Inc. ...................................................... 23,643 682
MiMedx Group, Inc. (a) ................................................... 75,840 448
Orthofix Medical, Inc. (a) ................................................. 38,957 609
4,149
Industrials (18.8%):
BlueLinx Holdings, Inc. (a) ................................................ 5,858 618
Columbus McKinnon Corp. ............................................... 21,250 765
Covenant Logistics Group, Inc. ............................................. 10,075 532
CRA International, Inc. ................................................... 2,600 456
Ducommun, Inc. (a) ..................................................... 11,200 737
DXP Enterprises, Inc. (a) .................................................. 11,600 619
Enviri Corp. (a) ......................................................... 72,350 748
Great Lakes Dredge & Dock Corp. (a) ........................................ 73,028 769
IBEX Holdings Ltd. (a) ................................................... 31,250 624
Insteel Industries, Inc. .................................................... 16,200 504
Interface, Inc. ......................................................... 39,100 742
Kelly Services, Inc. , Class A ............................................... 18,400 394
Liquidity Services, Inc. (a) ................................................. 21,762 496
Matrix Service Co. (a) .................................................... 42,987 496
Pangaea Logistics Solutions Ltd. ............................................ 68,300 494
Park Aerospace Corp. .................................................... 30,400 396
Park-Ohio Holdings Corp. ................................................ 13,200 405
Quanex Building Products Corp. ............................................ 21,900 608
Thermon Group Holdings, Inc. (a) ........................................... 23,700 707
Titan Machinery, Inc. (a) .................................................. 29,600 412
VSE Corp. ............................................................ 7,100 587
Willdan Group, Inc. (a) ................................................... 18,574 761
12,870
Information Technology (12.6%):
Bel Fuse, Inc. , Class B ................................................... 7,926 622
Benchmark Electronics, Inc. ............................................... 9,301 412
Cohu, Inc. (a) .......................................................... 13,222 340
Digi International, Inc. (a) ................................................. 25,524 703
Harmonic, Inc. (a) ....................................................... 41,100 599
Ichor Holdings Ltd. (a) ................................................... 22,050 702
Infinera Corp. (a) (b) ..................................................... 57,800 390
Kimball Electronics, Inc. (a) ............................................... 35,195 652
nLight, Inc. (a) ......................................................... 58,450 625
OneSpan, Inc. (a) ....................................................... 35,200 587
PDF Solutions, Inc. (a) ................................................... 15,851 502

Victory Portfolios
Victory Integrity Discovery Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Ribbon Communications, Inc. (a) ............................................ 197,284 $ 641
SkyWater Technology, Inc. (a) .............................................. 55,000 499
Thoughtworks Holding, Inc. (a) ............................................. 62,461 276
TTM Technologies, Inc. (a) ................................................ 32,509 593
Vishay Precision Group, Inc. (a) ............................................. 17,800 461
8,604
Insurance (1.7%):
HCI Group, Inc. ........................................................ 5,505 590
Heritage Insurance Holdings, Inc. (a) ......................................... 49,209 602
1,192
Materials (5.6%):
AdvanSix, Inc. ......................................................... 25,250 767
Clearwater Paper Corp. (a) ................................................. 16,600 474
Haynes International, Inc. ................................................. 3,475 207
Koppers Holdings, Inc. ................................................... 16,600 606
Metallus, Inc. (a) ........................................................ 33,750 501
Radius Recycling, Inc. ................................................... 31,000 575
Ramaco Resources, Inc. , Class A ............................................ 32,000 374
SunCoke Energy, Inc. .................................................... 38,688 336
3,840
Mortgage Real Estate Investment Trusts (REITs) (1.7%):
Ares Commercial Real Estate Corp. (b) ........................................ 52,893 370
Dynex Capital, Inc. ..................................................... 60,430 771
1,141
Real Estate (5.1%):
City Office REIT, Inc. .................................................... 99,200 579
Global Medical REIT, Inc. ................................................ 76,000 753
NETSTREIT Corp. (b) ................................................... 50,700 838
NexPoint Residential Trust, Inc. ............................................ 12,600 555
Plymouth Industrial REIT, Inc. ............................................. 34,200 773
3,498
Utilities (0.9%):
Unitil Corp. ........................................................... 10,048 609
Total Common Stocks (Cost $57,006)
a
a
a
67,528
Collateral for Securities Loaned (1.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (c) ........ 199,594 200
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (c) ............ 199,594 200
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (c) ............... 199,594 199
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (c) . 199,594 199
Total Collateral for Securities Loaned (Cost $798)
a
a
a
798
Total Investments (Cost $57,804) — 99.8% 68,326
Other assets in excess of liabilities — 0.2% 117
NET ASSETS - 100.00% $ 68,443
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2024.
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.6%)
Communication Services (2.0%):
Liberty Media Corp.-Liberty Formula One (a) ................................... 33,035 $ 2,558
Lions Gate Entertainment Corp. , Class B (a) .................................... 167,648 1,160
Take-Two Interactive Software, Inc. (a) ........................................ 18,334 2,818
6,536
Consumer Discretionary (8.9%):
American Eagle Outfitters, Inc. ............................................. 111,024 2,486
Brunswick Corp. ....................................................... 28,060 2,352
Caesars Entertainment, Inc. (a) .............................................. 75,248 3,141
Marriott Vacations Worldwide Corp. ......................................... 29,691 2,182
Mohawk Industries, Inc. (a) ................................................ 18,294 2,939
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 165,810 3,401
PVH Corp. ........................................................... 25,527 2,574
Ross Stores, Inc. ....................................................... 17,896 2,693
The Goodyear Tire & Rubber Co. (a) ......................................... 195,335 1,729
Visteon Corp. (a) ........................................................ 25,613 2,439
Yum! Brands, Inc. ...................................................... 23,831 3,329
29,265
Consumer Staples (6.1%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 29,188 2,408
Casey's General Stores, Inc. ............................................... 7,011 2,634
Coty, Inc. , Class A (a) .................................................... 250,821 2,355
Kenvue, Inc. .......................................................... 127,143 2,941
Performance Food Group Co. (a) ............................................ 36,702 2,876
Pilgrim's Pride Corp. (a) .................................................. 55,525 2,557
Post Holdings, Inc. (a) .................................................... 18,879 2,185
Sprouts Farmers Market, Inc. (a) ............................................ 18,904 2,087
20,043
Energy (4.4%):
Antero Resources Corp. (a) ................................................ 88,865 2,546
Civitas Resources, Inc. ................................................... 40,050 2,029
Devon Energy Corp. ..................................................... 51,686 2,022
Diamondback Energy, Inc. ................................................ 17,118 2,951
Halliburton Co. ........................................................ 97,673 2,838
Ovintiv, Inc. .......................................................... 51,375 1,968
14,354
Financials (15.2%):
Annaly Capital Management, Inc. ........................................... 124,400 2,497
Arch Capital Group Ltd. (a) ................................................ 33,171 3,711
Arthur J. Gallagher & Co. ................................................. 11,070 3,115
Axis Capital Holdings Ltd. ................................................ 30,040 2,391
Cincinnati Financial Corp. ................................................ 19,312 2,629
Fifth Third Bancorp ..................................................... 93,141 3,990
First American Financial Corp. ............................................. 54,456 3,595
First Horizon Corp. ..................................................... 185,000 2,873
Huntington Bancshares, Inc. ............................................... 242,000 3,557
Lincoln National Corp. ................................................... 78,800 2,483
M&T Bank Corp. ....................................................... 23,000 4,097
Nasdaq, Inc. .......................................................... 43,500 3,176
New York Community Bancorp, Inc. ......................................... 150,450 1,690
Raymond James Financial, Inc. ............................................. 25,988 3,182
State Street Corp. ....................................................... 47,388 4,192
The Hartford Financial Services Group, Inc. .................................... 23,370 2,749
49,927
Health Care (9.8%):
Agilent Technologies, Inc. ................................................. 23,195 3,444
Centene Corp. (a) ....................................................... 40,454 3,045
Encompass Health Corp. .................................................. 31,169 3,012

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
GE HealthCare Technologies, Inc. ........................................... 38,489 $ 3,612
Globus Medical, Inc. (a) .................................................. 36,168 2,588
Jazz Pharmaceuticals PLC (a) .............................................. 22,435 2,500
Labcorp Holdings, Inc. ................................................... 12,260 2,740
Perrigo Co. PLC ....................................................... 87,585 2,297
STERIS PLC .......................................................... 14,674 3,559
Tenet Healthcare Corp. (a) ................................................. 15,539 2,583
United Therapeutics Corp. (a) .............................................. 8,065 2,890
32,270
Industrials (19.1%):
Alight, Inc. , Class A (a) ................................................... 259,120 1,918
Amentum Holdings, Inc. (a) ................................................ 20,505 661
Builders FirstSource, Inc. (a) ............................................... 17,590 3,410
Clean Harbors, Inc. (a) ................................................... 11,379 2,750
Cummins, Inc. ......................................................... 11,323 3,666
Delta Air Lines, Inc. ..................................................... 53,232 2,704
Fluor Corp. (a) ......................................................... 56,383 2,690
ITT, Inc. ............................................................. 22,817 3,411
Jacobs Solutions, Inc. .................................................... 20,505 2,684
Johnson Controls International PLC .......................................... 27,022 2,097
Knight-Swift Transportation Holdings, Inc. .................................... 55,668 3,003
L3Harris Technologies, Inc. ............................................... 12,414 2,953
Oshkosh Corp. ......................................................... 20,173 2,022
Owens Corning ........................................................ 13,000 2,295
Pentair PLC ........................................................... 31,326 3,063
Regal Rexnord Corp. .................................................... 18,194 3,018
Robert Half, Inc. ....................................................... 39,723 2,678
Saia, Inc. (a) ........................................................... 7,839 3,428
Sensata Technologies Holding PLC .......................................... 78,165 2,803
Textron, Inc. .......................................................... 28,419 2,517
The Brink's Co. ........................................................ 23,570 2,726
WESCO International, Inc. ................................................ 15,146 2,544
Westinghouse Air Brake Technologies Corp. .................................... 20,481 3,723
62,764
Information Technology (9.1%):
Akamai Technologies, Inc. (a) .............................................. 27,603 2,786
Amdocs Ltd. .......................................................... 37,994 3,324
Ciena Corp. (a) ......................................................... 46,463 2,862
Corning, Inc. .......................................................... 55,202 2,492
Flex Ltd. (a) ........................................................... 56,612 1,893
HP, Inc. .............................................................. 70,686 2,535
Jabil, Inc. ............................................................ 20,864 2,500
Microchip Technology, Inc. ................................................ 54,315 4,361
MKS Instruments, Inc. ................................................... 22,027 2,395
TD SYNNEX Corp. ..................................................... 24,504 2,942
Western Digital Corp. (a) .................................................. 24,466 1,671
29,761
Materials (8.1%):
ATI, Inc. (a) ........................................................... 44,363 2,968
Celanese Corp. ......................................................... 21,870 2,974
Cleveland-Cliffs, Inc. (a) .................................................. 181,319 2,315
Corteva, Inc. .......................................................... 65,030 3,823
International Flavors & Fragrances, Inc. ....................................... 25,260 2,651
International Paper Co. ................................................... 60,571 2,959
Martin Marietta Materials, Inc. ............................................. 5,947 3,201
PPG Industries, Inc. ..................................................... 21,253 2,815
Reliance, Inc. .......................................................... 9,757 2,822
26,528
Real Estate (9.6%):
Camden Property Trust ................................................... 22,369 2,763

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Essex Property Trust, Inc. ................................................. 9,855 $ 2,911
Federal Realty Investment Trust ............................................ 25,073 2,883
Host Hotels & Resorts, Inc. ................................................ 118,300 2,082
Kilroy Realty Corp. ..................................................... 65,200 2,523
Realty Income Corp. .................................................... 83,968 5,325
VICI Properties, Inc. .................................................... 111,000 3,697
Welltower, Inc. ......................................................... 22,887 2,930
Weyerhaeuser Co. ...................................................... 101,932 3,452
WP Carey, Inc. ......................................................... 49,750 3,100
31,666
Utilities (7.3%):
CenterPoint Energy, Inc. .................................................. 76,850 2,261
Evergy, Inc. ........................................................... 49,065 3,043
FirstEnergy Corp. ....................................................... 71,956 3,191
National Fuel Gas Co. ................................................... 36,001 2,182
Pinnacle West Capital Corp. ............................................... 41,695 3,694
PPL Corp. ............................................................ 109,500 3,622
UGI Corp. ............................................................ 101,765 2,546
Xcel Energy, Inc. ....................................................... 53,120 3,469
24,008
Total Common Stocks (Cost $274,972)
a
a
a
327,122
Total Investments (Cost $274,972) — 99.6% 327,122
Other assets in excess of liabilities — 0.4% 1,335
NET ASSETS - 100.00% $ 328,457
(a) Non-income producing security.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.4%)
Banks (18.6%):
Ameris Bancorp ........................................................ 212,000 $ 13,227
Atlantic Union Bankshares Corp. ............................................ 339,500 12,789
Bank of Hawaii Corp. .................................................... 216,400 13,583
Bank OZK ............................................................ 225,100 9,677
Banner Corp. .......................................................... 247,500 14,741
First Bancorp .......................................................... 254,500 10,585
First Merchants Corp. .................................................... 347,500 12,927
Glacier Bancorp, Inc. .................................................... 368,300 16,831
Hancock Whitney Corp. .................................................. 227,600 11,646
Independent Bank Corp. .................................................. 202,700 11,986
NBT Bancorp, Inc. ...................................................... 230,000 10,173
New York Community Bancorp, Inc. ......................................... 786,000 8,827
Northwest Bancshares, Inc. ................................................ 978,500 13,092
Pacific Premier Bancorp, Inc. .............................................. 531,900 13,383
Prosperity Bancshares, Inc. ................................................ 135,000 9,729
Sandy Spring Bancorp, Inc. ................................................ 342,000 10,729
SouthState Corp. ....................................................... 204,900 19,912
Valley National Bancorp .................................................. 1,228,000 11,126
Veritex Holdings, Inc. .................................................... 447,700 11,783
236,746
Capital Markets (1.3%):
Artisan Partners Asset Management, Inc. , Class A ................................ 181,400 7,858
Virtus Investment Partners, Inc. ............................................. 41,700 8,734
16,592
Communication Services (3.1%):
Cinemark Holdings, Inc. (a) ................................................ 351,600 9,788
Iridium Communications, Inc. .............................................. 315,600 9,610
Lions Gate Entertainment Corp. , Class B (a) .................................... 832,800 5,763
Lumen Technologies, Inc. (a) ............................................... 916,000 6,504
Magnite, Inc. (a) ........................................................ 533,800 7,393
39,058
Consumer Discretionary (8.6%):
American Eagle Outfitters, Inc. ............................................. 480,300 10,754
Bloomin' Brands, Inc. .................................................... 486,300 8,039
Jack in the Box, Inc. ..................................................... 179,600 8,359
Marriott Vacations Worldwide Corp. ......................................... 143,800 10,566
Newell Brands, Inc. ..................................................... 992,900 7,625
PVH Corp. ........................................................... 89,295 9,004
Sally Beauty Holdings, Inc. (a) .............................................. 814,000 11,046
Steven Madden Ltd. ..................................................... 152,700 7,481
The Buckle, Inc. ........................................................ 144,000 6,332
The Goodyear Tire & Rubber Co. (a) ......................................... 1,087,600 9,625
Victoria's Secret & Co. (a) ................................................. 390,500 10,036
Visteon Corp. (a) ........................................................ 101,400 9,657
108,524
Consumer Staples (2.4%):
Edgewell Personal Care Co. ............................................... 172,000 6,251
Grocery Outlet Holding Corp. (a) ............................................ 383,000 6,722
The Andersons, Inc. ..................................................... 167,600 8,403
The Chefs' Warehouse, Inc. (a) .............................................. 211,500 8,885
30,261
Energy (6.2%):
Atlas Energy Solutions, Inc. (b) ............................................. 434,000 9,461
California Resources Corp. ................................................ 183,000 9,602
Civitas Resources, Inc. ................................................... 187,300 9,491
CONSOL Energy, Inc. ................................................... 96,200 10,067
Murphy Oil Corp. ...................................................... 295,500 9,970

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Noble Corp. PLC ....................................................... 200,449 $ 7,244
Talos Energy, Inc. (a) ..................................................... 749,700 7,760
Uranium Energy Corp. (a) ................................................. 1,525,000 9,470
Vital Energy, Inc. (a) ..................................................... 208,400 5,606
78,671
Financial Services (1.1%):
MGIC Investment Corp. .................................................. 554,000 14,182
Health Care (7.5%):
Brookdale Senior Living, Inc. (a) ............................................ 1,044,800 7,094
Collegium Pharmaceutical, Inc. (a) ........................................... 182,100 7,036
Fortrea Holdings, Inc. (a) .................................................. 139,000 2,780
Haemonetics Corp. (a) .................................................... 114,889 9,235
ICU Medical, Inc. (a) .................................................... 60,800 11,079
LivaNova PLC (a) ....................................................... 215,800 11,338
Perrigo Co. PLC ....................................................... 241,800 6,343
Prestige Consumer Healthcare, Inc. (a) ........................................ 145,872 10,517
Select Medical Holdings Corp. ............................................. 247,500 8,630
Supernus Pharmaceuticals, Inc. (a) ........................................... 319,900 9,975
Surgery Partners, Inc. (a) .................................................. 364,400 11,748
95,775
Industrials (11.8%):
Alight, Inc. , Class A (a) ................................................... 1,305,500 9,661
ArcBest Corp. ......................................................... 60,400 6,550
BlueLinx Holdings, Inc. (a) ................................................ 82,000 8,644
Columbus McKinnon Corp. ............................................... 135,500 4,878
Gibraltar Industries, Inc. (a) ................................................ 145,100 10,147
Hub Group, Inc. , Class A ................................................. 204,500 9,294
Janus International Group, Inc. (a) ........................................... 562,000 5,682
JELD-WEN Holding, Inc. (a) ............................................... 555,500 8,782
Korn Ferry ........................................................... 160,800 12,099
ManpowerGroup, Inc. ................................................... 82,000 6,029
MRC Global, Inc. (a) ..................................................... 584,800 7,450
Ryder System, Inc. ...................................................... 67,226 9,802
SkyWest, Inc. (a) ........................................................ 107,800 9,165
Terex Corp. ........................................................... 144,000 7,619
The Brink's Co. ........................................................ 78,400 9,066
The Greenbrier Cos., Inc. ................................................. 177,200 9,018
The Manitowoc Co., Inc. (a) ............................................... 338,100 3,252
Titan International, Inc. (a) ................................................. 670,800 5,454
Wabash National Corp. ................................................... 399,300 7,663
150,255
Information Technology (7.2%):
Belden, Inc. ........................................................... 101,500 11,889
Diodes, Inc. (a) ......................................................... 158,000 10,126
Extreme Networks, Inc. (a) ................................................ 552,000 8,297
Harmonic, Inc. (a) ....................................................... 520,700 7,587
Knowles Corp. (a) ....................................................... 432,300 7,794
Kulicke & Soffa Industries, Inc. ............................................. 176,500 7,965
Plexus Corp. (a) ........................................................ 78,300 10,704
Sanmina Corp. (a) ....................................................... 154,700 10,589
Synaptics, Inc. (a) ....................................................... 131,330 10,189
Veeco Instruments, Inc. (a) ................................................. 172,300 5,708
90,848
Insurance (3.4%):
CNO Financial Group, Inc. ................................................ 278,400 9,772
Kemper Corp. ......................................................... 114,389 7,006
RLI Corp. ............................................................ 49,500 7,672
Skyward Specialty Insurance Group, Inc. (a) .................................... 231,973 9,448

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Stewart Information Services Corp. .......................................... 128,900 $ 9,634
43,532
Materials (7.3%):
Avient Corp. .......................................................... 208,800 10,507
Commercial Metals Co. .................................................. 217,400 11,948
Huntsman Corp. ........................................................ 382,700 9,261
Ingevity Corp. (a) ....................................................... 215,900 8,420
Minerals Technologies, Inc. ................................................ 125,300 9,677
Myers Industries, Inc. .................................................... 424,400 5,865
Orion SA ............................................................. 498,200 8,873
Ryerson Holding Corp. ................................................... 277,100 5,517
Summit Materials, Inc. , Class A (a) .......................................... 335,600 13,099
Tronox Holdings PLC ................................................... 663,900 9,713
92,880
Mortgage Real Estate Investment Trusts (REITs) (2.2%):
AGNC Investment Corp. (b) ............................................... 864,700 9,045
Dynex Capital, Inc. ..................................................... 867,500 11,069
Ladder Capital Corp. .................................................... 703,100 8,156
28,270
Real Estate (11.4%):
Alexander & Baldwin, Inc. ................................................ 393,300 7,551
Broadstone Net Lease, Inc. ................................................ 614,500 11,645
CareTrust REIT, Inc. .................................................... 324,200 10,005
Cushman & Wakefield PLC (a) ............................................. 950,000 12,949
DiamondRock Hospitality Co. .............................................. 1,061,900 9,270
Douglas Emmett, Inc. .................................................... 651,000 11,438
Easterly Government Properties, Inc. ......................................... 804,000 10,918
Essential Properties Realty Trust, Inc. ........................................ 389,200 13,291
LXP Industrial Trust ..................................................... 1,238,600 12,448
Sabra Health Care REIT, Inc. .............................................. 647,500 12,050
SITE Centers Corp. (a) ................................................... 178,750 10,814
STAG Industrial, Inc. .................................................... 133,000 5,199
Summit Hotel Properties, Inc. .............................................. 1,064,700 7,304
Veris Residential, Inc. .................................................... 521,700 9,318
144,200
Utilities (6.3%):
National Fuel Gas Co. ................................................... 183,600 11,128
Northwestern Energy Group, Inc. ........................................... 251,500 14,391
ONE Gas, Inc. ......................................................... 182,800 13,604
Portland General Electric Co. .............................................. 311,600 14,926
Spire, Inc. ............................................................ 187,300 12,603
TXNM Energy, Inc. ..................................................... 306,000 13,394
80,046
Total Common Stocks (Cost $1,122,238)
a
a
a
1,249,840
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (c) ........ 2,547,210 2,547
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (c) ............ 2,547,210 2,547
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (c) ............... 2,547,210 2,547
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (c) . 2,547,210 2,548
Total Collateral for Securities Loaned (Cost $10,189)
a
a
a
10,189
Total Investments (Cost $1,132,427) — 99.2% 1,260,029
Other assets in excess of liabilities — 0.8% 10,702
NET ASSETS - 100.00% $ 1,270,731
^ Purchased with cash collateral from securities on loan.

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2024.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.9%)
Communication Services (3.1%):
Cinemark Holdings, Inc. (a) ................................................ 87,625 $ 2,440
Iridium Communications, Inc. .............................................. 106,696 3,249
Liberty Media Corp.-Liberty Formula One (a) ................................... 38,000 2,942
Lions Gate Entertainment Corp. , Class B (a) .................................... 202,468 1,401
10,032
Consumer Discretionary (12.1%):
American Eagle Outfitters, Inc. ............................................. 111,488 2,496
Bloomin' Brands, Inc. .................................................... 124,447 2,057
Brunswick Corp. ....................................................... 28,565 2,394
Caesars Entertainment, Inc. (a) .............................................. 84,806 3,540
Churchill Downs, Inc. .................................................... 17,045 2,305
Marriott Vacations Worldwide Corp. ......................................... 38,540 2,832
Mohawk Industries, Inc. (a) ................................................ 22,739 3,654
Newell Brands, Inc. ..................................................... 291,097 2,236
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 184,300 3,780
PVH Corp. ........................................................... 29,388 2,963
Sally Beauty Holdings, Inc. (a) .............................................. 199,943 2,713
Steven Madden Ltd. ..................................................... 39,100 1,915
The Goodyear Tire & Rubber Co. (a) ......................................... 224,431 1,986
Victoria's Secret & Co. (a) ................................................. 98,700 2,537
Visteon Corp. (a) ........................................................ 25,396 2,419
39,827
Consumer Staples (3.8%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 27,511 2,269
Casey's General Stores, Inc. ............................................... 5,710 2,146
Coty, Inc. , Class A (a) .................................................... 259,760 2,439
Performance Food Group Co. (a) ............................................ 40,975 3,211
Post Holdings, Inc. (a) .................................................... 21,400 2,477
12,542
Energy (4.6%):
Antero Resources Corp. (a) ................................................ 66,264 1,898
Cactus, Inc. , Class A ..................................................... 46,518 2,776
California Resources Corp. ................................................ 33,250 1,745
Chord Energy Corp. ..................................................... 13,336 1,737
Civitas Resources, Inc. ................................................... 39,650 2,009
Noble Corp. PLC ....................................................... 33,628 1,215
Ovintiv, Inc. .......................................................... 46,250 1,772
Permian Resources Corp. ................................................. 149,077 2,029
15,181
Financials (17.7%):
AGNC Investment Corp. (b) ............................................... 274,068 2,867
American Financial Group, Inc. ............................................. 16,958 2,283
Annaly Capital Management, Inc. ........................................... 168,750 3,387
Artisan Partners Asset Management, Inc. , Class A ................................ 51,720 2,240
Assurant, Inc. ......................................................... 12,265 2,439
Atlantic Union Bankshares Corp. ............................................ 72,600 2,735
Bank OZK ............................................................ 66,082 2,841
First American Financial Corp. ............................................. 41,568 2,744
First Horizon Corp. ..................................................... 229,000 3,556
Glacier Bancorp, Inc. .................................................... 83,084 3,797
Independent Bank Corp. .................................................. 50,861 3,007
Lincoln National Corp. ................................................... 67,900 2,140
MGIC Investment Corp. .................................................. 155,100 3,971
New York Community Bancorp, Inc. ......................................... 169,500 1,903
Prosperity Bancshares, Inc. ................................................ 47,608 3,431
SouthState Corp. ....................................................... 39,900 3,877
Unum Group .......................................................... 41,820 2,486
Valley National Bancorp .................................................. 316,000 2,863

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Veritex Holdings, Inc. .................................................... 107,956 $ 2,841
Voya Financial, Inc. ..................................................... 32,185 2,550
57,958
Health Care (7.7%):
Encompass Health Corp. .................................................. 28,895 2,792
Fortrea Holdings, Inc. (a) .................................................. 35,200 704
Globus Medical, Inc. (a) .................................................. 36,063 2,580
Jazz Pharmaceuticals PLC (a) .............................................. 23,393 2,606
LivaNova PLC (a) ....................................................... 54,665 2,872
Perrigo Co. PLC ....................................................... 84,500 2,217
Prestige Consumer Healthcare, Inc. (a) ........................................ 34,902 2,516
Select Medical Holdings Corp. ............................................. 67,856 2,366
Tenet Healthcare Corp. (a) ................................................. 19,850 3,299
United Therapeutics Corp. (a) .............................................. 9,205 3,299
25,251
Industrials (20.3%):
Alight, Inc. , Class A (a) ................................................... 309,100 2,287
Amentum Holdings, Inc. (a) ................................................ 15,394 496
Builders FirstSource, Inc. (a) ............................................... 15,205 2,948
Chart Industries, Inc. (a) .................................................. 19,786 2,456
Clean Harbors, Inc. (a) ................................................... 12,816 3,098
Fluor Corp. (a) ......................................................... 56,904 2,715
ITT, Inc. ............................................................. 26,875 4,018
Jacobs Solutions, Inc. .................................................... 15,394 2,015
Kirby Corp. (a) ......................................................... 26,281 3,218
Knight-Swift Transportation Holdings, Inc. .................................... 62,700 3,383
Korn Ferry ........................................................... 45,005 3,386
Oshkosh Corp. ......................................................... 25,693 2,575
Owens Corning ........................................................ 14,920 2,634
Pentair PLC ........................................................... 45,443 4,444
Robert Half, Inc. ....................................................... 46,921 3,163
Ryder System, Inc. ...................................................... 21,896 3,192
Saia, Inc. (a) ........................................................... 7,969 3,484
Sensata Technologies Holding PLC .......................................... 79,036 2,834
SkyWest, Inc. (a) ........................................................ 35,100 2,984
Terex Corp. ........................................................... 43,242 2,288
Textron, Inc. .......................................................... 38,547 3,414
The Brink's Co. ........................................................ 25,820 2,986
WESCO International, Inc. ................................................ 15,310 2,572
66,590
Information Technology (8.3%):
Amdocs Ltd. .......................................................... 42,908 3,754
Belden, Inc. ........................................................... 22,754 2,665
Ciena Corp. (a) ......................................................... 51,774 3,189
Diodes, Inc. (a) ......................................................... 37,804 2,423
Flex Ltd. (a) ........................................................... 62,601 2,093
Jabil, Inc. ............................................................ 24,500 2,936
Kulicke & Soffa Industries, Inc. ............................................. 50,090 2,260
MKS Instruments, Inc. ................................................... 22,200 2,413
Synaptics, Inc. (a) ....................................................... 33,250 2,579
TD SYNNEX Corp. ..................................................... 24,075 2,891
27,203
Materials (6.5%):
ATI, Inc. (a) ........................................................... 49,818 3,333
Cleveland-Cliffs, Inc. (a) .................................................. 226,268 2,890
Commercial Metals Co. .................................................. 61,883 3,401
Huntsman Corp. ........................................................ 147,214 3,563
Ingevity Corp. (a) ....................................................... 60,623 2,364
Reliance, Inc. .......................................................... 11,235 3,249

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Summit Materials, Inc. , Class A (a) .......................................... 64,323 $ 2,511
21,311
Real Estate (9.6%):
Camden Property Trust ................................................... 31,400 3,879
Cushman & Wakefield PLC (a) ............................................. 245,000 3,339
Federal Realty Investment Trust ............................................ 30,212 3,473
First Industrial Realty Trust, Inc. ............................................ 79,096 4,428
Gaming and Leisure Properties, Inc. ......................................... 88,500 4,553
Highwoods Properties, Inc. ................................................ 97,710 3,274
Host Hotels & Resorts, Inc. ................................................ 140,435 2,472
Kilroy Realty Corp. ..................................................... 73,400 2,841
WP Carey, Inc. ......................................................... 50,000 3,115
31,374
Utilities (4.2%):
Evergy, Inc. ........................................................... 51,378 3,186
National Fuel Gas Co. ................................................... 57,850 3,506
Pinnacle West Capital Corp. ............................................... 46,517 4,121
UGI Corp. ............................................................ 119,147 2,981
13,794
Total Common Stocks (Cost $274,917)
a
a
a
321,063
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (c) ........ 669,010 669
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (c) ............ 669,010 669
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (c) ............... 669,010 669
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (c) . 669,010 669
Total Collateral for Securities Loaned (Cost $2,676)
a
a
a
2,676
Total Investments (Cost $277,593) — 98.7% 323,739
Other assets in excess of liabilities — 1.3% 4,397
NET ASSETS - 100.00% $ 328,136
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2024.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Munder Multi-Cap Fund

(Unaudited)
T
Security Description Shares
Value
(000)
Common Stocks (96.9%)
Communication Services (11.2%):
Alphabet, Inc. , Class A ................................................... 125,260 $ 20,774
Meta Platforms, Inc. , Class A .............................................. 32,300 18,490
Netflix, Inc. (a) ......................................................... 11,100 7,873
T-Mobile US, Inc. ...................................................... 36,100 7,450
54,587
Consumer Discretionary (11.7%):
Amazon.com, Inc. (a) .................................................... 105,500 19,658
D.R. Horton, Inc. ....................................................... 27,900 5,322
General Motors Co. ..................................................... 131,400 5,892
JD.com, Inc. , ADR ...................................................... 97,300 3,892
PulteGroup, Inc. ........................................................ 37,500 5,382
Tesla, Inc. (a) .......................................................... 14,600 3,820
Texas Roadhouse, Inc. ................................................... 17,200 3,038
Toll Brothers, Inc. ...................................................... 20,300 3,136
Wingstop, Inc. ......................................................... 16,600 6,907
57,047
Consumer Staples (2.2%):
BellRing Brands, Inc. (a) .................................................. 97,300 5,908
Casey's General Stores, Inc. ............................................... 12,600 4,734
10,642
Electronic Equipment, Instruments & Components (2.0%):
Fabrinet (a) ............................................................ 11,400 2,696
OSI Systems, Inc. (a) ..................................................... 46,000 6,984
9,680
Energy (4.9%):
Baker Hughes Co. ...................................................... 135,600 4,902
Diamondback Energy, Inc. ................................................ 20,400 3,517
EOG Resources, Inc. .................................................... 35,900 4,413
Matador Resources Co. ................................................... 74,700 3,692
Oceaneering International, Inc. (a) ........................................... 155,700 3,872
Weatherford International PLC ............................................. 38,700 3,286
23,682
Financials (12.5%):
Affiliated Managers Group, Inc. ............................................ 27,300 4,854
Ameriprise Financial, Inc. ................................................. 14,100 6,624
Chubb Ltd. ........................................................... 15,800 4,557
Fiserv, Inc. (a) .......................................................... 28,900 5,192
Interactive Brokers Group, Inc. ............................................. 42,800 5,965
JPMorgan Chase & Co. .................................................. 33,300 7,022
NU Holdings Ltd. , Class A (a) .............................................. 363,700 4,964
Pagseguro Digital Ltd. , Class A (a) ........................................... 215,700 1,857
Skyward Specialty Insurance Group, Inc. (a) .................................... 70,800 2,884
The Bancorp, Inc. (a) ..................................................... 73,900 3,954
Visa, Inc. , Class A ...................................................... 21,100 5,801
W.R. Berkley Corp. ..................................................... 127,700 7,244
60,918
Health Care (13.6%):
Addus HomeCare Corp. (a) ................................................ 24,800 3,299
Amphastar Pharmaceuticals, Inc. (a) .......................................... 92,600 4,494
Collegium Pharmaceutical, Inc. (a) ........................................... 80,900 3,126
Elevance Health, Inc. .................................................... 4,300 2,236
Eli Lilly & Co. ......................................................... 12,200 10,808
HCA Healthcare, Inc. .................................................... 18,900 7,682
Neurocrine Biosciences, Inc. (a) ............................................. 38,500 4,436
Novo Nordisk A/S , ADR .................................................. 20,900 2,489

Victory Portfolios
Victory Munder Multi-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
ResMed, Inc. .......................................................... 20,700 $ 5,053
Stryker Corp. .......................................................... 20,000 7,225
The Cigna Group ....................................................... 13,200 4,573
The Ensign Group, Inc. ................................................... 44,200 6,357
Vertex Pharmaceuticals, Inc. (a) ............................................. 9,100 4,232
66,010
Industrials (9.7%):
Allison Transmission Holdings, Inc. ......................................... 52,400 5,034
Comfort Systems USA, Inc. ............................................... 15,700 6,128
EMCOR Group, Inc. .................................................... 13,200 5,683
Federal Signal Corp. ..................................................... 46,800 4,374
GXO Logistics, Inc. (a) ................................................... 44,700 2,328
Huron Consulting Group, Inc. (a) ............................................ 20,300 2,207
Kirby Corp. (a) ......................................................... 39,500 4,836
Parsons Corp. (a) ....................................................... 53,800 5,578
Powell Industries, Inc. ................................................... 17,500 3,885
Textron, Inc. .......................................................... 49,600 4,394
Verra Mobility Corp. (a) .................................................. 102,500 2,850
47,297
Materials (0.9%):
Linde PLC ............................................................ 4,500 2,146
Summit Materials, Inc. , Class A (a) .......................................... 54,630 2,132
4,278
Real Estate (2.2%):
Digital Realty Trust, Inc. .................................................. 18,300 2,962
Simon Property Group, Inc. ............................................... 22,300 3,769
VICI Properties, Inc. .................................................... 122,200 4,070
10,801
Semiconductors & Semiconductor Equipment (10.2%):
Broadcom, Inc. ........................................................ 87,900 15,163
NVIDIA Corp. ......................................................... 193,800 23,535
ON Semiconductor Corp. (a) ............................................... 52,000 3,776
Photronics, Inc. (a) ...................................................... 84,800 2,099
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 28,100 4,880
49,453
Software (10.7%):
Adobe, Inc. (a) ......................................................... 8,800 4,556
Cadence Design Systems, Inc. (a) ............................................ 22,900 6,207
Clear Secure, Inc. , Class A ................................................ 168,000 5,568
Microsoft Corp. ........................................................ 70,160 30,190
Nice Ltd. , ADR (a) (b) .................................................... 30,900 5,366
51,887
Technology Hardware, Storage & Peripherals (5.1%):
Apple, Inc. ........................................................... 107,580 25,066
Total Common Stocks (Cost $300,642)
a
a
a
471,348
Exchange-Traded Funds (0.9%)
iShares Russell 3000 ETF ................................................. 13,500 4,411
Total Exchange-Traded Funds (Cost $3,617)
a
a
a
4,411
Collateral for Securities Loaned (1.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (c) ........ 1,338,356 1,338
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (c) ............ 1,338,356 1,338
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (c) ............... 1,338,356 1,338

Victory Portfolios
Victory Munder Multi-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (c) . 1,338,356 $ 1,339
Total Collateral for Securities Loaned (Cost $5,353)
a
a
a
5,353
Total Investments (Cost $309,612) — 98.9% 481,112
Other assets in excess of liabilities — 1.1% 5,207
NET ASSETS - 100.00% $ 486,319
At September 30, 2024, the Fund's investments in foreign securities were 6.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.4%)
Communication Services (8.8%):
Alphabet, Inc. , Class A ................................................... 31,693 $ 5,256
Alphabet, Inc. , Class C ................................................... 25,982 4,344
AT&T, Inc. ........................................................... 38,786 853
Charter Communications, Inc. , Class A (a) ..................................... 525 170
Comcast Corp. , Class A .................................................. 20,897 873
Electronic Arts, Inc. ..................................................... 1,301 187
Fox Corp. , Class A ...................................................... 1,215 51
Fox Corp. , Class B ...................................................... 714 28
Live Nation Entertainment, Inc. (a) ........................................... 847 93
Match Group, Inc. (a) .................................................... 1,395 53
Meta Platforms, Inc. , Class A .............................................. 11,818 6,765
Netflix, Inc. (a) ......................................................... 2,322 1,647
News Corp. , Class A ..................................................... 2,047 54
News Corp. , Class B .................................................... 607 17
Omnicom Group, Inc. .................................................... 1,058 109
Paramount Global , Class B ................................................ 3,217 34
Take-Two Interactive Software, Inc. (a) ........................................ 882 136
The Interpublic Group of Cos., Inc. .......................................... 2,032 64
The Walt Disney Co. .................................................... 9,810 944
T-Mobile US, Inc. ...................................................... 2,651 547
Verizon Communications, Inc. .............................................. 22,771 1,023
Warner Bros Discovery, Inc. (a) ............................................. 12,070 100
23,348
Communications Equipment (0.8%):
Arista Networks, Inc. (a) .................................................. 1,393 535
Cisco Systems, Inc. ..................................................... 21,793 1,160
F5, Inc. (a) ............................................................ 315 69
Juniper Networks, Inc. ................................................... 1,781 69
Motorola Solutions, Inc. .................................................. 903 406
2,239
Consumer Discretionary (10.0%):
Airbnb, Inc. , Class A (a) .................................................. 2,380 302
Amazon.com, Inc. (a) .................................................... 50,529 9,415
Aptiv PLC (a) .......................................................... 1,438 104
AutoZone, Inc. (a) ....................................................... 92 290
Best Buy Co., Inc. ...................................................... 1,062 110
Booking Holdings, Inc. ................................................... 181 762
BorgWarner, Inc. ....................................................... 1,232 45
Caesars Entertainment, Inc. (a) .............................................. 1,170 49
CarMax, Inc. (a) ........................................................ 844 65
Carnival Corp. (a) ....................................................... 5,465 101
Chipotle Mexican Grill, Inc. (a) ............................................. 7,408 427
D.R. Horton, Inc. ....................................................... 1,587 303
Darden Restaurants, Inc. .................................................. 641 105
Deckers Outdoor Corp. (a) ................................................. 825 132
Domino's Pizza, Inc. ..................................................... 189 81
eBay, Inc. ............................................................ 2,645 172
Expedia Group, Inc. (a) ................................................... 674 100
Ford Motor Co. ........................................................ 21,120 223
Garmin Ltd. ........................................................... 832 146
General Motors Co. ..................................................... 6,080 273
Genuine Parts Co. ...................................................... 754 105
Hasbro, Inc. ........................................................... 709 51
Hilton Worldwide Holdings, Inc. ............................................ 1,333 307
Las Vegas Sands Corp. ................................................... 1,912 96
Lennar Corp. , Class A .................................................... 1,307 245
LKQ Corp. ........................................................... 1,424 57
Lowe's Cos., Inc. ....................................................... 3,082 835
Lululemon Athletica, Inc. (a) ............................................... 622 169

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Marriott International, Inc. , Class A .......................................... 1,264 $ 314
McDonald's Corp. ...................................................... 3,880 1,181
MGM Resorts International (a) .............................................. 1,249 49
Mohawk Industries, Inc. (a) ................................................ 283 45
NIKE, Inc. , Class B ..................................................... 6,499 574
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 2,378 49
NVR, Inc. (a) .......................................................... 17 167
O'Reilly Automotive, Inc. (a) ............................................... 314 362
Pool Corp. ............................................................ 207 78
PulteGroup, Inc. ........................................................ 1,123 161
Ralph Lauren Corp. ..................................................... 217 42
Ross Stores, Inc. ....................................................... 1,804 272
Royal Caribbean Cruises Ltd. .............................................. 1,281 227
Starbucks Corp. ........................................................ 6,130 598
Tapestry, Inc. .......................................................... 1,245 58
Tesla, Inc. (a) .......................................................... 15,009 3,927
The Home Depot, Inc. ................................................... 5,364 2,173
The TJX Cos., Inc. ...................................................... 6,113 719
Tractor Supply Co. ...................................................... 584 170
Ulta Beauty, Inc. (a) ..................................................... 258 100
Wynn Resorts Ltd. ...................................................... 506 49
Yum! Brands, Inc. ...................................................... 1,521 212
26,597
Consumer Staples (5.8%):
Altria Group, Inc. ....................................................... 9,230 471
Archer-Daniels-Midland Co. ............................................... 2,586 154
Brown-Forman Corp. , Class B ............................................. 992 49
Bunge Global SA ....................................................... 766 74
Campbell Soup Co. ..................................................... 1,066 52
Church & Dwight Co., Inc. ................................................ 1,324 139
Colgate-Palmolive Co. ................................................... 4,420 459
Conagra Brands, Inc. .................................................... 2,591 84
Constellation Brands, Inc. , Class A .......................................... 848 218
Costco Wholesale Corp. .................................................. 2,398 2,126
Dollar General Corp. .................................................... 1,189 101
Dollar Tree, Inc. (a) ...................................................... 1,093 77
General Mills, Inc. ...................................................... 3,011 222
Hormel Foods Corp. ..................................................... 1,572 50
Kellanova ............................................................ 1,451 117
Kenvue, Inc. .......................................................... 10,360 240
Keurig Dr. Pepper, Inc. ................................................... 5,722 214
Kimberly-Clark Corp. .................................................... 1,822 259
Lamb Weston Holdings, Inc. ............................................... 777 50
McCormick & Co., Inc. .................................................. 1,363 112
Molson Coors Beverage Co. , Class B ......................................... 950 55
Mondelez International, Inc. , Class A ......................................... 7,226 532
Monster Beverage Corp. (a) ................................................ 3,815 199
PepsiCo, Inc. .......................................................... 7,430 1,263
Philip Morris International, Inc. ............................................. 8,410 1,021
Sysco Corp. ........................................................... 2,660 208
Target Corp. .......................................................... 2,503 390
The Clorox Co. ........................................................ 670 109
The Coca-Cola Co. ...................................................... 20,982 1,508
The Estee Lauder Cos., Inc. ............................................... 1,261 126
The Hershey Co. ....................................................... 799 153
The J.M. Smucker Co. ................................................... 576 70
The Kraft Heinz Co. ..................................................... 4,774 168
The Kroger Co. ........................................................ 3,592 206
The Procter & Gamble Co. ................................................ 12,734 2,206
Tyson Foods, Inc. , Class A ................................................ 1,546 92
Walgreens Boots Alliance, Inc. ............................................. 3,876 35

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Walmart, Inc. .......................................................... 23,496 $ 1,897
15,506
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp. , Class A ................................................. 6,514 424
CDW Corp. ........................................................... 723 164
Corning, Inc. .......................................................... 4,166 188
Jabil, Inc. ............................................................ 614 74
Keysight Technologies, Inc. (a) ............................................. 944 150
TE Connectivity PLC (a) .................................................. 1,644 248
Teledyne Technologies, Inc. (a) ............................................. 253 111
Trimble, Inc. (a) ........................................................ 1,321 82
Zebra Technologies Corp. (a) ............................................... 279 103
1,544
Energy (3.3%):
APA Corp. ............................................................ 2,001 49
Baker Hughes Co. ...................................................... 5,374 194
Chevron Corp. ......................................................... 9,201 1,355
ConocoPhillips Co. ..................................................... 6,282 661
Coterra Energy, Inc. ..................................................... 3,999 96
Devon Energy Corp. ..................................................... 3,387 132
Diamondback Energy, Inc. ................................................ 965 166
EOG Resources, Inc. .................................................... 3,076 378
EQT Corp. ............................................................ 3,213 118
Exxon Mobil Corp. ..................................................... 24,033 2,817
Halliburton Co. ........................................................ 4,776 139
Hess Corp. ............................................................ 1,495 203
Kinder Morgan, Inc. ..................................................... 10,445 231
Marathon Oil Corp. ..................................................... 3,026 81
Marathon Petroleum Corp. ................................................ 1,810 295
Occidental Petroleum Corp. ............................................... 3,642 188
ONEOK, Inc. .......................................................... 3,159 288
Phillips 66 Co. ......................................................... 2,264 298
Schlumberger NV ...................................................... 7,681 322
Targa Resources Corp. ................................................... 1,185 175
The Williams Cos., Inc. .................................................. 6,594 301
Valero Energy Corp. ..................................................... 1,733 234
8,721
Financials (12.8%):
Aflac, Inc. ............................................................ 2,726 305
American Express Co. ................................................... 3,038 824
American International Group, Inc. .......................................... 3,483 255
Ameriprise Financial, Inc. ................................................. 531 249
Aon PLC , Class A ...................................................... 1,175 407
Arch Capital Group Ltd. (a) ................................................ 2,026 227
Arthur J. Gallagher & Co. ................................................. 1,185 333
Assurant, Inc. ......................................................... 280 56
Bank of America Corp. ................................................... 36,518 1,449
Berkshire Hathaway, Inc. , Class B (a) ......................................... 9,909 4,561
BlackRock, Inc. ........................................................ 753 715
Blackstone, Inc. ........................................................ 3,895 596
Brown & Brown, Inc. .................................................... 1,281 133
Capital One Financial Corp. ............................................... 2,066 309
Cboe Global Markets, Inc. ................................................ 566 116
Chubb Ltd. ........................................................... 2,032 586
Cincinnati Financial Corp. ................................................ 845 115
Citigroup, Inc. ......................................................... 10,320 646
Citizens Financial Group, Inc. .............................................. 2,425 100
CME Group, Inc. ....................................................... 1,948 430
Discover Financial Services ............................................... 1,358 191
Erie Indemnity Co. , Class A ............................................... 135 73
Everest Group Ltd. ...................................................... 234 92

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
FactSet Research Systems, Inc. ............................................. 206 $ 95
Fidelity National Information Services, Inc. .................................... 2,951 247
Fifth Third Bancorp ..................................................... 3,661 157
Fiserv, Inc. (a) .......................................................... 3,114 559
Franklin Resources, Inc. .................................................. 1,669 34
Global Payments, Inc. .................................................... 1,376 141
Globe Life, Inc. ........................................................ 486 51
Huntington Bancshares, Inc. ............................................... 7,857 115
Intercontinental Exchange, Inc. ............................................. 3,106 499
Invesco Ltd. ........................................................... 2,434 43
Jack Henry & Associates, Inc. .............................................. 394 70
JPMorgan Chase & Co. .................................................. 15,391 3,245
KeyCorp ............................................................. 5,021 84
KKR & Co., Inc. ....................................................... 3,648 476
Loews Corp. .......................................................... 986 78
M&T Bank Corp. ....................................................... 903 161
MarketAxess Holdings, Inc. ............................................... 204 52
Marsh & McLennan Cos., Inc. ............................................. 2,660 593
Mastercard, Inc. , Class A ................................................. 4,463 2,204
MetLife, Inc. .......................................................... 3,182 262
Moody's Corp. ......................................................... 847 402
Morgan Stanley ........................................................ 6,739 702
MSCI, Inc. ........................................................... 425 248
Nasdaq, Inc. .......................................................... 2,238 163
Northern Trust Corp. .................................................... 1,091 98
PayPal Holdings, Inc. (a) .................................................. 5,530 432
Principal Financial Group, Inc. ............................................. 1,153 99
Prudential Financial, Inc. ................................................. 1,931 234
Raymond James Financial, Inc. ............................................. 1,003 123
Regions Financial Corp. .................................................. 4,950 115
S&P Global, Inc. ....................................................... 1,732 895
State Street Corp. ....................................................... 1,615 143
Synchrony Financial ..................................................... 2,138 107
T. Rowe Price Group, Inc. ................................................. 1,204 131
The Allstate Corp. ...................................................... 1,428 271
The Bank of New York Mellon Corp. ......................................... 3,992 287
The Charles Schwab Corp. ................................................ 8,081 524
The Goldman Sachs Group, Inc. ............................................ 1,708 846
The Hartford Financial Services Group, Inc. .................................... 1,585 186
The PNC Financial Services Group, Inc. ...................................... 2,150 397
The Progressive Corp. ................................................... 3,168 804
The Travelers Cos., Inc. .................................................. 1,233 289
Truist Financial Corp. .................................................... 7,244 310
U.S. Bancorp .......................................................... 8,441 386
Visa, Inc. , Class A ...................................................... 9,036 2,484
W.R. Berkley Corp. ..................................................... 1,626 92
Wells Fargo & Co. ...................................................... 18,412 1,040
Willis Towers Watson PLC ................................................ 549 162
33,904
Health Care (11.5%):
Abbott Laboratories ..................................................... 9,412 1,073
AbbVie, Inc. .......................................................... 9,555 1,887
Agilent Technologies, Inc. ................................................. 1,578 234
Align Technology, Inc. (a) ................................................. 380 97
Amgen, Inc. ........................................................... 2,907 937
Baxter International, Inc. ................................................. 2,760 105
Becton Dickinson & Co. .................................................. 1,564 377
Biogen, Inc. (a) ......................................................... 788 153
Bio-Techne Corp. ....................................................... 852 68
Boston Scientific Corp. (a) ................................................. 7,966 668
Bristol-Myers Squibb Co. ................................................. 10,967 567
Cardinal Health, Inc. .................................................... 1,319 146

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Catalent, Inc. (a) ........................................................ 979 $ 59
Cencora, Inc. .......................................................... 944 213
Centene Corp. (a) ....................................................... 2,845 214
Charles River Laboratories International, Inc. (a) ................................. 279 55
CVS Health Corp. ...................................................... 6,805 428
Danaher Corp. ......................................................... 3,477 967
DaVita, Inc. (a) ......................................................... 250 41
Dexcom, Inc. (a) ........................................................ 2,168 145
Edwards Lifesciences Corp. (a) ............................................. 3,259 215
Elevance Health, Inc. .................................................... 1,254 652
Eli Lilly & Co. ......................................................... 4,267 3,780
GE HealthCare Technologies, Inc. ........................................... 2,297 216
Gilead Sciences, Inc. .................................................... 6,735 565
HCA Healthcare, Inc. .................................................... 1,005 408
Henry Schein, Inc. (a) .................................................... 685 50
Hologic, Inc. (a) ........................................................ 1,256 102
Humana, Inc. .......................................................... 651 206
IDEXX Laboratories, Inc. (a) ............................................... 445 225
Incyte Corp. (a) ......................................................... 865 57
Insulet Corp. (a) ........................................................ 379 88
Intuitive Surgical, Inc. (a) ................................................. 1,919 943
IQVIA Holdings, Inc. (a) .................................................. 937 222
Johnson & Johnson ..................................................... 13,022 2,110
Labcorp Holdings, Inc. ................................................... 454 101
McKesson Corp. ....................................................... 701 347
Medtronic PLC ........................................................ 6,938 625
Merck & Co., Inc. ...................................................... 13,712 1,557
Mettler-Toledo International, Inc. (a) ......................................... 115 172
Moderna, Inc. (a) ....................................................... 1,830 122
Molina Healthcare, Inc. (a) ................................................ 317 109
Pfizer, Inc. ............................................................ 30,653 887
Quest Diagnostics, Inc. ................................................... 602 93
Regeneron Pharmaceuticals, Inc. (a) .......................................... 574 603
ResMed, Inc. .......................................................... 795 194
Revvity, Inc. .......................................................... 667 85
Solventum Corp. (a) ..................................................... 747 52
STERIS PLC .......................................................... 533 129
Stryker Corp. .......................................................... 1,855 670
Teleflex, Inc. .......................................................... 255 63
The Cigna Group ....................................................... 1,512 524
The Cooper Cos., Inc. (a) .................................................. 1,077 119
Thermo Fisher Scientific, Inc. .............................................. 2,066 1,278
UnitedHealth Group, Inc. ................................................. 4,995 2,921
Universal Health Services, Inc. , Class B ....................................... 322 74
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,396 649
Viatris, Inc. ........................................................... 6,456 75
Waters Corp. (a) ........................................................ 321 116
West Pharmaceutical Services, Inc. .......................................... 392 118
Zimmer Biomet Holdings, Inc. ............................................. 1,102 119
Zoetis, Inc. ........................................................... 2,451 479
30,554
Industrials (8.4%):
3M Co. .............................................................. 2,972 406
A.O. Smith Corp. ....................................................... 649 58
Allegion PLC ......................................................... 471 69
Amentum Holdings, Inc. (a) ................................................ 677 22
AMETEK, Inc. ........................................................ 1,252 215
Automatic Data Processing, Inc. ............................................ 2,206 610
Axon Enterprise, Inc. (a) .................................................. 388 155
Broadridge Financial Solutions, Inc. ......................................... 631 136
Builders FirstSource, Inc. (a) ............................................... 630 122
C.H. Robinson Worldwide, Inc. ............................................. 634 70

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Carrier Global Corp. ..................................................... 4,541 $ 365
Caterpillar, Inc. ........................................................ 2,623 1,026
Cintas Corp. .......................................................... 1,853 381
Copart, Inc. (a) ......................................................... 4,737 248
CSX Corp. ............................................................ 10,487 362
Cummins, Inc. ......................................................... 741 240
Dayforce, Inc. (a) ....................................................... 855 52
Deere & Co. .......................................................... 1,386 578
Delta Air Lines, Inc. ..................................................... 3,469 176
Dover Corp. ........................................................... 744 143
Eaton Corp. PLC ....................................................... 2,153 714
Emerson Electric Co. .................................................... 3,098 339
Equifax, Inc. .......................................................... 669 197
Expeditors International of Washington, Inc. .................................... 763 100
Fastenal Co. ........................................................... 3,098 221
FedEx Corp. .......................................................... 1,219 334
Fortive Corp. .......................................................... 1,895 150
GE Vernova, Inc. (a) ..................................................... 1,487 379
Generac Holdings, Inc. (a) ................................................. 325 52
General Dynamics Corp. .................................................. 1,395 422
General Electric Co. ..................................................... 5,865 1,106
Honeywell International, Inc. .............................................. 3,523 728
Howmet Aerospace, Inc. .................................................. 2,208 221
Hubbell, Inc. .......................................................... 290 124
Huntington Ingalls Industries, Inc. ........................................... 212 56
IDEX Corp. ........................................................... 410 88
Illinois Tool Works, Inc. .................................................. 1,461 383
Ingersoll Rand, Inc. ..................................................... 2,183 214
J.B. Hunt Transport Services, Inc. ........................................... 436 75
Jacobs Solutions, Inc. .................................................... 677 89
Johnson Controls International PLC .......................................... 3,614 280
L3Harris Technologies, Inc. ............................................... 1,026 244
Leidos Holdings, Inc. .................................................... 729 119
Lockheed Martin Corp. ................................................... 1,148 671
Masco Corp. .......................................................... 1,181 99
Nordson Corp. ......................................................... 294 77
Norfolk Southern Corp. .................................................. 1,223 304
Northrop Grumman Corp. ................................................. 744 393
Old Dominion Freight Line, Inc. ............................................ 1,020 203
Otis Worldwide Corp. .................................................... 2,167 225
PACCAR, Inc. ......................................................... 2,836 280
Parker-Hannifin Corp. ................................................... 695 439
Paychex, Inc. .......................................................... 1,734 233
Paycom Software, Inc. ................................................... 263 44
Pentair PLC ........................................................... 895 88
Quanta Services, Inc. .................................................... 797 238
Republic Services, Inc. ................................................... 1,104 222
Rockwell Automation, Inc. ................................................ 614 165
Rollins, Inc. ........................................................... 1,520 77
RTX Corp. ............................................................ 7,196 872
Snap-on, Inc. .......................................................... 285 83
Southwest Airlines Co. ................................................... 3,241 96
Stanley Black & Decker, Inc. .............................................. 833 92
Textron, Inc. .......................................................... 1,014 90
The Boeing Co. (a) ...................................................... 3,166 481
Trane Technologies PLC .................................................. 1,221 475
TransDigm Group, Inc. ................................................... 304 434
Uber Technologies, Inc. (a) ................................................ 11,365 854
Union Pacific Corp. ..................................................... 3,295 812
United Airlines Holdings, Inc. (a) ............................................ 1,779 102
United Parcel Service, Inc. , Class B .......................................... 3,962 540
United Rentals, Inc. ..................................................... 360 291
Veralto Corp. .......................................................... 1,337 150

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Verisk Analytics, Inc. .................................................... 770 $ 206
W.W. Grainger, Inc. ..................................................... 240 249
Waste Management, Inc. .................................................. 1,975 410
Westinghouse Air Brake Technologies Corp. .................................... 948 172
Xylem, Inc. ........................................................... 1,314 177
22,413
IT Services (1.2%):
Accenture PLC , Class A .................................................. 3,388 1,197
Akamai Technologies, Inc. (a) .............................................. 820 83
Cognizant Technology Solutions Corp. , Class A ................................. 2,681 207
EPAM Systems, Inc. (a) ................................................... 308 61
Gartner, Inc. (a) ........................................................ 417 211
GoDaddy, Inc. , Class A (a) ................................................. 763 120
International Business Machines Corp. ........................................ 4,983 1,102
VeriSign, Inc. (a) ........................................................ 454 86
3,067
Materials (2.2%):
Air Products and Chemicals, Inc. ............................................ 1,203 358
Albemarle Corp. (b) ..................................................... 636 60
Amcor PLC ........................................................... 7,818 89
Avery Dennison Corp. ................................................... 436 96
Ball Corp. ............................................................ 1,642 111
Celanese Corp. ......................................................... 591 80
CF Industries Holdings, Inc. ............................................... 976 84
Corteva, Inc. .......................................................... 3,745 220
Dow, Inc. ............................................................ 3,792 207
DuPont de Nemours, Inc. ................................................. 2,258 201
Eastman Chemical Co. ................................................... 632 71
Ecolab, Inc. ........................................................... 1,370 350
FMC Corp. ........................................................... 675 45
Freeport-McMoRan, Inc. ................................................. 7,772 388
International Flavors & Fragrances, Inc. ....................................... 1,383 145
International Paper Co. ................................................... 1,879 92
Linde PLC ............................................................ 2,600 1,240
LyondellBasell Industries NV , Class A ........................................ 1,407 135
Martin Marietta Materials, Inc. ............................................. 331 178
Newmont Corp. ........................................................ 6,207 332
Nucor Corp. ........................................................... 1,284 193
Packaging Corp. of America ............................................... 482 104
PPG Industries, Inc. ..................................................... 1,262 167
Smurfit WestRock PLC ................................................... 2,669 132
Steel Dynamics, Inc. ..................................................... 776 98
The Mosaic Co. ........................................................ 1,724 46
The Sherwin-Williams Co. ................................................ 1,255 479
Vulcan Materials Co. .................................................... 714 179
5,880
Real Estate (2.3%):
Alexandria Real Estate Equities, Inc. ......................................... 842 100
American Tower Corp. ................................................... 2,527 588
AvalonBay Communities, Inc. .............................................. 768 173
BXP, Inc. ............................................................. 786 63
Camden Property Trust ................................................... 577 71
CBRE Group, Inc. , Class A (a) .............................................. 1,629 203
CoStar Group, Inc. (a) .................................................... 2,217 167
Crown Castle, Inc. ...................................................... 2,351 279
Digital Realty Trust, Inc. .................................................. 1,665 269
Equinix, Inc. .......................................................... 514 456
Equity Residential ...................................................... 1,846 137
Essex Property Trust, Inc. ................................................. 347 102
Extra Space Storage, Inc. ................................................. 1,146 206
Federal Realty Investment Trust ............................................ 407 47

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Healthpeak Properties, Inc. ................................................ 3,807 $ 87
Host Hotels & Resorts, Inc. ................................................ 3,800 67
Invitation Homes, Inc. ................................................... 3,082 109
Iron Mountain, Inc. ..................................................... 1,587 189
Kimco Realty Corp. ..................................................... 3,647 85
Mid-America Apartment Communities, Inc. .................................... 632 100
Prologis, Inc. .......................................................... 5,009 633
Public Storage ......................................................... 852 310
Realty Income Corp. .................................................... 4,711 299
Regency Centers Corp. ................................................... 884 64
SBA Communications Corp. ............................................... 581 140
Simon Property Group, Inc. ............................................... 1,658 280
UDR, Inc. ............................................................ 1,624 74
Ventas, Inc. ........................................................... 2,235 143
VICI Properties, Inc. .................................................... 5,665 189
Welltower, Inc. ......................................................... 3,130 401
Weyerhaeuser Co. ...................................................... 3,934 133
6,164
Semiconductors & Semiconductor Equipment (11.1%):
Advanced Micro Devices, Inc. (a) ............................................ 8,755 1,437
Analog Devices, Inc. .................................................... 2,684 618
Applied Materials, Inc. ................................................... 4,479 905
Broadcom, Inc. ........................................................ 25,180 4,344
Enphase Energy, Inc. (a) .................................................. 733 83
First Solar, Inc. (a) ...................................................... 579 144
Intel Corp. ............................................................ 23,082 542
KLA Corp. ........................................................... 727 563
Lam Research Corp. ..................................................... 705 575
Microchip Technology, Inc. ................................................ 2,902 233
Micron Technology, Inc. .................................................. 5,998 622
Monolithic Power Systems, Inc. ............................................ 264 244
NVIDIA Corp. ......................................................... 134,292 16,308
NXP Semiconductors NV ................................................. 1,378 331
ON Semiconductor Corp. (a) ............................................... 2,317 168
Qorvo, Inc. (a) ......................................................... 513 53
QUALCOMM, Inc. ..................................................... 6,026 1,025
Skyworks Solutions, Inc. ................................................. 864 85
Teradyne, Inc. ......................................................... 883 118
Texas Instruments, Inc. ................................................... 4,939 1,020
29,418
Software (10.4%):
Adobe, Inc. (a) ......................................................... 2,399 1,242
ANSYS, Inc. (a) ........................................................ 473 151
Autodesk, Inc. (a) ....................................................... 1,165 321
Cadence Design Systems, Inc. (a) ............................................ 1,481 401
Corpay, Inc. (a) ......................................................... 376 118
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 1,249 350
Fair Isaac Corp. (a) ...................................................... 133 259
Fortinet, Inc. (a) ........................................................ 3,434 266
Gen Digital, Inc. ....................................................... 2,930 80
Intuit, Inc. ............................................................ 1,512 939
Microsoft Corp. ........................................................ 40,577 17,460
Oracle Corp. .......................................................... 8,646 1,473
Palantir Technologies, Inc. , Class A (a) ........................................ 10,892 405
Palo Alto Networks, Inc. (a) ................................................ 1,752 599
PTC, Inc. (a) ........................................................... 650 118
Roper Technologies, Inc. .................................................. 580 323
Salesforce, Inc. ........................................................ 5,242 1,435
ServiceNow, Inc. (a) ..................................................... 1,114 996
Synopsys, Inc. (a) ....................................................... 829 420

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Tyler Technologies, Inc. (a) ................................................ 231 $ 135
27,491
Technology Hardware, Storage & Peripherals (7.7%):
Apple, Inc. ........................................................... 83,000 19,339
Dell Technologies, Inc. , Class C ............................................ 1,556 185
Hewlett Packard Enterprise Co. ............................................. 7,030 144
HP, Inc. .............................................................. 5,293 190
NetApp, Inc. .......................................................... 1,112 137
Seagate Technology Holdings PLC .......................................... 1,136 124
Super Micro Computer, Inc. (a) ............................................. 272 113
Western Digital Corp. (a) .................................................. 1,766 121
20,353
Utilities (2.5%):
Alliant Energy Corp. .................................................... 1,388 84
Ameren Corp. ......................................................... 1,443 126
American Electric Power Co., Inc. ........................................... 2,878 295
American Water Works Co., Inc. ............................................ 1,054 154
Atmos Energy Corp. ..................................................... 840 117
CenterPoint Energy, Inc. .................................................. 3,525 104
CMS Energy Corp. ...................................................... 1,616 114
Consolidated Edison, Inc. ................................................. 1,871 195
Constellation Energy Corp. ................................................ 1,691 440
Dominion Energy, Inc. ................................................... 4,538 262
DTE Energy Co. ....................................................... 1,120 144
Duke Energy Corp. ...................................................... 4,176 482
Edison International ..................................................... 2,089 182
Entergy Corp. ......................................................... 1,157 152
Evergy, Inc. ........................................................... 1,244 77
Eversource Energy ...................................................... 1,933 132
Exelon Corp. .......................................................... 5,409 219
FirstEnergy Corp. ....................................................... 2,773 123
NextEra Energy, Inc. .................................................... 11,114 940
NiSource, Inc. ......................................................... 2,426 84
NRG Energy, Inc. ....................................................... 1,116 102
PG&E Corp. .......................................................... 11,562 229
Pinnacle West Capital Corp. ............................................... 614 54
PPL Corp. ............................................................ 3,991 132
Public Service Enterprise Group, Inc. ......................................... 2,695 240
Sempra .............................................................. 3,425 286
The AES Corp. ........................................................ 3,846 77
The Southern Co. ....................................................... 5,915 533
Vistra Corp. ........................................................... 1,858 220
WEC Energy Group, Inc. ................................................. 1,710 165
Xcel Energy, Inc. ....................................................... 3,016 197
6,661
Total Common Stocks (Cost $41,998)
a
a
a
263,860
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (d) ........ 15,411 15
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (d) ............ 15,411 15
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (d) ............... 15,411 16
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (d) . 15,411 16
Total Collateral for Securities Loaned (Cost $62)
a
a
a
62
Total Investments (Cost $42,060) — 99.4% 263,922
Other assets in excess of liabilities — 0.6% 1,476
NET ASSETS - 100.00% $ 265,398
^ Purchased with cash collateral from securities on loan.

Victory Portfolios
Victory S&P 500 Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on September 30, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 5 12/20/24 $ 1,422,634 $ 1,453,563 $ 30,929
Total unrealized appreciation $ 30,929
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 30,929

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (96.9%)
Communication Services (3.1%):
Live Nation Entertainment, Inc. (a) ........................................... 30,944 $ 3,388
The Trade Desk, Inc. , Class A (a) ............................................ 57,200 6,272
9,660
Consumer Discretionary (9.3%):
Chipotle Mexican Grill, Inc. (a) ............................................. 76,700 4,419
D.R. Horton, Inc. ....................................................... 31,500 6,009
General Motors Co. ..................................................... 61,700 2,767
NVR, Inc. (a) .......................................................... 500 4,906
Ross Stores, Inc. ....................................................... 30,700 4,621
Wingstop, Inc. ......................................................... 8,000 3,329
YETI Holdings, Inc. (a) ................................................... 83,400 3,422
29,473
Consumer Staples (6.0%):
BellRing Brands, Inc. (a) .................................................. 50,800 3,085
Casey's General Stores, Inc. ............................................... 13,200 4,959
Church & Dwight Co., Inc. ................................................ 35,700 3,739
Freshpet, Inc. (a) ........................................................ 32,200 4,404
Performance Food Group Co. (a) ............................................ 35,300 2,766
18,953
Energy (3.5%):
Cheniere Energy, Inc. .................................................... 20,600 3,705
Diamondback Energy, Inc. ................................................ 17,500 3,017
Matador Resources Co. ................................................... 42,500 2,100
Permian Resources Corp. ................................................. 167,400 2,278
11,100
Financials (16.4%):
Affiliated Managers Group, Inc. ............................................ 18,200 3,236
Ameriprise Financial, Inc. ................................................. 12,200 5,732
Arch Capital Group Ltd. (a) ................................................ 53,400 5,975
Brown & Brown, Inc. .................................................... 57,100 5,916
Evercore, Inc. ......................................................... 17,900 4,535
FactSet Research Systems, Inc. ............................................. 7,600 3,495
Global Payments, Inc. .................................................... 34,800 3,564
MSCI, Inc. ........................................................... 7,300 4,255
NU Holdings Ltd. , Class A (a) .............................................. 238,600 3,257
Shift4 Payments, Inc. , Class A (a) ............................................ 42,700 3,783
The Bancorp, Inc. (a) ..................................................... 59,800 3,199
W.R. Berkley Corp. ..................................................... 86,800 4,924
51,871
Health Care (9.4%):
Addus HomeCare Corp. (a) ................................................ 12,400 1,650
Cencora, Inc. .......................................................... 18,500 4,164
Halozyme Therapeutics, Inc. (a) ............................................. 31,800 1,820
ICON PLC (a) ......................................................... 6,100 1,753
Intra-Cellular Therapies, Inc. (a) ............................................. 38,200 2,795
IQVIA Holdings, Inc. (a) .................................................. 17,200 4,076
Neurocrine Biosciences, Inc. (a) ............................................. 23,900 2,754
ResMed, Inc. .......................................................... 16,500 4,028
The Ensign Group, Inc. ................................................... 29,200 4,199
West Pharmaceutical Services, Inc. .......................................... 7,700 2,311
29,550
Industrials (20.0%):
Advanced Drainage Systems, Inc. ........................................... 27,600 4,338
Allison Transmission Holdings, Inc. ......................................... 34,600 3,324
AMETEK, Inc. ........................................................ 33,000 5,667
Comfort Systems USA, Inc. ............................................... 9,200 3,591

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Copa Holdings SA , Class A ................................................ 32,200 $ 3,022
EMCOR Group, Inc. .................................................... 8,000 3,444
HEICO Corp. .......................................................... 13,000 3,399
IDEX Corp. ........................................................... 13,400 2,874
Kirby Corp. (a) ......................................................... 25,700 3,147
Old Dominion Freight Line, Inc. ............................................ 21,900 4,350
Paylocity Holding Corp. (a) ................................................ 14,400 2,376
Quanta Services, Inc. .................................................... 10,700 3,190
Saia, Inc. (a) ........................................................... 4,300 1,880
The Middleby Corp. (a) ................................................... 20,900 2,908
Trane Technologies PLC .................................................. 11,700 4,548
Trex Co., Inc. (a) ........................................................ 50,200 3,342
Verisk Analytics, Inc. .................................................... 16,700 4,475
WillScot Holdings Corp. (a) ................................................ 85,700 3,222
63,097
Information Technology (12.9%):
Amphenol Corp. , Class A ................................................. 82,740 5,391
CyberArk Software Ltd. (a) ................................................ 18,200 5,307
HubSpot, Inc. (a) ....................................................... 6,300 3,349
Keysight Technologies, Inc. (a) ............................................. 28,500 4,530
Monolithic Power Systems, Inc. ............................................ 6,800 6,287
OSI Systems, Inc. (a) ..................................................... 21,900 3,325
Synopsys, Inc. (a) ....................................................... 8,500 4,304
Tyler Technologies, Inc. (a) ................................................ 8,000 4,670
Zscaler, Inc. (a) ......................................................... 20,400 3,487
40,650
Materials (5.4%):
Avery Dennison Corp. ................................................... 26,200 5,784
Freeport-McMoRan, Inc. ................................................. 61,100 3,050
Louisiana-Pacific Corp. .................................................. 46,600 5,008
Summit Materials, Inc. , Class A (a) .......................................... 79,800 3,114
16,956
Real Estate (7.3%):
CBRE Group, Inc. , Class A (a) .............................................. 52,500 6,535
CoStar Group, Inc. (a) .................................................... 48,500 3,659
SBA Communications Corp. ............................................... 15,703 3,780
Sun Communities, Inc. ................................................... 27,616 3,732
VICI Properties, Inc. .................................................... 159,900 5,326
23,032
Utilities (3.6%):
Atmos Energy Corp. ..................................................... 22,700 3,149
NiSource, Inc. ......................................................... 75,300 2,609
PPL Corp. ............................................................ 96,600 3,195
Sempra .............................................................. 30,178 2,524
11,477
Total Common Stocks (Cost $218,792)
a
a
a
305,819
Exchange-Traded Funds (3.0%)
SPDR S&P MidCap 400 ETF Trust .......................................... 16,400 9,342
Total Exchange-Traded Funds (Cost $9,151)
a
a
a
9,342
Total Investments (Cost $227,943) — 99.9% 315,161
Other assets in excess of liabilities — 0.1% 338
NET ASSETS - 100.00% $ 315,499
At September 30, 2024, the Fund's investments in foreign securities were 7.6% of net assets.
(a) Non-income producing security.

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (98.2%)
Australia (4.6%):
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 28,467 $ 1,149
Energy (0.3%):
Woodside Energy Group Ltd. .............................................. 36,119 622
Financials (1.2%):
National Australia Bank Ltd. ............................................... 76,761 1,987
QBE Insurance Group Ltd. (a) .............................................. 68,176 778
2,765
Industrials (0.8%):
Brambles Ltd. ......................................................... 70,706 928
Qantas Airways Ltd. (a) ................................................... 182,997 934
1,862
Materials (1.0%):
Northern Star Resources Ltd. (a) ............................................ 93,257 1,021
Rio Tinto Ltd. ......................................................... 16,180 1,431
2,452
Real Estate (0.8%):
Charter Hall Group ...................................................... 71,424 785
Goodman Group ....................................................... 43,826 1,118
1,903
10,753
Austria (0.5%):
Industrials (0.5%):
ANDRITZ AG ......................................................... 15,691 1,112
Belgium (0.6%):
Materials (0.6%):
Titan Cement International SA ............................................. 32,397 1,286
Brazil (1.2%):
Energy (0.3%):
PRIO SA ............................................................. 82,700 658
Financials (0.4%):
Banco do Brasil SA ..................................................... 183,100 914
Industrials (0.3%):
Embraer SA (a) ......................................................... 73,600 648
Utilities (0.2%):
Equatorial Energia SA ................................................... 96,800 577
2,797
Canada (6.8%):
Consumer Discretionary (0.3%):
Linamar Corp. ......................................................... 12,531 585
Energy (0.9%):
ARC Resources Ltd. ..................................................... 33,946 574
Headwater Exploration, Inc. ............................................... 145,877 683
Suncor Energy, Inc. ..................................................... 22,570 833
2,090
Financials (2.7%):
Canadian Imperial Bank of Commerce ........................................ 18,356 1,126
Fairfax Financial Holdings Ltd. ............................................. 1,871 2,363
National Bank of Canada (b) ............................................... 16,341 1,543

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Royal Bank of Canada ................................................... 9,870 $ 1,232
6,264
Industrials (1.1%):
Element Fleet Management Corp. ........................................... 80,105 1,703
Finning International, Inc. ................................................. 24,579 807
2,510
Materials (1.8%):
Dundee Precious Metals, Inc. .............................................. 113,015 1,145
Lundin Mining Corp. .................................................... 84,719 888
Stella-Jones, Inc. ....................................................... 18,269 1,199
Teck Resources Ltd. , Class B .............................................. 19,622 1,025
4,257
15,706
Chile (0.3%):
Consumer Staples (0.3%):
Cencosud SA .......................................................... 357,393 722
China (6.8%):
Communication Services (1.7%):
Baidu, Inc. , Class SW (a) .................................................. 39,450 519
Kuaishou Technology , Class W (a) (c) ......................................... 133,100 915
Tencent Holdings Ltd. ................................................... 43,800 2,435
3,869
Consumer Discretionary (2.0%):
BYD Co. Ltd. ......................................................... 26,500 945
Fuyao Glass Industry Group Co. Ltd. , Class H (c) ................................ 103,600 696
Meituan , Class W (a) (c) ................................................... 71,900 1,527
MINISO Group Holding Ltd. , ADR .......................................... 30,845 541
Trip.com Group Ltd. (a) ................................................... 15,250 918
4,627
Consumer Staples (0.4%):
Giant Biogene Holding Co. Ltd. (c) .......................................... 161,400 1,044
Financials (1.6%):
Agricultural Bank of China Ltd. , Class H ...................................... 1,485,000 693
Bank of China Ltd. , Class H ............................................... 2,071,275 967
China Construction Bank Corp. , Class H ...................................... 1,210,000 903
PICC Property & Casualty Co. Ltd. , Class H ................................... 808,000 1,196
3,759
Industrials (0.4%):
Sinotruk Hong Kong Ltd. ................................................. 302,500 903
Materials (0.7%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 229,500 669
Zijin Mining Group Co. Ltd. , Class H ........................................ 416,000 929
1,598
15,800
Denmark (2.6%):
Consumer Discretionary (0.6%):
Pandora A/S .......................................................... 8,684 1,431
Health Care (2.0%):
Novo Nordisk A/S , Class B ................................................ 38,987 4,625
6,056

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
France (6.4%):
Communication Services (0.8%):
Publicis Groupe SA ..................................................... 16,572 $ 1,813
Consumer Discretionary (0.7%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 1,018 780
Renault SA ........................................................... 18,764 816
1,596
Energy (0.3%):
Technip Energies NV .................................................... 31,450 760
Financials (0.9%):
AXA SA ............................................................. 22,342 860
BNP Paribas SA ........................................................ 17,079 1,172
2,032
Health Care (0.6%):
EssilorLuxottica SA (a) ................................................... 3,336 790
Ipsen SA ............................................................. 5,639 695
1,485
Industrials (1.4%):
Cie de Saint-Gobain SA .................................................. 17,517 1,597
Eiffage SA ............................................................ 7,816 755
Rexel SA ............................................................. 33,350 967
3,319
Information Technology (0.5%):
Capgemini SE ......................................................... 4,971 1,073
Materials (0.5%):
Arkema SA ........................................................... 12,160 1,158
Real Estate (0.3%):
Klepierre SA .......................................................... 24,519 803
Utilities (0.4%):
Engie SA ............................................................. 49,373 854
14,893
Germany (5.0%):
Communication Services (1.0%):
Deutsche Telekom AG ................................................... 80,730 2,371
Consumer Staples (0.6%):
Henkel AG & Co. KGaA , Preference Shares .................................... 14,879 1,398
Financials (1.1%):
Allianz SE , Registered Shares .............................................. 2,916 959
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 2,870 1,581
2,540
Industrials (1.4%):
GEA Group AG ........................................................ 16,302 800
Siemens AG , Registered Shares ............................................. 12,444 2,517
3,317
Information Technology (0.5%):
SAP SE .............................................................. 4,718 1,079
Materials (0.4%):
Evonik Industries AG .................................................... 35,999 843
11,548

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Greece (0.3%):
Financials (0.3%):
National Bank of Greece SA ............................................... 84,614 $ 723
Hong Kong (0.8%):
Financials (0.3%):
BOC Hong Kong Holdings Ltd. ............................................ 178,500 566
Real Estate (0.2%):
Sino Land Co. Ltd. (a) .................................................... 490,000 535
Utilities (0.3%):
Kunlun Energy Co. Ltd. .................................................. 702,000 721
1,822
India (4.7%):
Consumer Discretionary (0.4%):
Tata Motors Ltd. ....................................................... 85,801 997
Consumer Staples (0.3%):
Varun Beverages, Ltd. (a) ................................................. 92,218 667
Energy (0.5%):
Reliance Industries Ltd. .................................................. 34,085 1,199
Financials (1.5%):
ICICI Bank Ltd. ........................................................ 111,133 1,687
Nippon Life India Asset Management Ltd. (c) ................................... 100,317 781
Power Finance Corp. Ltd. ................................................. 176,371 1,028
3,496
Health Care (0.3%):
Zydus Lifesciences Ltd. .................................................. 50,829 648
Information Technology (0.6%):
KPIT Technologies Ltd. .................................................. 35,433 688
Tata Consultancy Services Ltd. ............................................. 15,608 795
1,483
Materials (0.5%):
Jindal Stainless Ltd. ..................................................... 123,529 1,165
Utilities (0.6%):
Power Grid Corp. of India Ltd. ............................................. 320,261 1,351
11,006
Indonesia (0.7%):
Communication Services (0.4%):
PT Indosat Tbk ........................................................ 1,177,400 852
Energy (0.3%):
PT United Tractors Tbk .................................................. 394,500 709
1,561
Ireland (2.6%):
Consumer Discretionary (0.8%):
PDD Holdings, Inc. , ADR (a) ............................................... 13,498 1,820
Consumer Staples (0.3%):
Glanbia PLC .......................................................... 36,734 647
Financials (0.3%):
Bank of Ireland Group PLC ............................................... 72,400 808

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Health Care (0.5%):
ICON PLC (a) ......................................................... 3,828 $ 1,100
Industrials (0.7%):
AerCap Holdings NV .................................................... 17,784 1,684
6,059
Israel (0.3%):
Information Technology (0.3%):
Nice Ltd. (a) ........................................................... 4,132 719
Italy (1.8%):
Consumer Discretionary (0.6%):
Ferrari NV ............................................................ 1,599 749
PRADA SpA .......................................................... 94,200 721
1,470
Health Care (0.4%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 14,504 821
Industrials (0.4%):
Leonardo SpA ......................................................... 38,589 863
Utilities (0.4%):
Enel SpA ............................................................. 118,471 946
4,100
Japan (14.4%):
Communication Services (0.7%):
Konami Group Corp. .................................................... 15,200 1,550
Consumer Discretionary (2.2%):
Asics Corp. ........................................................... 49,600 1,042
Honda Motor Co. Ltd. ................................................... 101,700 1,086
Isuzu Motors Ltd. ....................................................... 80,600 1,099
Suzuki Motor Corp. ..................................................... 95,200 1,072
Toyota Motor Corp. ..................................................... 46,100 829
5,128
Consumer Staples (0.8%):
Asahi Group Holdings Ltd. ................................................ 69,300 908
Toyo Suisan Kaisha Ltd. .................................................. 14,800 972
1,880
Financials (2.4%):
Mizuho Financial Group, Inc. .............................................. 64,810 1,340
ORIX Corp. ........................................................... 40,000 936
Sumitomo Mitsui Financial Group, Inc. ....................................... 102,975 2,200
Tokio Marine Holdings, Inc. ............................................... 32,800 1,210
5,686
Health Care (1.0%):
Otsuka Holdings Co. Ltd. ................................................. 25,300 1,437
Shionogi & Co. Ltd. ..................................................... 54,300 779
2,216
Industrials (3.8%):
Central Japan Railway Co. ................................................ 30,900 714
Fuji Electric Co. Ltd. .................................................... 18,600 1,127
Hitachi Ltd. ........................................................... 64,500 1,711
ITOCHU Corp. ........................................................ 44,700 2,409
Komatsu Ltd. .......................................................... 42,200 1,181
Mitsubishi Heavy Industries Ltd. ............................................ 109,400 1,635
8,777

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Information Technology (2.4%):
Canon, Inc. ........................................................... 24,800 $ 817
Disco Corp. ........................................................... 4,100 1,080
NEC Corp. ........................................................... 19,500 1,883
Tokyo Electron Ltd. ..................................................... 3,400 606
Yokogawa Electric Corp. ................................................. 46,100 1,182
5,568
Materials (0.7%):
Nippon Steel Corp. (b) ................................................... 41,400 928
Tosoh Corp. ........................................................... 58,700 786
1,714
Real Estate (0.4%):
Daiwa House Industry Co. Ltd. (b) ........................................... 26,500 834
33,353
Jordan (0.3%):
Health Care (0.3%):
Hikma Pharmaceuticals PLC ............................................... 28,165 721
Luxembourg (0.3%):
Energy (0.3%):
Tenaris SA ............................................................ 37,099 589
Mexico (1.0%):
Consumer Staples (0.3%):
Arca Continental SAB de CV .............................................. 76,685 717
Energy (0.5%):
Vista Energy SAB de CV , ADR (a) ........................................... 24,860 1,098
Financials (0.2%):
Gentera SAB de CV ..................................................... 514,841 576
2,391
Netherlands (3.7%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 177,353 724
Consumer Discretionary (0.6%):
Prosus NV (a) .......................................................... 32,472 1,417
Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV ............................................ 32,150 1,111
Financials (1.3%):
Euronext NV (c) ........................................................ 10,249 1,112
ING Groep NV ........................................................ 62,478 1,134
NN Group NV ......................................................... 15,978 797
3,043
Information Technology (1.0%):
ASML Holding NV ..................................................... 2,839 2,362
8,657
Norway (0.3%):
Energy (0.3%):
Equinor ASA .......................................................... 23,534 596
Portugal (0.4%):
Energy (0.4%):
Galp Energia SGPS SA ................................................... 49,512 927

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Qatar (0.3%):
Communication Services (0.3%):
Ooredoo QPSC ........................................................ 210,673 $ 678
Russian Federation (0.0%):(d)
Energy (0.0%):(d)
LUKOIL PJSC , ADR (a) (e) (f) .............................................. 8,489 1
Financials (0.0%):
Sberbank of Russia PJSC (a) (e) (f) ........................................... 220,230 —
1
Saudi Arabia (0.4%):
Financials (0.4%):
Saudi Awwal Bank ...................................................... 89,199 826
Singapore (1.3%):
Consumer Discretionary (0.3%):
Genting Singapore Ltd. ................................................... 1,058,700 718
Financials (0.5%):
DBS Group Holdings Ltd. ................................................. 39,380 1,167
Utilities (0.5%):
Sembcorp Industries Ltd. ................................................. 270,300 1,162
3,047
South Africa (0.6%):
Financials (0.3%):
Investec PLC .......................................................... 97,641 743
Health Care (0.3%):
Aspen Pharmacare Holdings Ltd. ............................................ 54,453 614
1,357
South Korea (3.3%):
Consumer Discretionary (0.3%):
Kia Corp. ............................................................ 9,994 761
Financials (1.0%):
DB Insurance Co. Ltd. ................................................... 12,684 1,090
Hana Financial Group, Inc. ................................................ 29,517 1,325
2,415
Industrials (0.7%):
Hanwha Aerospace Co. Ltd. ............................................... 3,827 872
Hanwha Industrial Solutions Co. Ltd. (a) ....................................... 4,239 108
Samsung E&A Co. Ltd. (a) ................................................ 35,017 588
1,568
Information Technology (1.3%):
Samsung Electronics Co. Ltd. .............................................. 37,904 1,772
SK Hynix, Inc. ......................................................... 8,300 1,111
2,883
7,627
Spain (2.8%):
Consumer Discretionary (0.9%):
Industria de Diseno Textil SA .............................................. 36,221 2,145
Energy (0.3%):
Repsol SA ............................................................ 43,658 576
Financials (1.1%):
Banco Santander SA ..................................................... 355,974 1,823

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Bankinter SA .......................................................... 92,093 $ 813
2,636
Utilities (0.5%):
Iberdrola SA .......................................................... 74,842 1,157
6,514
Sweden (1.7%):
Consumer Discretionary (0.3%):
Evolution AB (c) ........................................................ 8,258 813
Consumer Staples (0.6%):
Essity AB , Class B ...................................................... 41,703 1,302
Financials (0.4%):
Swedbank AB , A Shares .................................................. 39,377 836
Industrials (0.4%):
Volvo AB , Class B ...................................................... 40,173 1,063
4,014
Switzerland (6.2%):
Consumer Staples (0.5%):
Coca-Cola HBC AG ..................................................... 31,919 1,138
Financials (0.5%):
Zurich Insurance Group AG ............................................... 2,009 1,214
Health Care (2.6%):
Alcon, Inc. ........................................................... 9,692 970
Novartis AG , Registered Shares ............................................. 34,173 3,936
Sandoz Group AG ...................................................... 26,903 1,121
6,027
Industrials (0.6%):
ABB Ltd. , Registered Shares ............................................... 22,612 1,312
Information Technology (0.3%):
Logitech International SA , Class R .......................................... 7,494 671
Materials (1.7%):
Clariant AG , Registered Shares ............................................. 48,683 738
Glencore PLC ......................................................... 174,142 997
Holcim AG ........................................................... 22,396 2,194
3,929
14,291
Taiwan (4.4%):
Financials (0.3%):
CTBC Financial Holding Co. Ltd. ........................................... 630,000 686
Health Care (0.3%):
Bora Pharmaceuticals Co. Ltd. ............................................. 30,000 710
Information Technology (3.8%):
Elite Material Co. Ltd. ................................................... 49,000 692
MediaTek, Inc. ......................................................... 21,000 774
Quanta Computer, Inc. ................................................... 99,000 825
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 197,000 5,943
Wiwynn Corp. ......................................................... 11,000 597
8,831
10,227

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Thailand (0.4%):
Health Care (0.4%):
Bumrungrad Hospital PCL, NVDR .......................................... 103,700 $ 862
United Arab Emirates (0.6%):
Real Estate (0.6%):
Emaar Development PJSC ................................................ 591,519 1,406
United Kingdom (9.8%):
Communication Services (0.4%):
Informa PLC .......................................................... 86,999 957
Consumer Discretionary (0.3%):
Birkenstock Holding PLC (a) ............................................... 12,286 605
Consumer Staples (2.5%):
Coca-Cola Europacific Partners PLC ......................................... 10,956 863
Marks & Spencer Group PLC .............................................. 321,060 1,602
Tesco PLC ............................................................ 310,666 1,491
Unilever PLC ......................................................... 27,040 1,753
5,709
Energy (0.6%):
BP PLC .............................................................. 180,201 940
Harbour Energy PLC .................................................... 161,560 576
1,516
Financials (2.3%):
3i Group PLC ......................................................... 48,253 2,137
Barclays PLC ......................................................... 315,801 949
Man Group PLC ....................................................... 218,210 618
Standard Chartered PLC .................................................. 164,168 1,741
5,445
Health Care (0.9%):
AstraZeneca PLC ....................................................... 5,933 924
GSK PLC ............................................................ 56,465 1,150
2,074
Industrials (1.3%):
easyJet PLC ........................................................... 115,134 802
RELX PLC ........................................................... 16,720 789
Rolls-Royce Holdings PLC (a) .............................................. 191,922 1,358
2,949
Information Technology (0.3%):
The Sage Group PLC .................................................... 55,127 757
Real Estate (0.4%):
The British Land Co. PLC ................................................ 146,492 853
Utilities (0.8%):
Drax Group PLC ....................................................... 127,554 1,098
National Grid PLC (a) .................................................... 62,893 869
1,967
22,832
Total Common Stocks (Cost $177,695) 227,579
Exchange-Traded Funds (0.8%)
United States (0.8%):
iShares Core MSCI EAFE ETF ............................................. 17,084 1,333

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Name
Acquisition Date
Cost
LUKOIL PJSC , ADR .........................................
8/21/2019
$ 729
Sberbank of Russia PJSC ......................................
12/9/2016
752
Security Description Shares
Value
(000)
iShares Core MSCI Emerging Markets ETF .................................... 8,866 $ 509
1,842
Total Exchange-Traded Funds (Cost $1,782) 1,842
Collateral for Securities Loaned (1.2%)^
United States (1.2%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (g) ........ 667,752 667
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (g) ............ 667,752 668
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (g) ............... 667,752 668
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (g) . 667,752 668
Total Collateral for Securities Loaned (Cost $2,671) 2,671
Total Investments (Cost $182,148) — 100.2% 232,092
Liabilities in excess of other assets — (0.2)% (312)
NET ASSETS - 100.00% $ 231,780
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$6,888 (thousands) and amounted to 3.0% of net assets.
(d) Amount represents less than 0.05% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2024 (amounts
in thousands):
(f) Security was fair valued using significant unobservable inputs as of September 30, 2024.
(g) Rate disclosed is the daily yield on September 30, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.7%)
Australia (5.5%):
Consumer Discretionary (1.1%):
JB Hi-Fi Ltd. .......................................................... 401,626 $ 22,099
Super Retail Group Ltd. .................................................. 1,493,960 18,709
40,808
Energy (0.5%):
Karoon Energy Ltd. (a) ................................................... 7,090,729 7,652
Paladin Energy Ltd. (b) ................................................... 1,291,335 10,308
17,960
Financials (0.4%):
Magellan Financial Group Ltd. ............................................. 2,274,477 15,687
Industrials (0.5%):
Ventia Services Group Pty Ltd. ............................................. 5,403,238 16,956
Information Technology (0.7%):
Technology One Ltd. .................................................... 1,706,202 28,074
Materials (1.5%):
Champion Iron Ltd. ..................................................... 2,299,482 11,566
OceanaGold Corp. ...................................................... 7,439,683 21,071
Ramelius Resources Ltd. (b) ............................................... 15,929,790 23,981
56,618
Real Estate (0.4%):
Charter Hall Group ...................................................... 1,481,330 16,275
Utilities (0.4%):
AGL Energy Ltd. ....................................................... 1,855,180 15,154
207,532
Canada (10.3%):
Communication Services (0.5%):
IMAX Corp. (b) ........................................................ 927,914 19,031
Consumer Discretionary (0.4%):
Linamar Corp. ......................................................... 279,034 13,020
Energy (1.9%):
Headwater Exploration, Inc. (a) ............................................. 3,408,033 15,953
NuVista Energy Ltd. (b) ................................................... 1,571,455 12,922
Secure Energy Services, Inc. ............................................... 1,374,121 12,427
Vermilion Energy, Inc. (a) ................................................. 1,294,744 12,638
Whitecap Resources, Inc. (a) ............................................... 2,146,144 16,029
69,969
Financials (0.8%):
CI Financial Corp. ...................................................... 816,914 11,121
EQB, Inc. (a) .......................................................... 245,270 18,908
30,029
Health Care (0.0%):(c)
Tilray Brands, Inc. (b) .................................................... 2 — (d)
Industrials (1.6%):
AtkinsRealis Group, Inc. .................................................. 296,772 12,059
Bombardier, Inc. , Class B (a) (b) ............................................. 263,128 20,024
Finning International, Inc. ................................................. 859,102 28,201
60,284
Information Technology (1.5%):
Celestica, Inc. (b) ....................................................... 911,903 46,624

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Docebo, Inc. (b) ........................................................ 211,802 $ 9,347
55,971
Materials (2.5%):
Agnico Eagle Mines Ltd. ................................................. 1 — (d)
Alamos Gold, Inc. ...................................................... 1,407,811 28,057
Dundee Precious Metals, Inc. .............................................. 2,660,990 26,958
Eldorado Gold Corp. (b) .................................................. 778,701 13,538
Lundin Mining Corp. .................................................... 473,271 4,959
Stella-Jones, Inc. ....................................................... 321,697 21,122
94,634
Real Estate (0.7%):
Boardwalk Real Estate Investment Trust ...................................... 417,052 26,418
Utilities (0.4%):
Boralex, Inc. , Class A .................................................... 608,708 16,196
385,552
Denmark (3.1%):
Consumer Discretionary (0.6%):
Pandora A/S .......................................................... 143,716 23,691
Financials (0.5%):
Jyske Bank A/S , Registered Shares .......................................... 244,854 19,060
Health Care (0.8%):
Ascendis Pharma A/S , ADR (b) ............................................. 90,946 13,579
Bavarian Nordic A/S (b) .................................................. 477,718 16,484
30,063
Industrials (0.9%):
ISS A/S .............................................................. 551,420 11,007
ROCKWOOL A/S , Class B ................................................ 44,535 20,910
31,917
Information Technology (0.3%):
Netcompany Group A/S (b) (e) .............................................. 244,003 11,219
115,950
Finland (1.5%):
Health Care (0.4%):
Orion Oyj , Class B ...................................................... 232,167 12,720
Industrials (1.1%):
Konecranes Oyj ........................................................ 400,535 30,089
Valmet Oyj (a) ......................................................... 354,382 11,366
41,455
54,175
France (7.5%):
Consumer Discretionary (1.5%):
Accor SA ............................................................ 477,086 20,736
La Francaise des Jeux SAEM (e) ............................................ 392,523 16,150
Renault SA ........................................................... 428,416 18,622
55,508
Energy (0.9%):
Technip Energies NV .................................................... 665,063 16,068
Vallourec SACA (b) ..................................................... 1,133,069 17,176
33,244
Health Care (0.7%):
Ipsen SA ............................................................. 115,405 14,214

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Virbac SACA .......................................................... 30,099 $ 12,816
27,030
Industrials (2.4%):
Eiffage SA ............................................................ 220,872 21,326
Elis SA .............................................................. 983,596 20,524
Nexans SA ........................................................... 80,100 11,756
Rexel SA ............................................................. 421,179 12,207
SPIE SA ............................................................. 650,165 24,858
90,671
Information Technology (0.6%):
Sopra Steria Group ...................................................... 108,914 22,898
Materials (0.7%):
Arkema SA ........................................................... 258,832 24,650
Real Estate (0.7%):
Klepierre SA .......................................................... 857,584 28,096
282,097
Germany (5.5%):
Communication Services (1.7%):
CTS Eventim AG & Co. KGaA ............................................. 255,779 26,630
Freenet AG ........................................................... 625,643 18,622
Scout24 SE (e) ......................................................... 193,811 16,684
61,936
Consumer Discretionary (0.3%):
TUI AG (b) ........................................................... 1,503,715 11,478
Health Care (0.4%):
Gerresheimer AG ....................................................... 153,201 13,673
Industrials (0.8%):
GEA Group AG ........................................................ 414,499 20,327
Nordex SE (a) (b) ....................................................... 707,804 11,007
31,334
Information Technology (1.2%):
AIXTRON SE ......................................................... 503,026 8,964
Bechtle AG ........................................................... 328,161 14,678
SUSS MicroTec SE ..................................................... 197,029 15,188
TeamViewer SE (b) (e) .................................................... 615,386 7,856
46,686
Materials (0.3%):
Evonik Industries AG .................................................... 489,743 11,463
Real Estate (0.8%):
TAG Immobilien AG (b) .................................................. 1,614,702 29,925
206,495
Hong Kong (0.7%):
Health Care (0.5%):
The United Laboratories International Holdings Ltd. .............................. 13,370,000 17,214
Real Estate (0.2%):
Kerry Properties Ltd. .................................................... 4,222,500 8,918
26,132
Ireland (1.8%):
Consumer Discretionary (0.3%):
Dalata Hotel Group PLC .................................................. 2,817,935 12,870

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Consumer Staples (0.5%):
Glanbia PLC .......................................................... 1,148,542 $ 20,224
Financials (0.7%):
Bank of Ireland Group PLC ............................................... 2,176,014 24,297
Industrials (0.3%):
DCC PLC ............................................................ 138,497 9,453
66,844
Isle of Man (0.4%):
Consumer Discretionary (0.4%):
Playtech PLC (b) ....................................................... 1,618,317 16,247
Italy (3.2%):
Consumer Discretionary (0.3%):
Brunello Cucinelli SpA ................................................... 113,005 12,199
Financials (1.0%):
Azimut Holding SpA .................................................... 487,272 12,601
Banco BPM SpA ....................................................... 3,584,547 24,215
36,816
Industrials (0.5%):
Iveco Group NV ....................................................... 723,863 7,286
Leonardo SpA ......................................................... 546,877 12,238
19,524
Information Technology (0.4%):
Reply SpA ............................................................ 83,800 12,635
Materials (0.7%):
Buzzi SpA ............................................................ 654,302 26,105
Utilities (0.3%):
Iren SpA ............................................................. 5,456,707 12,378
119,657
Japan (23.3%):
Consumer Discretionary (4.8%):
ABC-Mart, Inc. ........................................................ 720,300 15,310
Adastria Co. Ltd. ....................................................... 500,400 11,600
Asics Corp. ........................................................... 701,700 14,743
NHK Spring Co. Ltd. .................................................... 896,700 11,475
Resorttrust, Inc. ........................................................ 701,700 14,118
Round One Corp. ....................................................... 2,915,100 22,351
Sankyo Co. Ltd. ........................................................ 1,679,700 24,760
Sumitomo Forestry Co. Ltd. ............................................... 499,800 24,605
Takashimaya Co. Ltd. (a) .................................................. 1,699,000 13,641
Toyo Tire Corp. ........................................................ 972,700 14,287
Toyoda Gosei Co. Ltd. ................................................... 692,900 11,977
178,867
Consumer Staples (1.5%):
Morinaga Milk Industry Co. Ltd. (a) .......................................... 612,300 14,961
Nissui Corp. .......................................................... 2,989,900 19,198
Toyo Suisan Kaisha Ltd. .................................................. 305,200 20,040
54,199
Financials (2.2%):
Credit Saison Co. Ltd. ................................................... 1,129,300 28,342
Fuyo General Lease Co. Ltd. ............................................... 145,200 11,200
Mebuki Financial Group, Inc. .............................................. 5,611,300 22,717

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Yamaguchi Financial Group, Inc. ............................................ 1,934,800 $ 21,141
83,400
Health Care (1.7%):
Jeol Ltd. ............................................................. 398,400 15,610
Santen Pharmaceutical Co. Ltd. ............................................. 1,726,800 20,964
Sawai Group Holdings Co. Ltd. (a) ........................................... 1,036,200 14,805
Tsumura & Co. ........................................................ 436,700 13,794
65,173
Industrials (5.7%):
DMG Mori Co. Ltd. ..................................................... 464,400 9,907
Ebara Corp. ........................................................... 1,209,900 19,833
Fujikura Ltd. .......................................................... 1,115,100 37,895
GS Yuasa Corp. ........................................................ 537,200 10,746
INFRONEER Holdings, Inc. ............................................... 1,603,200 13,174
Kanadevia Corp. ....................................................... 1,547,100 10,769
Kinden Corp. .......................................................... 546,200 12,092
Kyushu Railway Co. .................................................... 590,000 16,975
Nitto Boseki Co. Ltd. (a) .................................................. 292,000 12,141
Park24 Co. Ltd. (b) ...................................................... 1,194,500 14,991
Sankyu, Inc. .......................................................... 322,500 10,893
Sanwa Holdings Corp. ................................................... 1,242,000 33,069
Takeuchi Manufacturing Co. Ltd. ........................................... 371,100 11,550
214,035
Information Technology (2.9%):
Citizen Watch Co. Ltd. (a) ................................................. 1,881,700 12,064
Dexerials Corp. ........................................................ 778,500 11,123
Fuji Soft, Inc. .......................................................... 164,000 10,327
Horiba Ltd. ........................................................... 169,600 11,099
NET One Systems Co. Ltd. ................................................ 741,600 18,521
Nippon Electric Glass Co. Ltd. ............................................. 427,800 10,061
Socionext, Inc. (a) ....................................................... 451,100 8,974
Tokyo Seimitsu Co. Ltd. .................................................. 281,300 14,976
Ulvac, Inc. ............................................................ 225,500 12,096
109,241
Materials (2.5%):
Daicel Corp. .......................................................... 1,938,600 18,094
Daido Steel Co. Ltd. (a) ................................................... 2,463,900 24,195
Kaneka Corp. .......................................................... 369,300 10,108
Mitsubishi Gas Chemical Co., Inc. (a) ......................................... 576,500 11,242
Rengo Co. Ltd. ........................................................ 2,538,500 17,736
Sumitomo Bakelite Co. Ltd. ............................................... 475,400 13,397
94,772
Real Estate (1.6%):
Invincible Investment Corp. ............................................... 34,120 14,779
KDX Realty Investment Corp. .............................................. 7,063 7,443
Nippon Accommodations Fund, Inc. (a) ....................................... 2,184 9,716
Tokyo Tatemono Co. Ltd. ................................................. 956,700 15,368
Tokyu Fudosan Holdings Corp. ............................................. 1,894,300 13,181
60,487
Utilities (0.4%):
Tohoku Electric Power Co., Inc. (a) .......................................... 1,437,700 13,780
873,954
Jordan (0.5%):
Health Care (0.5%):
Hikma Pharmaceuticals PLC ............................................... 778,870 19,927

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Luxembourg (0.4%):
Communication Services (0.4%):
Millicom International Cellular SA (b) ........................................ 548,776 $ 14,916
Macau (0.4%):
Consumer Discretionary (0.4%):
MGM China Holdings Ltd. ................................................ 9,941,600 15,666
Netherlands (2.7%):
Financials (1.2%):
ASR Nederland NV ..................................................... 490,785 24,056
Euronext NV (e) ........................................................ 205,521 22,306
46,362
Industrials (0.7%):
Fugro NV ............................................................ 1,056,731 24,075
Information Technology (0.5%):
BE Semiconductor Industries NV ........................................... 144,198 18,389
Materials (0.3%):
OCI NV ............................................................. 417,263 11,894
100,720
Singapore (0.8%):
Real Estate (0.2%):
Frasers Logistics & Commercial Trust ........................................ 10,634,000 9,479
Utilities (0.6%):
Sembcorp Industries Ltd. ................................................. 5,155,800 22,170
31,649
South Africa (0.4%):
Financials (0.4%):
Investec PLC .......................................................... 2,112,560 16,076
South Korea (4.3%):
Communication Services (0.4%):
SOOP Co. Ltd. ......................................................... 171,337 13,106
Consumer Staples (0.5%):
Kolmar Korea Co. Ltd. ................................................... 219,692 12,513
NongShim Co. Ltd. ..................................................... 26,256 7,719
20,232
Health Care (1.3%):
Classys, Inc. .......................................................... 531,519 21,973
Hanmi Pharm Co. Ltd. ................................................... 53,487 13,151
PharmaResearch Co. Ltd. ................................................. 94,438 13,830
48,954
Industrials (1.4%):
HD Hyundai Electric Co. Ltd. .............................................. 64,640 16,266
LIG Nex1 Co. Ltd. ...................................................... 77,523 12,547
LS Electric Co. Ltd. ..................................................... 94,384 11,794
Samsung E&A Co. Ltd. (b) ................................................ 643,784 10,804
51,411
Information Technology (0.5%):
LEENO Industrial, Inc. ................................................... 72,967 10,511
LG Innotek Co. Ltd. ..................................................... 56,565 9,420
19,931

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Materials (0.2%):
LOTTE Fine Chemical Co. Ltd. ............................................ 240,577 $ 8,787
162,421
Spain (3.2%):
Financials (1.2%):
Bankinter SA .......................................................... 3,396,031 29,976
Mapfre SA ............................................................ 4,949,406 13,179
43,155
Health Care (0.1%):
Laboratorios Farmaceuticos Rovi SA ......................................... 69,096 5,508
Industrials (0.4%):
Logista Integral SA ..................................................... 503,510 15,154
Information Technology (0.4%):
Indra Sistemas SA ...................................................... 845,667 15,543
Materials (0.4%):
Acerinox SA .......................................................... 1,393,146 14,979
Real Estate (0.7%):
Merlin Properties Socimi SA ............................................... 2,013,799 25,524
119,863
Sweden (2.6%):
Consumer Staples (0.3%):
Axfood AB ........................................................... 418,238 11,793
Financials (0.4%):
Avanza Bank Holding AB ................................................. 602,885 14,956
Industrials (1.4%):
AFRY AB ............................................................ 634,241 11,559
Loomis AB ........................................................... 335,035 11,012
NCC AB , Class B ....................................................... 791,345 13,241
Trelleborg AB , Class B ................................................... 414,954 15,978
51,790
Real Estate (0.5%):
Wihlborgs Fastigheter AB ................................................. 1,481,682 17,107
95,646
Switzerland (7.2%):
Consumer Staples (0.7%):
Coca-Cola HBC AG ..................................................... 720,345 25,677
Financials (0.9%):
Swissquote Group Holding SA , Registered Shares ............................... 91,958 33,185
Health Care (1.3%):
Galenica AG (e) ........................................................ 245,561 21,639
Siegfried Holding AG , Registered Shares ...................................... 20,341 27,400
49,039
Industrials (2.3%):
Accelleron Industries AG ................................................. 363,589 18,868
Bucher Industries AG , Registered Shares ...................................... 24,521 11,132
DKSH Holding AG ..................................................... 140,030 11,140
Flughafen Zurich AG , Registered Shares ...................................... 65,347 15,723
Sulzer AG , Registered Shares .............................................. 180,884 29,684
86,547

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Information Technology (0.3%):
Logitech International SA , Class R .......................................... 113,875 $ 10,201
Materials (0.7%):
Clariant AG , Registered Shares ............................................. 1,653,291 25,062
Real Estate (0.7%):
PSP Swiss Property AG , Registered Shares ..................................... 190,437 27,907
Utilities (0.3%):
BKW AG ............................................................ 62,389 11,315
268,933
United Kingdom (12.4%):
Communication Services (0.7%):
4imprint Group PLC ..................................................... 246,510 16,537
MONY Group PLC ..................................................... 3,067,595 8,684
25,221
Consumer Discretionary (1.8%):
Bellway PLC .......................................................... 235,402 9,812
Berkeley Group Holdings PLC (b) ........................................... 38,111 2,410
Birkenstock Holding PLC (b) ............................................... 207,767 10,241
Deliveroo PLC (b) (e) .................................................... 5,834,821 12,051
Inchcape PLC ......................................................... 1,693,759 18,093
Taylor Wimpey PLC ..................................................... 7,208,509 15,854
68,461
Consumer Staples (1.0%):
Marks & Spencer Group PLC .............................................. 5,846,167 29,170
Nomad Foods Ltd. ...................................................... 515,127 9,818
38,988
Energy (0.3%):
Harbour Energy PLC .................................................... 2,548,945 9,089
Financials (1.9%):
Beazley PLC .......................................................... 2,338,762 23,879
Intermediate Capital Group PLC ............................................ 672,371 20,075
Man Group PLC ....................................................... 5,353,465 15,172
OSB Group PLC ....................................................... 2,287,169 11,967
71,093
Health Care (0.6%):
ConvaTec Group PLC (e) ................................................. 4,380,379 13,301
CVS Group PLC ....................................................... 583,282 8,790
22,091
Industrials (2.8%):
Balfour Beatty PLC ..................................................... 3,295,861 19,038
easyJet PLC ........................................................... 1,719,806 11,975
IMI PLC ............................................................. 577,513 14,048
JET2 PLC ............................................................ 720,504 13,524
QinetiQ Group PLC ..................................................... 2,572,787 15,501
Serco Group PLC ....................................................... 8,418,975 20,101
The Weir Group PLC .................................................... 406,657 11,815
106,002
Information Technology (0.8%):
Computacenter PLC ..................................................... 590,744 19,545
Spectris PLC .......................................................... 251,694 9,197
28,742

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Materials (0.4%):
Endeavour Mining PLC .................................................. 667,601 $ 15,867
Real Estate (1.7%):
LondonMetric Property PLC (b) ............................................. 6,117,908 16,817
Safestore Holdings PLC .................................................. 1,093,685 13,171
The British Land Co. PLC ................................................ 3,197,670 18,629
Tritax Big Box REIT PLC ................................................. 6,809,742 14,532
63,149
Utilities (0.4%):
Drax Group PLC ....................................................... 1,673,719 14,408
463,111
Total Common Stocks (Cost $2,778,332) 3,663,563
Exchange-Traded Funds (0.7%)
United States (0.7%):
Vanguard FTSE Developed Markets ETF ...................................... 494,085 26,093
Total Exchange-Traded Funds (Cost $25,364) 26,093
Collateral for Securities Loaned (1.6%)^
United States (1.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (f) ........ 15,035,253 15,036
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (f) ............ 15,035,253 15,035
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (f) ................ 15,035,253 15,035
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (f) . 15,035,253 15,035
Total Collateral for Securities Loaned (Cost $60,141) 60,141
Total Investments (Cost $2,863,837) — 100.0% 3,749,797
Other assets in excess of liabilities — 0.0% 349
NET ASSETS - 100.00% $ 3,750,146
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Amount represents less than 0.05% of net assets.
(d) Rounds to less than $1 thousand.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$121,206 (thousands) and amounted to 3.2% of net assets.
(f) Rate disclosed is the daily yield on September 30, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Total Return Bond Fund (Also Known as Victory Core Bond Fund*)

(Unaudited)
Security Description
Principal Amount
(000)
a*
Value
(000)
Asset-Backed Securities (8.9%)
ABS Auto (5.8%):
CarMax Auto Owner Trust, Series 2024-2, Class B, 5.69%, 11/15/29, Callable 7/15/27 @ 100 $ 50 $ 52
Chase Auto Owner Trust ..................................................
Series 2024-1A, Class A4, 5.05%, 10/25/29, Callable 8/25/27 @ 100(a) ............ 100 103
Series 2024-2A, Class B, 5.55%, 1/25/30, Callable 10/25/27 @ 100(a) ............. 50 52
Series 2024-3A, Class A4, 5.08%, 12/25/29, Callable 12/25/27 @ 100(a) ........... 50 51
Series 2024-4A, Class B, 5.23%, 4/25/30, Callable 12/25/27 @ 100(a) ............. 50 51
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36, Callable 7/15/27 @
100(a) ........................................................... 41 41
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 1/15/28 @
100(a) ........................................................... 50 52
Enterprise Fleet Financing LLC .............................................
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 6/20/27 @ 100(a) .............. 50 53
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 1/20/28 @ 100(a) ............. 34 35
First Investors Auto Owner Trust, Series 2021-1A, Class E, 3.35%, 4/15/27, Callable 3/15/25
@ 100(a) ......................................................... 50 49
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @
100(a) ........................................................... 100 99
Foursight Capital Automobile Receivables Trust .................................
Series 2021-2, Class E, 3.35%, 10/15/27, Callable 3/15/25 @ 100(a) .............. 175 173
Series 2023-1, Class A3, 5.39%, 12/15/27, Callable 10/15/26 @ 100(a) ............ 200 200
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 9/25/25 @
100(a) ........................................................... 5 5
LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 10/15/27 @
100(a) ........................................................... 50 52
PenFed Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.75%, 3/15/30, Callable
1/15/29 @ 100(a) ................................................... 50 51
Santander Drive Auto Receivables Trust .......................................
Series 2022-2, Class B, 3.44%, 9/15/27, Callable 3/15/26 @ 100 ................. 184 183
Series 2023-1, Class B, 4.98%, 2/15/28, Callable 9/15/26 @ 100 ................. 195 195
SBNA Auto Receivables Trust ..............................................
Series 2024-A, Class A4, 5.21%, 4/16/29, Callable 10/15/27 @ 100(a) ............. 50 51
Series 2024-A, Class B, 5.29%, 9/17/29, Callable 10/15/27 @ 100(a) .............. 50 51
SCCU Auto Receivables Trust, Series 2024-1A, Class B, 5.33%, 7/15/30, Callable 4/15/28 @
100(a) ........................................................... 40 41
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class B, 5.38%, 1/21/31, Callable
1/20/28 @ 100(a) ................................................... 42 43
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 7/20/25 @ 100(a) ............... 100 102
Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 10/20/25 @ 100(a) ............. 89 91
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 89 90
Westlake Automobile Receivables Trust .......................................
Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 11/15/25 @ 100(a) ............. 251 250
Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 8/15/26 @ 100(a) .............. 250 251
Series 2023-2A, Class B, 6.14%, 3/15/28, Callable 10/15/26 @ 100(a) ............. 200 202
Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class B, 4.84%, 6/21/39(a) ......... 42 42
2,711
ABS Card (1.3%):
American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15%, 9/15/30 .... 100 104
BA Credit Card Trust ....................................................
Series 2023-A2, Class A2, 4.98%, 11/15/28 ................................ 61 62
Series 2024-A1, Class A, 4.93%, 5/15/29 .................................. 50 51
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2, 1.39%, 7/15/30 ....... 73 66
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/16/29(a) ....................... 25 25
Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 1/15/31 ...................... 75 77
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30 ......... 100 100
Master Credit Card Trust II, Series 2023-4A, Class C, 7.53%, 10/21/32(a) .............. 127 136
621

Victory Portfolios
Victory Total Return Bond Fund (Also Known as Victory Core Bond Fund*)

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description
Principal Amount
(000)
a*
Value
(000)
ABS Home (0.1%):
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 6.29%
(TSFR1M+143bps), 10/25/32, Callable 10/25/24 @ 100(b) ..................... $ 52 $ 54
ABS Other (1.7%):
CCG Receivables Trust, Series 2023-2, Class B, 6.21%, 4/14/32, Callable 11/14/27 @ 100(a) 50 52
Crossroads Asset Trust, Series 2024-A, Class B, 5.94%, 8/20/30, Callable 4/20/28 @ 100(a) . 42 43
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, 5/20/49(a) ....... 46 45
Dell Equipment Finance Trust, Series 2024-1, Class B, 5.53%, 3/22/30, Callable 12/22/26 @
100(a) ........................................................... 100 102
DLLAD LLC, Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 2/20/29 @ 100(a) ...... 48 50
DLLMT LLC, Series 2024-1A, Class A4, 4.98%, 4/20/32, Callable 5/20/28 @ 100(a) ...... 35 36
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31, Callable 11/20/26 @
100(a) ........................................................... 200 205
John Deere Owner Trust, Series 2024-C, Class A4, 4.15%, 8/15/31, Callable 5/15/28 @ 100 . 33 33
Kubota Credit Owner Trust, Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 4/15/28 @
100(a) ........................................................... 32 33
M&T Equipment LEAF Notes, Series 2024-1A, Class A4, 4.94%, 8/18/31, Callable 8/16/28 @
100(a) ........................................................... 40 40
PEAC Solutions Receivables LLC, Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable
12/20/27 @ 100(a) .................................................. 50 51
SCF Equipment Leasing LLC, Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 8/20/30 @
100(a) ........................................................... 43 45
VB-S1 Issuer LLC - VBTEL, Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @
100(a) ........................................................... 34 34
Volvo Financial Equipment LLC, Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 4/15/28
@ 100(a) ......................................................... 45 45
814
Total Asset-Backed Securities (Cost $4,119)
a
a
a
4,200
Collateralized Mortgage Obligations (6.7%)
Agency CMO Other (1.0%):
Federal Home Loan Mortgage Corporation, Series 4395, Class PA, 2.50%, 4/15/37 ........ 104 100
Federal National Mortgage Association .......................................
Series 2005-19, Class PB, 5.50%, 3/25/35 ................................. 131 136
Series 2011-21, Class PA, 4.50%, 5/25/40 ................................. 123 122
Series 2013-81, Class KA, 2.75%, 9/25/42 ................................. 99 96
454
Agency Commercial MBS (0.1%):
Federal National Mortgage Association, Series 2022-M12, Class A, 3.18%, 12/25/28(c) ..... 50 48
Commercial MBS (5.6%):
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100 ........... 290 252
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 5/10/58, Callable
5/10/26 @ 100 ..................................................... 163 160
Citigroup Commercial Mortgage Trust ........................................
Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 5/10/26 @ 100 ............. 463 456
Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable 7/10/26 @ 100 ............... 244 237
COMM Mortgage Trust, Series 2024-277P, Class A, 6.34%, 8/10/44(a)(d) .............. 40 42
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable
8/15/25 @ 100 ..................................................... 100 99
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 5/10/26 @
100 ............................................................. 162 158
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%,
8/15/49, Callable 7/15/26 @ 100 ........................................ 376 364
JPMBB Commercial Mortgage Securities Trust .................................
Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 4/15/25 @ 100 ............. 453 449
Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100 .............. 138 136
Series 2016-C1, Class A5, 3.58%, 3/17/49, Callable 2/15/26 @ 100 ............... 100 98

Victory Portfolios
Victory Total Return Bond Fund (Also Known as Victory Core Bond Fund*)

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description
Principal Amount
(000)
a*
Value
(000)
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4, 2.92%, 11/15/49,
Callable 10/15/26 @ 100 ............................................. $ 200 $ 194
2,645
Total Collateralized Mortgage Obligations (Cost $3,249)
a
a
a
3,147
Corporate Bonds (25.5%)
Communication Services (1.6%):
AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100 ............................ 100 98
Comcast Corp., 3.45%, 2/1/50, Callable 8/1/49 @ 100 ............................ 250 189
T-Mobile US, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100 ........................ 250 243
Verizon Communications, Inc., 3.55%, 3/22/51, Callable 9/22/50 @ 100 ................ 200 155
Warnermedia Holdings, Inc., 4.05%, 3/15/29, Callable 1/15/29 @ 100 ................. 100 95
780
Consumer Discretionary (1.2%):
D.R. Horton, Inc., 5.00%, 10/15/34, Callable 7/15/34 @ 100 ........................ 75 76
Genuine Parts Co.
4.95%, 8/15/29, Callable 7/15/29 @ 100 .................................. 50 51
2.75%, 2/1/32, Callable 11/1/31 @ 100 ................................... 48 42
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100 ............................. 167 154
O'Reilly Automotive, Inc., 4.70%, 6/15/32, Callable 3/15/32 @ 100 ................... 99 100
Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33 @ 100 ........................... 100 108
Volkswagen Group of America Finance LLC, 6.45%, 11/16/30, Callable 9/16/30 @ 100(a) .. 40 43
574
Consumer Staples (2.4%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 ........................ 105 105
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38, Callable 10/15/37 @ 100 ........ 175 168
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100(e) ....................... 100 94
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 100 103
Campbell Soup Co., 5.20%, 3/21/29, Callable 2/21/29 @ 100 ....................... 57 59
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34, Callable 3/1/34 @ 100 .................. 50 53
Keurig Dr. Pepper, Inc., 4.50%, 4/15/52, Callable 10/15/51 @ 100 .................... 100 90
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 200 177
The Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100 ................. 105 91
The J.M. Smucker Co., 6.20%, 11/15/33, Callable 8/15/33 @ 100(e) .................. 100 111
The Kroger Co., 5.00%, 9/15/34, Callable 6/15/34 @ 100 .......................... 75 76
1,127
Energy (1.9%):
Energy Transfer LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100 ........................ 100 95
Enterprise Products Operating LLC, 4.95%, 2/15/35, Callable 11/15/34 @ 100 ........... 50 51
Evergy Missouri West, Inc., 5.65%, 6/1/34, Callable 3/1/34 @ 100(a) .................. 50 53
MPLX LP, 4.00%, 3/15/28, Callable 12/15/27 @ 100 ............................. 150 148
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) ................. 201 181
ONEOK, Inc., 5.05%, 11/1/34, Callable 8/1/34 @ 100 ............................. 45 45
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100 ............... 251 220
Western Midstream Operating LP, 4.05%, 2/1/30, Callable 11/1/29 @ 100 .............. 88 85
878
Financials (6.3%):
American Express Co., 5.28% (SOFR+142bps), 7/26/35, Callable 7/26/34 @ 100(b) ....... 50 52
Bank of America Corp., 2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(b) .... 200 175
Capital One Financial Corp., 2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(b) ... 45 37
Cincinnati Financial Corp., 6.13%, 11/1/34 ..................................... 130 141
Citigroup, Inc., 4.45%, 9/29/27 ............................................. 58 58
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100 ................. 150 133
CNO Global Funding, 4.95%, 9/9/29(a) ....................................... 29 29
Fiserv, Inc., 5.60%, 3/2/33, Callable 12/2/32 @ 100 .............................. 100 106
Ford Motor Credit Co. LLC, 4.06%, 11/1/24 .................................... 290 290
JPMorgan Chase & Co., 5.72% (SOFR+258bps), 9/14/33, Callable 9/14/32 @ 100(b) ...... 204 216
KeyCorp., 4.79% (SOFRINDX+206bps), 6/1/33, MTN, Callable 6/1/32 @ 100(b) ........ 150 147

Victory Portfolios
Victory Total Return Bond Fund (Also Known as Victory Core Bond Fund*)

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description
Principal Amount
(000)
a*
Value
(000)
MassMutual Global Funding II, 4.35%, 9/17/31(a) ............................... $ 45 $ 45
Morgan Stanley, 2.51% (SOFR+120bps), 10/20/32, MTN, Callable 10/20/31 @ 100(b) ..... 150 131
New York Life Global Funding, 5.00%, 1/9/34(a) ................................ 100 103
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100 ............. 104 79
PPL Capital Funding, Inc., 5.25%, 9/1/34, Callable 6/1/34 @ 100 ..................... 16 17
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100 .................... 100 90
RGA Global Funding, 5.50%, 1/11/31(a) ...................................... 100 105
Santander Holdings USA, Inc., 5.35% (SOFR+194bps), 9/6/30, Callable 9/6/29 @ 100(b) ... 50 51
Simon Property Group LP, 5.85%, 3/8/53, Callable 9/8/52 @ 100 ..................... 60 64
State Street Corp., 5.16% (SOFR+189bps), 5/18/34, Callable 5/18/33 @ 100(b)(e) ........ 100 104
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(b)(f) 150 149
The Huntington National Bank, 5.65%, 1/10/30, Callable 11/10/29 @ 100 .............. 250 261
The PNC Financial Services Group, Inc.
4.63% (SOFRINDX+185bps), 6/6/33, Callable 6/6/32 @ 100(b) ................. 55 54
5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(b) .................... 56 59
Truist Financial Corp., 4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(b)(f) ........... 50 50
U.S. Bancorp, 5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(b) ............. 50 52
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 50 54
Wells Fargo & Co., 4.90%, 11/17/45 ......................................... 155 145
2,997
Health Care (2.9%):
AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100 ........................... 142 133
Amgen, Inc., 5.15%, 3/2/28, Callable 2/2/28 @ 100 .............................. 140 144
Baxter International, Inc., 3.50%, 8/15/46, Callable 2/15/46 @ 100 ................... 109 82
Bristol-Myers Squibb Co., 5.90%, 11/15/33, Callable 8/15/33 @ 100 .................. 150 166
Centene Corp., 4.25%, 12/15/27, Callable 10/21/24 @ 101.42 ....................... 168 165
CVS Health Corp., 2.13%, 9/15/31, Callable 6/15/31 @ 100 ........................ 150 127
Elevance Health, Inc., 2.38%, 1/15/25, Callable 12/15/24 @ 100 ..................... 148 147
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100 .............................. 193 190
Health Care Service Corp. A Mutual Legal Reserve Co., 5.45%, 6/15/34, Callable 3/15/34 @
100(a) ........................................................... 50 52
Laboratory Corp. of America Holdings, 4.55%, 4/1/32, Callable 2/1/32 @ 100 ........... 50 49
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100(a) ............ 102 91
Zimmer Biomet Holdings, Inc., 5.20%, 9/15/34, Callable 6/15/34 @ 100 ............... 50 51
1,397
Industrials (3.2%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 50 44
Ashtead Capital, Inc., 4.25%, 11/1/29, Callable 11/1/24 @ 102.13(a) .................. 250 243
Concentrix Corp., 6.85%, 8/2/33, Callable 5/2/33 @ 100(e) ......................... 50 52
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100 ............................. 92 70
Cummins, Inc., 4.90%, 2/20/29, Callable 1/20/29 @ 100 ........................... 100 103
GXO Logistics, Inc., 6.50%, 5/6/34, Callable 2/6/34 @ 100 ......................... 33 35
Honeywell International, Inc., 2.80%, 6/1/50, Callable 12/1/49 @ 100 ................. 82 58
Norfolk Southern Corp.
2.30%, 5/15/31, Callable 2/15/31 @ 100 .................................. 100 89
2.90%, 8/25/51, Callable 2/25/51 @ 100 .................................. 125 84
Northrop Grumman Corp., 5.25%, 5/1/50, Callable 11/1/49 @ 100 .................... 116 118
Northwestern Mutual Global Funding, 4.71%, 1/10/29(a) .......................... 250 256
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 ...................... 50 40
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100 .............................. 115 100
The Boeing Co., 5.81%, 5/1/50, Callable 11/1/49 @ 100 ........................... 100 97
United Airlines Pass Through Trust, 5.45%, 2/15/37 .............................. 50 52
Verisk Analytics, Inc., 5.25%, 6/5/34, Callable 3/5/34 @ 100 ........................ 50 52
1,493
Information Technology (1.3%):
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100 .......................... 165 171
Hewlett Packard Enterprise Co., 5.00%, 10/15/34, Callable 7/15/34 @ 100 .............. 45 45
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100 .................................... 150 139
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 100 76

Victory Portfolios
Victory Total Return Bond Fund (Also Known as Victory Core Bond Fund*)

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description
Principal Amount
(000)
a*
Value
(000)
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... $ 200 $ 176
607
Materials (1.1%):
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 150 127
Huntsman International LLC, 5.70%, 10/15/34, Callable 7/15/34 @ 100 ................ 40 40
Martin Marietta Materials, Inc., 2.40%, 7/15/31, Callable 4/15/31 @ 100 ............... 50 44
Newmont Corp., 2.60%, 7/15/32, Callable 4/15/32 @ 100 .......................... 104 92
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100 .................. 150 105
Solvay Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ................ 50 53
Sonoco Products Co., 5.00%, 9/1/34, Callable 6/1/34 @ 100 ........................ 45 44
505
Real Estate (0.9%):
AvalonBay Communities, Inc., 5.35%, 6/1/34, Callable 3/1/34 @ 100 ................. 55 58
DOC DR LLC, 2.63%, 11/1/31, Callable 8/1/31 @ 100 ............................ 128 111
GLP Capital LP/GLP Financing II, Inc., 5.63%, 9/15/34, Callable 6/15/34 @ 100 ......... 50 51
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100 ...................... 145 146
SBA Tower Trust, 4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ..................... 45 45
411
Utilities (2.7%):
AEP Texas, Inc., 5.70%, 5/15/34, Callable 2/15/34 @ 100 .......................... 45 47
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100 ...................... 225 193
Arizona Public Service Co., 5.70%, 8/15/34, Callable 5/15/34 @ 100 .................. 50 53
Black Hills Corp., 6.00%, 1/15/35, Callable 10/15/34 @ 100 ........................ 50 53
Commonwealth Edison Co., 5.30%, 6/1/34, Callable 3/1/34 @ 100 ................... 45 47
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37 ........................ 125 141
Duke Energy Corp., 4.50%, 8/15/32, Callable 5/15/32 @ 100 ....................... 100 99
Entergy Arkansas LLC, 5.45%, 6/1/34, Callable 3/1/34 @ 100 ....................... 55 58
Entergy Louisiana LLC, 5.15%, 9/15/34, Callable 6/15/34 @ 100 .................... 50 52
Niagara Mohawk Power Corp., 5.29%, 1/17/34, Callable 10/17/33 @ 100(a) ............. 50 51
Northern States Power Co., 5.65%, 6/15/54, Callable 12/15/53 @ 100 ................. 45 49
Oglethorpe Power Corp.
4.20%, 12/1/42 .................................................... 50 42
5.80%, 6/1/54, Callable 12/1/53 @ 100(a) ................................. 10 11
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 ......... 159 139
The Southern Co., 5.70%, 3/15/34, Callable 9/15/33 @ 100 ......................... 100 107
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100 ............... 174 116
1,258
Total Corporate Bonds (Cost $12,321)
a
a
a
12,027
Yankee Dollars (3.9%)
Consumer Staples (0.1%):
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL, 6.75%, 3/15/34,
Callable 12/15/33 @ 100(a) ........................................... 50 55
Energy (0.1%):
Enbridge, Inc., 5.63%, 4/5/34, Callable 1/5/34 @ 100 ............................. 50 53
Financials (2.2%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25
@ 100 ........................................................... 150 152
Amcor Group Finance PLC, 5.45%, 5/23/29, Callable 4/23/29 @ 100 .................. 50 52
Barclays PLC, 2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100(b) ......... 100 95
BPCE SA, 6.51% (SOFR+279bps), 1/18/35, Callable 1/18/34 @ 100(a)(b) .............. 100 105
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33, Callable 7/3/33 @ 100 ........... 50 55
Credit Agricole SA, 6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(a)(b) ....... 150 160
Deutsche Bank AG, 3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(b) .......... 100 88
HSBC Holdings PLC, 2.87% (SOFR+141bps), 11/22/32, Callable 11/22/31 @ 100(b) ...... 140 123
Mizuho Financial Group, Inc., 2.56%, 9/13/31 .................................. 200 171

Victory Portfolios
Victory Total Return Bond Fund (Also Known as Victory Core Bond Fund*)

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description
Principal Amount
(000)
a*
Value
(000)
The Bank of Nova Scotia, 4.90% (H15T5Y+455bps), Callable 6/4/25 @ 100(b)(f) ........ $ 48 $ 47
1,048
Health Care (0.2%):
Smith & Nephew PLC, 5.40%, 3/20/34, Callable 12/20/33 @ 100 .................... 64 66
Takeda Pharmaceutical Co. Ltd., 5.65%, 7/5/54, Callable 1/5/54 @ 100 ................ 35 37
103
Industrials (1.0%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100 ................ 85 65
Canadian Pacific Railway Co., 3.10%, 12/2/51, Callable 6/2/51 @ 100 ................. 92 66
Ferguson Finance PLC, 4.65%, 4/20/32, Callable 1/20/32 @ 100(a) ................... 200 196
LG Energy Solution Ltd., 5.50%, 7/2/34(a) ..................................... 40 41
Pentair Finance SARL, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ..................... 50 54
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100 ............. 50 52
474
Materials (0.2%):
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40 ................................... 75 78
Utilities (0.1%):
Iberdrola International BV, 6.75%, 9/15/33 ..................................... 50 56
Total Yankee Dollars (Cost $1,865)
a
a
a
1,867
Municipal Bonds (0.2%)
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A, 4.28%, 2/1/36 .............................................. 50 49
Series A, 4.48%, 8/1/39 .............................................. 75 74
123
Total Municipal Bonds (Cost $121)
a
a
a
123
U.S. Government Agency Mortgages (14.1%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps)(a)(b)(f) ................................ 50 50
Federal Farm Credit Banks Funding Corporation
2.20%, 9/2/36 ..................................................... 100 78
5.60%, 8/5/39 ..................................................... 32 33
6.19%, 6/17/44 .................................................... 45 45
156
Federal Home Loan Banks
5.65%, 7/30/31 .................................................... 50 50
Federal Home Loan Mortgage Corporation
9.00%, 4/1/25 ..................................................... —(g) –(g)
5.50%, 10/1/38 .................................................... 158 162
2.00%, 3/1/51 ..................................................... 477 398
3.50%, 3/1/52 ..................................................... 1,633 1,520
4.50%, 6/1/52 ..................................................... 1,480 1,458
3,538
Federal National Mortgage Association
6.00%, 2/1/37 - 3/1/54 ............................................... 144 148
4.00%, 3/1/47 - 10/1/48 .............................................. 48 47
2.50%, 7/1/51 ..................................................... 1,740 1,501
1,696
Government National Mortgage Association
4.50%, 3/20/53 .................................................... 92 90
5.50%, 4/20/53 - 8/20/53 ............................................. 368 373
2.50%, 7/20/53 .................................................... 90 79

Victory Portfolios
Victory Total Return Bond Fund (Also Known as Victory Core Bond Fund*)

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description
Principal Amount
(000)
a*
Value
(000)
5.00%, 7/20/53 - 4/20/54 ............................................. $ 454 $ 455
6.00%, 9/20/53 .................................................... 179 185
1,182
Total U.S. Government Agency Mortgages (Cost $6,978)
a
a
a
6,672
U.S. Treasury Obligations (39.9%)
U.S. Treasury Bonds
2.00%, 11/15/41 .................................................... 356 262
4.13%, 8/15/44 .................................................... 1,000 992
2.88%, 5/15/49 .................................................... 500 395
4.13%, 8/15/53 .................................................... 300 299
4.75%, 11/15/53 .................................................... 1,000 1,105
4.25%, 2/15/54 .................................................... 250 255
4.25%, 8/15/54 .................................................... 1,000 1,021
U.S. Treasury Notes
4.00%, 2/15/26 .................................................... 700 702
0.50%, 6/30/27 .................................................... 290 267
3.75%, 8/15/27 .................................................... 3,000 3,015
4.00%, 2/29/28 .................................................... 1,361 1,380
4.00%, 1/31/29 .................................................... 1,000 1,017
4.25%, 2/28/29 .................................................... 700 719
4.38%, 11/30/30 .................................................... 1,500 1,561
4.25%, 2/28/31 .................................................... 1,250 1,293
1.88%, 2/15/32 .................................................... 289 255
2.88%, 5/15/32 .................................................... 268 253
2.75%, 8/15/32 .................................................... 272 254
4.50%, 11/15/33 .................................................... 1,750 1,848
4.00%, 2/15/34 .................................................... 1,900 1,933
Total U.S. Treasury Obligations (Cost $18,280)
a
a
a
18,826
Shares
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.83%(h) ........ 89,674 90
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.85%(h) ............ 89,674 90
Invesco Government & Agency Portfolio, Institutional Shares, 4.84%(h) ............... 89,674 90
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.82%(h) . 89,674 89
Total Collateral for Securities Loaned (Cost $359)
a
a
a
359
Total Investments (Cost $47,292) — 100.0% 47,221
Liabilities in excess of other assets —  (0.0)%(i) (11)
NET ASSETS - 100.00% $ 47,210
* Effective at the start of business on November 1, 2024, the Fund name will change to Victory Core Bond Fund.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$5,567 (thousands) and amounted to 11.8% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2024.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2024.
(d) Security is interest only.
(e) All or a portion of this security is on loan.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Rounds to less than $1 thousand.
(h) Rate disclosed is the daily yield on September 30, 2024.
(i) Amount represents less than 0.05% of net assets.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2024.

Victory Portfolios
Victory Total Return Bond Fund (Also Known as Victory Core Bond Fund*)

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2024.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of September 30, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of September 30, 2024.

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Diversified Stock Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (95.4%)
Communication Services (11.1%):
Alphabet, Inc., Class C ................................................... 82,494 $ 13,792
Meta Platforms, Inc., Class A .............................................. 21,774 12,464
Netflix, Inc.(a) ......................................................... 7,306 5,182
T-Mobile US, Inc. ...................................................... 23,686 4,888
36,326
Consumer Discretionary (11.5%):
Amazon.com, Inc.(a) .................................................... 69,405 12,932
D.R. Horton, Inc. ....................................................... 18,371 3,505
General Motors Co. ..................................................... 86,979 3,900
JD.com, Inc., ADR ...................................................... 65,611 2,624
PulteGroup, Inc. ........................................................ 24,800 3,560
Tesla, Inc.(a) .......................................................... 9,665 2,529
Texas Roadhouse, Inc. ................................................... 11,593 2,047
Toll Brothers, Inc. ...................................................... 13,424 2,074
Wingstop, Inc. ......................................................... 11,227 4,671
37,842
Consumer Staples (2.1%):
BellRing Brands, Inc.(a) .................................................. 63,177 3,836
Casey's General Stores, Inc. ............................................... 8,153 3,063
6,899
Electronic Equipment, Instruments & Components (2.0%):
Fabrinet(a) ............................................................ 7,717 1,825
OSI Systems, Inc.(a) ..................................................... 30,378 4,612
6,437
Energy (4.7%):
Baker Hughes Co. ...................................................... 91,504 3,308
Diamondback Energy, Inc. ................................................ 13,524 2,331
EOG Resources, Inc. .................................................... 23,403 2,877
Matador Resources Co. ................................................... 48,635 2,404
Oceaneering International, Inc.(a) ........................................... 101,958 2,536
Weatherford International PLC ............................................. 25,393 2,156
15,612
Financials (12.1%):
Affiliated Managers Group, Inc.(b) .......................................... 17,815 3,167
Ameriprise Financial, Inc. ................................................. 8,975 4,217
Chubb Ltd. ........................................................... 10,305 2,972
Fiserv, Inc.(a) .......................................................... 18,720 3,363
Interactive Brokers Group, Inc. ............................................. 27,461 3,827
JPMorgan Chase & Co. .................................................. 21,502 4,534
NU Holdings Ltd., Class A(a) .............................................. 240,646 3,285
Pagseguro Digital Ltd., Class A(a) ........................................... 142,898 1,230
Skyward Specialty Insurance Group, Inc.(a) .................................... 46,398 1,890
The Bancorp, Inc.(a) ..................................................... 48,489 2,594
Visa, Inc., Class A ...................................................... 13,827 3,802
W.R. Berkley Corp. ..................................................... 83,711 4,749
39,630
Health Care (13.2%):
Addus HomeCare Corp.(a) ................................................ 16,488 2,193
Amphastar Pharmaceuticals, Inc.(a) .......................................... 60,185 2,921
Collegium Pharmaceutical, Inc.(a) ........................................... 54,614 2,110
Elevance Health, Inc. .................................................... 2,866 1,490
Eli Lilly & Co. ......................................................... 8,017 7,103
HCA Healthcare, Inc. .................................................... 12,310 5,003
Neurocrine Biosciences, Inc.(a) ............................................. 25,963 2,992
Novo Nordisk A/S, ADR .................................................. 13,759 1,638
ResMed, Inc. .......................................................... 13,505 3,297

Victory Portfolios
Victory Diversified Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Stryker Corp. .......................................................... 13,086 $ 4,728
The Cigna Group ....................................................... 8,554 2,963
The Ensign Group, Inc. ................................................... 28,899 4,156
Vertex Pharmaceuticals, Inc.(a) ............................................. 5,910 2,749
43,343
Industrials (9.4%):
Allison Transmission Holdings, Inc. ......................................... 34,298 3,295
Comfort Systems USA, Inc. ............................................... 10,235 3,995
EMCOR Group, Inc. .................................................... 8,628 3,715
Federal Signal Corp. ..................................................... 30,617 2,861
GXO Logistics, Inc.(a) ................................................... 29,243 1,523
Huron Consulting Group, Inc.(a) ............................................ 13,298 1,446
Kirby Corp.(a) ......................................................... 25,886 3,169
Parsons Corp.(a) ....................................................... 35,521 3,683
Powell Industries, Inc. ................................................... 11,523 2,558
Textron, Inc. .......................................................... 32,821 2,907
Verra Mobility Corp.(a) .................................................. 67,986 1,891
31,043
Materials (0.4%):
Summit Materials, Inc., Class A(a) .......................................... 35,707 1,394
Real Estate (1.4%):
Digital Realty Trust, Inc. .................................................. 12,123 1,962
VICI Properties, Inc. .................................................... 79,837 2,659
4,621
Semiconductors & Semiconductor Equipment (10.7%):
Broadcom, Inc. ........................................................ 59,245 10,220
NVIDIA Corp. ......................................................... 148,279 18,007
ON Semiconductor Corp.(a) ............................................... 33,805 2,454
Photronics, Inc.(a) ...................................................... 56,336 1,395
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ............................. 18,375 3,191
35,267
Software (10.8%):
Adobe, Inc.(a) ......................................................... 5,941 3,076
Cadence Design Systems, Inc.(a) ............................................ 14,373 3,895
Clear Secure, Inc., Class A ................................................ 113,477 3,761
Microsoft Corp. ........................................................ 49,084 21,121
Nice Ltd., ADR(a)(b) .................................................... 20,423 3,547
35,400
Technology Hardware, Storage & Peripherals (6.0%):
Apple, Inc. ........................................................... 84,274 19,636
Total Common Stocks (Cost $198,069)
a
a
a
313,450
Exchange-Traded Funds (2.0%)
SPDR S&P 500 ETF Trust ................................................ 11,566 6,636
Total Exchange-Traded Funds (Cost $6,506)
a
a
a
6,636
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.83%(c) ........ 212,975 213
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.85%(c) ............ 212,975 213
Invesco Government & Agency Portfolio, Institutional Shares, 4.84%(c) ............... 212,975 213

Victory Portfolios
Victory Diversified Stock Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.82%(c) . 212,975 $ 213
Total Collateral for Securities Loaned (Cost $852)
a
a
a
852
Total Investments (Cost $205,427) — 97.7% 320,938
Other assets in excess of liabilities — 2.3% 7,569
NET ASSETS - 100.00% $ 328,507
At September 30, 2024, the Fund's investments in foreign securities were 6.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Special Value Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (94.3%)
Communication Services (11.1%):
Alphabet, Inc., Class C ................................................... 10,978 $ 1,835
Meta Platforms, Inc., Class A .............................................. 2,913 1,668
Netflix, Inc.(a) ......................................................... 987 700
T-Mobile US, Inc. ...................................................... 3,177 656
4,859
Consumer Discretionary (11.5%):
Amazon.com, Inc.(a) .................................................... 9,308 1,734
D.R. Horton, Inc. ....................................................... 2,434 464
General Motors Co. ..................................................... 11,449 513
JD.com, Inc., ADR ...................................................... 8,787 351
PulteGroup, Inc. ........................................................ 3,293 473
Tesla, Inc.(a) .......................................................... 1,271 333
Texas Roadhouse, Inc. ................................................... 1,551 274
Toll Brothers, Inc. ...................................................... 1,868 289
Wingstop, Inc. ......................................................... 1,502 625
5,056
Consumer Staples (2.1%):
BellRing Brands, Inc.(a) .................................................. 8,342 507
Casey's General Stores, Inc. ............................................... 1,070 402
909
Electronic Equipment, Instruments & Components (2.0%):
Fabrinet(a) ............................................................ 1,033 244
OSI Systems, Inc.(a) ..................................................... 3,998 607
851
Energy (4.7%):
Baker Hughes Co. ...................................................... 12,243 443
Diamondback Energy, Inc. ................................................ 1,834 316
EOG Resources, Inc. .................................................... 3,052 375
Matador Resources Co. ................................................... 6,344 314
Oceaneering International, Inc.(a) ........................................... 13,772 342
Weatherford International PLC ............................................. 3,393 288
2,078
Financials (12.0%):
Affiliated Managers Group, Inc. ............................................ 2,406 428
Ameriprise Financial, Inc. ................................................. 1,180 554
Chubb Ltd. ........................................................... 1,348 389
Fiserv, Inc.(a) .......................................................... 2,472 444
Interactive Brokers Group, Inc. ............................................. 3,664 511
JPMorgan Chase & Co. .................................................. 2,840 599
NU Holdings Ltd., Class A(a) .............................................. 31,678 433
Pagseguro Digital Ltd., Class A(a) ........................................... 18,970 163
Skyward Specialty Insurance Group, Inc.(a) .................................... 6,266 255
The Bancorp, Inc.(a) ..................................................... 6,488 347
Visa, Inc., Class A ...................................................... 1,867 513
W.R. Berkley Corp. ..................................................... 11,245 638
5,274
Health Care (13.2%):
Addus HomeCare Corp. (a) ................................................ 2,294 305
Amphastar Pharmaceuticals, Inc.(a) .......................................... 7,839 380
Collegium Pharmaceutical, Inc.(a) ........................................... 7,313 282
Elevance Health, Inc. .................................................... 387 201
Eli Lilly & Co. ......................................................... 1,055 935
HCA Healthcare, Inc. .................................................... 1,619 658
Neurocrine Biosciences, Inc.(a) ............................................. 3,478 401
Novo Nordisk A/S, ADR .................................................. 1,846 220
ResMed, Inc. .......................................................... 1,824 445

Victory Portfolios
Victory Special Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Stryker Corp. .......................................................... 1,768 $ 639
The Cigna Group ....................................................... 1,128 391
The Ensign Group, Inc. ................................................... 3,903 561
Vertex Pharmaceuticals, Inc.(a) ............................................. 799 372
5,790
Industrials (9.5%):
Allison Transmission Holdings, Inc. ......................................... 4,632 445
Comfort Systems USA, Inc. ............................................... 1,368 534
EMCOR Group, Inc. .................................................... 1,153 496
Federal Signal Corp. ..................................................... 4,136 387
GXO Logistics, Inc.(a) ................................................... 3,827 199
Huron Consulting Group, Inc.(a) ............................................ 1,794 195
Kirby Corp.(a) ......................................................... 3,495 428
Parsons Corp.(a) ....................................................... 4,700 487
Powell Industries, Inc. ................................................... 1,555 345
Textron, Inc. .......................................................... 4,342 385
Verra Mobility Corp.(a) .................................................. 9,057 252
4,153
Materials (0.4%):
Summit Materials, Inc., Class A(a) .......................................... 4,656 182
Real Estate (1.4%):
Digital Realty Trust, Inc. .................................................. 1,596 258
VICI Properties, Inc. .................................................... 10,421 347
605
Semiconductors & Semiconductor Equipment (10.7%):
Broadcom, Inc. ........................................................ 7,932 1,368
NVIDIA Corp. ......................................................... 19,692 2,392
ON Semiconductor Corp.(a) ............................................... 4,452 323
Photronics, Inc.(a) ...................................................... 7,402 183
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ............................. 2,482 431
4,697
Software (10.7%):
Adobe, Inc.(a) ......................................................... 796 412
Cadence Design Systems, Inc.(a) ............................................ 1,896 514
Clear Secure, Inc., Class A ................................................ 15,175 503
Microsoft Corp. ........................................................ 6,512 2,802
Nice Ltd., ADR(a)(b) .................................................... 2,709 470
4,701
Technology Hardware, Storage & Peripherals (5.0%):
Apple, Inc. ........................................................... 9,398 2,190
Total Common Stocks (Cost $25,920)
a
a
a
41,345
Exchange-Traded Funds (3.3%)
SPDR S&P 500 ETF Trust ................................................ 1,936 1,111
Technology Select Sector SPDR Fund ........................................ 1,660 375
Total Exchange-Traded Funds (Cost $1,419)
a
a
a
1,486
Collateral for Securities Loaned (1.1%)^
Goldman Sachs F inancial Square Government Fund, Institutional Shares, 4.83%(c) ........ 117,294 117
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.85%(c) ............ 117,294 117
Invesco Government & Agency Portfolio, Institutional Shares, 4.84%(c) ............... 117,294 117

Victory Portfolios
Victory Special Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.82%(c) . 117,294 $ 118
Total Collateral for Securities Loaned (Cost $469)
a
a
a
469
Total Investments (Cost $27,808) — 98.7% 43,300
Other assets in excess of liabilities — 1.3% 549
NET ASSETS - 100.00% $ 43,849
At September 30, 2024, the Fund's investments in foreign securities were 6.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2024.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory THB US Small Opportunities Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (99.6%)
Consumer Discretionary (18.7%):
Atmus Filtration Technologies, Inc. .......................................... 6,460 $ 242
Brunswick Corp. ....................................................... 2,570 215
Century Communities, Inc. ................................................ 850 88
Gentherm, Inc. (a) ....................................................... 2,210 103
Installed Building Products, Inc. ............................................ 630 155
Latham Group, Inc. (a) ................................................... 47,725 325
LCI Industries ......................................................... 1,110 134
M/I Homes, Inc. (a) ...................................................... 865 148
Steven Madden Ltd. ..................................................... 2,660 130
Thor Industries, Inc. ..................................................... 1,390 153
Tri Pointe Homes, Inc. (a) ................................................. 3,950 179
1,872
Consumer Staples (0.8%):
WD-40 Co. ........................................................... 290 75
Energy (6.1%):
Cactus, Inc. , Class A ..................................................... 2,490 149
Dorian LPG Ltd. ....................................................... 1,000 34
Expro Group Holdings NV (a) .............................................. 9,966 171
Oceaneering International, Inc. (a) ........................................... 4,480 111
RPC, Inc. ............................................................ 23,380 149
614
Financials (12.6%):
Brightsphere Investment Group, Inc. ......................................... 10,961 278
EVERTEC, Inc. ........................................................ 5,160 175
First Busey Corp. ....................................................... 6,861 179
Home Bancshares, Inc. ................................................... 6,030 163
Houlihan Lokey, Inc. .................................................... 810 128
OFG Bancorp ......................................................... 2,610 117
Stifel Financial Corp. .................................................... 1,130 106
Texas Capital Bancshares, Inc. (a) ........................................... 1,650 118
1,264
Health Care (17.3%):
CorVel Corp. (a) ........................................................ 837 273
Definitive Healthcare Corp. (a) .............................................. 15,196 68
Halozyme Therapeutics, Inc. (a) ............................................. 4,433 254
Integer Holdings Corp. (a) ................................................. 1,200 156
Merit Medical Systems, Inc. (a) ............................................. 1,300 128
Neogen Corp. (a) ....................................................... 11,300 190
Privia Health Group, Inc. (a) ............................................... 4,390 80
STAAR Surgical Co. (a) .................................................. 4,814 179
UFP Technologies, Inc. (a) ................................................. 760 241
Vericel Corp. (a) ........................................................ 4,000 169
1,738
Industrials (23.4%):
AAON, Inc. ........................................................... 2,280 246
ABM Industries, Inc. .................................................... 2,440 129
Alamo Group, Inc. ...................................................... 640 115
Armstrong World Industries, Inc. ............................................ 600 79
Boise Cascade Co. ...................................................... 970 137
Casella Waste Systems, Inc. (a) ............................................. 970 97
ESCO Technologies, Inc. ................................................. 1,600 206
GMS, Inc. (a) .......................................................... 1,294 117
Hub Group, Inc. , Class A ................................................. 1,940 88
Landstar System, Inc. .................................................... 960 181
RBC Bearings, Inc. (a) ................................................... 590 177
Rush Enterprises, Inc. , Class A ............................................. 1,820 96
SPX Technologies, Inc. (a) ................................................. 1,000 159

Victory Portfolios
Victory THB US Small Opportunities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Standex International Corp. ................................................ 770 $ 141
Sterling Infrastructure, Inc. (a) .............................................. 630 91
The AZEK Co., Inc. (a) ................................................... 1,950 91
UFP Industries, Inc. ..................................................... 1,530 201
2,351
Information Technology (14.6%):
Advanced Energy Industries, Inc. ........................................... 1,990 209
Alarm.com Holdings, Inc. (a) ............................................... 1,460 80
Badger Meter, Inc. ...................................................... 1,010 221
Diodes, Inc. (a) ......................................................... 2,280 146
ePlus, Inc. (a) .......................................................... 2,812 277
Fabrinet (a) ............................................................ 600 142
Insight Enterprises, Inc. (a) ................................................ 980 211
Photronics, Inc. (a) ...................................................... 2,980 74
Progress Software Corp. .................................................. 1,520 102
1,462
Materials (6.1%):
Balchem Corp. ......................................................... 944 166
H.B. Fuller Co. ........................................................ 1,470 117
Hawkins, Inc. ......................................................... 1,610 205
NewMarket Corp. ...................................................... 220 122
610
Total Common Stocks (Cost $7,825)
a
a
a
9,986
Total Investments (Cost $7,825) — 99.6% 9,986
Other assets in excess of liabilities — 0.4% 44
NET ASSETS - 100.00% $ 10,030
(a) Non-income producing security.

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Strategic Allocation Fund

(Unaudited)
Security Description Shares
Value
(000)
Affiliated Exchange-Traded Funds (6.5%)
VictoryShares US Multi-Factor Minimum Volatility ETF ........................... 35,750 $ 1,737
Total Affiliated Exchange-Traded Funds (Cost $907)
a
a
a
1,737
Affiliated Mutual Funds (93.1%)
Victory Global Energy Transition Fund, Class Y ................................. 28,386 951
Victory Integrity Discovery Fund, Class Y ..................................... 18,098 885
Victory Investment Grade Convertible Fund, Class I .............................. 87,102 1,577
Victory Market Neutral Income Fund, Class I ................................... 48,986 414
Victory RS Global Fund, Class Y ............................................ 308,569 7,674
Victory RS Partners Fund, Class Y ........................................... 29,385 961
Victory Sophus Emerging Markets Fund, Class R6 ............................... 111,828 2,374
Victory Total Return Bond Fund, Class R6 ..................................... 985,386 8,366
Victory Trivalent International Small-Cap Fund, Class I ........................... 100,709 1,662
Total Affiliated Mutual Funds (Cost $20,134)
a
a
a
24,864
Total Investments (Cost $21,041) — 99.6% 26,601
Other assets in excess of liabilities — 0.4% 105
NET ASSETS - 100.00% $ 26,706
At September 30, 2024, the foreign securities held by the underlying Funds were 47.4% of net assets.
ETF
—
Exchange-Traded Fund
Affiliated Holdings
(Amounts in thousands)
Fair Value
6/30/2024
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
9/30/2024
Dividend
Income
Victory Global Energy
Transition Fund,
Class Y ......... $ 950 $ — $ (68) $ 7 $ — $ 62 $ 951 $ —
Victory Integrity
Discovery Fund,
Class Y ......... 867 — (54) 13 — 59 885 —
Victory Investment
Grade Convertible
Fund, Class I ..... 1,533 14 (54) (6) — 90 1,577 13
Victory Market Neutral
Income Fund, Class I 409 5 — — — — * 414 6
Victory RS Global
Fund, Class Y ..... 7,956 — (828) 401 — 145 7,674 —
Victory RS Partners
Fund, Class Y ..... 972 — (121) 19 — 91 961 —
Victory Sophus
Emerging Markets
Fund, Class R6 .... 2,518 — (187) (61) — 104 2,374 —
Victory Total Return
Bond Fund, Class R6 7,971 83 — — — 312 8,366 82
Victory Trivalent
International Small-
Cap Fund, Class I .. 1,669 — (146) 41 — 98 1,662 —
VictoryShares US
Multi-Factor
Minimum Volatility
ETF ............ 1,801 — (184) 85 — 35 1,737 6
$ 26,646 $ 102 $ (1,642) $ 499 $ — $ 996 $ 26,601 $ 107
* Rounds to less than $1 thousand.

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Fund for Income

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Collateralized Mortgage Obligations (2.6%)
Agency CMO Other (2.6%):
Government National Mortgage Association ....................................
Series 2001-10 , Class PE , 6 .50% , 3/16/31 , Callable 10/16/24 @ 100 .............. $ 52 $ 51
Series 2005-74 , Class HB , 7 .50% , 9/16/35 ................................. 2 2
Series 2005-74 , Class HC , 7 .50% , 9/16/35 ................................. 19 20
Series 2011-166 , Class NT , 7 .73% , 11/20/31 (a) .............................. 328 338
Series 2012-106 , Class JM , 7 .33% , 10/20/34 (a) ............................. 257 274
Series 2012-30 , Class WB , 6 .94% , 11/20/39 (a) .............................. 676 712
Series 2013-190 , Class KT , 8 .19% , 9/20/30 (a) .............................. 60 62
Series 2013-51 , Class BL , 6 .04% , 4/20/34 (a) ............................... 758 787
Series 2013-64 , Class KY , 6 .57% , 12/20/38 (a) .............................. 349 366
Series 2013-70 , Class KP , 6 .90% , 2/20/39 (a) ............................... 377 396
Series 2014-69 , Class W , 7 .20% , 11/20/34 (a) ............................... 44 46
Series 2014-74 , Class PT , 7 .83% , 5/16/44 (a) ............................... 34 35
Series 2015-77 , Class PT , 7 .14% , 6/20/39 (a) ............................... 134 141
Series 2019-22 , Class PT , 7 .93% , 2/20/49 (a) ............................... 1,797 1,893
Series 2021-1 , Class WT , 7 .84% , 1/20/51 (a) ................................ 1,941 2,049
Series 2023-186 , Class BT , 8 .00% , 9/20/31 ................................ 1,457 1,558
8,730
Total Collateralized Mortgage Obligations (Cost $9,295)
a
a
a
8,730
U.S. Government Agency Mortgages (75.4%)
Single Family Pass-throughs (75.0%):
Government National Mortgage Association
6 .00% , 12/15/24 - 2/20/49 ............................................. 48,188 50,523
8 .00% , 12/15/24 - 4/15/38 ............................................. 12,722 13,469
7 .13% , 7/15/25 .................................................... 2 2
8 .50% , 7/15/25 - 7/15/32 ............................................. 801 846
6 .50% , 8/15/25 - 2/20/41 ............................................. 69,449 72,893
7 .50% , 8/15/25 - 12/20/38 ............................................. 19,718 20,647
7 .00% , 1/20/26 - 5/20/39 ............................................. 43,765 46,278
6 .13% , 6/20/28 - 11/20/28 ............................................. 94 93
6 .28% , 10/20/28 - 9/20/29 ............................................. 255 258
6 .10% , 5/20/29 - 7/20/31 ............................................. 244 249
7 .30% , 4/20/30 - 2/20/31 ............................................. 105 106
9 .00% , 5/15/30 - 9/15/30 ............................................. 193 203
6 .49% , 5/20/31 - 3/20/32 ............................................. 461 470
5 .50% , 3/20/32 - 11/15/45 ............................................. 22,808 23,744
4 .50% , 12/15/33 - 5/15/41 ............................................. 6,213 6,285
5 .00% , 1/20/34 - 2/20/42 ............................................. 13,636 14,001
4 .00% , 8/15/41 .................................................... 420 417
250,484
Multi-Family Pass-throughs (0.4%):
Government National Mortgage Association
8 .00% , 1/15/31 - 11/15/33 ............................................. 809 809
7 .75% , 9/15/33 .................................................... 318 318
6 .00% , 4/20/38 .................................................... 48 48
1,175
Total U.S. Government Agency Mortgages (Cost $267,940)
a
a
a
251,659
U.S. Treasury Obligations (21.7%)
U.S. Treasury Bills , 4 .46% , 1/23/25 (b) ........................................ 31,385 30,944
U.S. Treasury Bonds , 7 .63% , 2/15/25 ......................................... 40,766 41,288
Total U.S. Treasury Obligations (Cost $72,145)
a
a
a
72,232

Victory Portfolios
Victory Fund for Income

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Investment Companies (0.0%)(c)
BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares , 4 .02% (b) ........... 100,188 $ 100
Total Investment Companies (Cost $100)
a
a
a
100
Total Investments (Cost $349,480) — 99.7% 332,721
Other assets in excess of liabilities — 0.3% 1,066
NET ASSETS - 100.00% $ 333,787
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2024.
(b) Rate represents the effective yield at September 30, 2024.
(c) Amount represents less than 0.05% of net assets.
CMO
—
Collateralized Mortgage Obligations

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Investment Grade Convertible Fund

(Unaudited)
Security Description
Principal Amount
(000)
Value
(000)
Convertible Corporate Bonds (77.6%)
Consumer Discretionary (16.4%):
Booking Holdings, Inc. , 0 .75% , 5/1/25 ........................................ $ 7,220 $ 16,153
Expedia Group, Inc. , 2/15/26 (a) ............................................. 11,328 10,807
Ford Motor Co. , 3/15/26 (a) ................................................ 12,795 12,540
Meritage Homes Corp. , 1 .75% , 5/15/28 (b) ..................................... 4,660 5,319
Winnebago Industries, Inc. , 1 .50% , 4/1/25 ..................................... 755 791
45,610
Financials (17.6%):
Barclays Bank PLC
2/18/25 (a) ........................................................ 2,325 2,571
1 .00% , 2/16/29 .................................................... 10,275 10,660
Blackstone Mortgage Trust, Inc. , 5 .50% , 3/15/27 (c) .............................. 4,105 3,923
Block, Inc. , 0 .13% , 3/1/25 ................................................. 1,210 1,184
Euronet Worldwide, Inc. , 0 .75% , 3/15/49 , Callable 3/20/25 @ 100 .................... 7,997 7,836
Global Payments, Inc. , 1 .50% , 3/1/31 (b) ...................................... 6,342 6,058
HAT Holdings I LLC/HAT Holdings II LLC , 3 .75% , 8/15/28 (b) ...................... 520 717
JPMorgan Chase Financial Co. LLC , 0 .50% , 6/15/27 ............................. 1,760 1,777
New Mountain Finance Corp. , 7 .50% , 10/15/25 , Callable 7/15/25 @ 100 ............... 6,565 6,625
PPL Capital Funding, Inc. , 2 .88% , 3/15/28 ..................................... 6,530 6,928
Prospect Capital Corp. , 6 .38% , 3/1/25 ........................................ 691 690
48,969
Health Care (4.0%):
Dexcom, Inc. , 0 .38% , 5/15/28 .............................................. 1,500 1,327
Envista Holdings Corp. , 1 .75% , 8/15/28 ....................................... 10,900 9,885
11,212
Industrials (11.3%):
Parsons Corp.
0 .25% , 8/15/25 .................................................... 4,000 9,199
2 .63% , 3/1/29 (b) (c) ................................................. 1,880 2,365
Southwest Airlines Co. , 1 .25% , 5/1/25 ........................................ 13,255 13,372
The Middleby Corp. , 1 .00% , 9/1/25 .......................................... 535 616
Uber Technologies, Inc. , 0 .88% , 12/1/28 (b) .................................... 4,720 5,912
31,464
Information Technology (5.1%):
Akamai Technologies, Inc. , 0 .13% , 5/1/25 ..................................... 5,399 6,014
ON Semiconductor Corp. , 5/1/27 (a) .......................................... 735 1,078
Vishay Intertechnology, Inc. , 2 .25% , 9/15/30 ................................... 7,740 7,111
14,203
Real Estate (10.5%):
Federal Realty OP LP , 3 .25% , 1/15/29 (b) ...................................... 4,380 4,616
Kite Realty Group LP , 0 .75% , 4/1/27 (b) ....................................... 8,280 9,265
Rexford Industrial Realty LP
4 .38% , 3/15/27 (b) .................................................. 640 666
4 .13% , 3/15/29 (b) .................................................. 1,165 1,232
Ventas Realty LP , 3 .75% , 6/1/26 ............................................ 4,750 5,776
Welltower OP LLC
2 .75% , 5/15/28 (b) .................................................. 4,920 6,776
3 .13% , 7/15/29 (b) .................................................. 860 1,001
29,332
Utilities (12.7%):
Alliant Energy Corp. , 3 .88% , 3/15/26 ........................................ 3,185 3,334
American Water Capital Corp. , 3 .63% , 6/15/26 .................................. 8,060 8,265
CenterPoint Energy, Inc. , 4 .25% , 8/15/26 ...................................... 4,245 4,305
CMS Energy Corp. , 3 .38% , 5/1/28 ........................................... 2,455 2,633
Duke Energy Corp. , 4 .13% , 4/15/26 .......................................... 5,140 5,445
Evergy, Inc. , 4 .50% , 12/15/27 (b) ............................................ 2,520 2,777
The Southern Co. , 3 .88% , 12/15/25 .......................................... 5,205 5,795

Victory Portfolios
Victory Investment Grade Convertible Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description
Principal Amount
(000)
Value
(000)
WEC Energy Group, Inc.
4 .38% , 6/1/27 (b) ................................................... $ 1,310 $ 1,423
4 .38% , 6/1/29 (b) ................................................... 1,310 1,453
35,430
Total Convertible Corporate Bonds (Cost $202,787)
a
a
a
216,220
Shares
Convertible Preferred Stocks (20.9%)
Financials (15.0%):
Apollo Global Management, Inc. , 6 .75% , 7/31/26 ................................ 160,025 10,880
Bank of America Corp. , Series L , 7 .25% (d) .................................... 11,950 15,213
New York Community Capital Trust V , 6 .00% , 11/1/51 ............................ 30,476 1,180
Wells Fargo & Co. , Series L , 7 .50% (d) ........................................ 11,369 14,577
41,850
Materials (0.4%):
Albemarle Corp. , 7 .25% , 3/1/27 ............................................ 22,050 992
Utilities (5.5%):
NextEra Energy, Inc. , 6 .93% , 9/1/25 (c) ....................................... 331,385 15,363
Total Convertible Preferred Stocks (Cost $56,277)
a
a
a
58,205
Collateral for Securities Loaned (2.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (e) ........ 1,561,198 1,562
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (e) ............ 1,561,198 1,561
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (e) ............... 1,561,198 1,561
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (e) . 1,561,198 1,561
Total Collateral for Securities Loaned (Cost $6,245)
a
a
a
6,245
Total Investments (Cost $265,309) — 100.7% 280,670
Liabilities in excess of other assets — (0.7)% (2,051)
NET ASSETS - 100.00% $ 278,619
^ Purchased with cash collateral from securities on loan.
(a) Zero-coupon bond.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$49,580 (thousands) and amounted to 17.8% of net assets.
(c) All or a portion of this security is on loan.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate disclosed is the daily yield on September 30, 2024.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Sycamore Established Value Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.8%)
Consumer Discretionary (9.0%):
Aptiv PLC (a) .......................................................... 2,585,000 $ 186,146
BorgWarner, Inc. ....................................................... 8,900,000 322,981
Darden Restaurants, Inc. .................................................. 830,000 136,228
eBay, Inc. ............................................................ 4,117,000 268,058
Expedia Group, Inc. (a) ................................................... 732,000 108,351
Hilton Worldwide Holdings, Inc. ............................................ 550,000 126,775
Ralph Lauren Corp. ..................................................... 850,000 164,789
Ross Stores, Inc. ....................................................... 2,035,000 306,288
Yum! Brands, Inc. ...................................................... 900,000 125,739
1,745,355
Consumer Staples (5.8%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 4,475,000 369,098
Target Corp. .......................................................... 2,297,000 358,010
U.S. Foods Holding Corp. (a) ............................................... 6,430,000 395,445
1,122,553
Energy (5.3%):
Baker Hughes Co. ...................................................... 9,400,000 339,810
Chord Energy Corp. ..................................................... 1,547,000 201,466
Coterra Energy, Inc. ..................................................... 11,100,000 265,845
Devon Energy Corp. ..................................................... 5,600,000 219,072
1,026,193
Financials (14.5%):
American Financial Group, Inc. ............................................. 2,240,000 301,504
Fidelity National Financial, Inc. ............................................ 5,098,000 316,382
Global Payments, Inc. .................................................... 1,975,000 202,279
Huntington Bancshares, Inc. ............................................... 13,330,000 195,951
Old Republic International Corp. ............................................ 7,805,000 276,453
Prosperity Bancshares, Inc. ................................................ 3,650,000 263,056
T. Rowe Price Group, Inc. ................................................. 1,905,000 207,512
The Bank of New York Mellon Corp. ......................................... 4,075,000 292,829
The Hartford Financial Services Group, Inc. .................................... 2,925,000 344,009
Willis Towers Watson PLC ................................................ 1,435,000 422,651
2,822,626
Health Care (8.7%):
Agilent Technologies, Inc. ................................................. 1,470,000 218,266
Hologic, Inc. (a) ........................................................ 3,400,000 276,964
ICON PLC (a) ......................................................... 902,000 259,154
Quest Diagnostics, Inc. ................................................... 2,440,000 378,810
The Cooper Cos., Inc. (a) .................................................. 2,815,000 310,607
Zimmer Biomet Holdings, Inc. ............................................. 2,255,000 243,427
1,687,228
Industrials (19.2%):
AGCO Corp. .......................................................... 2,270,000 222,142
Carrier Global Corp. ..................................................... 2,740,000 220,543
FTI Consulting, Inc. (a) ................................................... 1,400,000 318,584
Genpact Ltd. .......................................................... 5,995,000 235,064
Hubbell, Inc. .......................................................... 215,000 92,095
J.B. Hunt Transport Services, Inc. ........................................... 1,550,000 267,111
Knight-Swift Transportation Holdings, Inc. .................................... 5,000,000 269,750
Landstar System, Inc. .................................................... 1,125,000 212,479
Leidos Holdings, Inc. .................................................... 1,660,000 270,580
Lincoln Electric Holdings, Inc. ............................................. 745,000 143,055
ManpowerGroup, Inc. (b) ................................................. 2,540,000 186,741
Regal Rexnord Corp. .................................................... 1,280,000 212,326
Republic Services, Inc. ................................................... 595,000 119,500
Textron, Inc. .......................................................... 3,620,000 320,660
The Middleby Corp. (a) ................................................... 2,070,000 287,999

Victory Portfolios
Victory Sycamore Established Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
TransUnion ........................................................... 1,924,000 $ 201,443
Xylem, Inc. ........................................................... 1,095,000 147,858
3,727,930
Information Technology (8.5%):
Akamai Technologies, Inc. (a) .............................................. 2,385,000 240,766
Flex Ltd. (a) ........................................................... 3,943,000 131,814
Globant SA (a) ......................................................... 1,035,000 205,075
MKS Instruments, Inc. ................................................... 2,065,000 224,486
Motorola Solutions, Inc. .................................................. 435,000 195,589
On Semiconductor Corp. (a) ............................................... 2,702,000 196,192
Trimble, Inc. (a) ........................................................ 3,712,000 230,478
Zebra Technologies Corp. (a) ............................................... 640,000 237,005
1,661,405
Materials (12.7%):
AptarGroup, Inc. ....................................................... 1,525,000 244,290
Avery Dennison Corp. ................................................... 915,000 201,995
Axalta Coating Systems Ltd. (a) ............................................. 7,330,000 265,273
CF Industries Holdings, Inc. ............................................... 2,465,000 211,497
Crown Holdings, Inc. .................................................... 4,105,000 393,587
Franco-Nevada Corp. .................................................... 2,565,000 318,701
Packaging Corp. of America ............................................... 1,359,000 292,729
RPM International, Inc. .................................................. 2,100,000 254,100
Westlake Corp. ........................................................ 1,885,000 283,297
2,465,469
Real Estate (9.9%):
Alexandria Real Estate Equities, Inc. ......................................... 2,265,000 268,969
Camden Property Trust ................................................... 2,775,000 342,796
Equity LifeStyle Properties, Inc. ............................................ 2,985,000 212,950
Lamar Advertising Co. , Class A ............................................. 2,502,000 334,267
Lineage, Inc. .......................................................... 1,635,000 128,151
NNN REIT, Inc. ........................................................ 8,785,000 425,984
SBA Communications Corp. ............................................... 844,000 203,151
1,916,268
Utilities (4.2%):
Alliant Energy Corp. .................................................... 7,550,000 458,209
American Water Works Co., Inc. ............................................ 960,002 140,391
Xcel Energy, Inc. ....................................................... 3,380,000 220,714
819,314
Total Common Stocks (Cost $15,029,692)
a
a
a
18,994,341
Exchange-Traded Funds (0.7%)
iShares Russell Mid-Cap Value ETF ......................................... 1,000,000 132,250
Total Exchange-Traded Funds (Cost $59,437)
a
a
a
132,250
Total Investments (Cost $15,089,129) — 98.5% 19,126,591
Other assets in excess of liabilities — 1.5% 296,264
NET ASSETS - 100.00% $ 19,422,855
At September 30, 2024, the Fund's investments in foreign securities were 7.2% of net assets.
(a) Non-income producing security.
(b) Affiliated security.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Victory Portfolios
Victory Sycamore Established Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Affiliated Holdings
(Amounts in thousands)
Fair Value
6/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
9/30/2024
Dividend
Income
ManpowerGroup, Inc. ............. $ 175,198 $ 2,061 $ — $ — $ — $ 9,482 $ 186,741 $ —

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (97.8%)
Consumer Discretionary (10.2%):
Acushnet Holdings Corp.(a) ............................................... 787,000 $ 50,171
Boyd Gaming Corp. ..................................................... 670,000 43,316
Brunswick Corp. ....................................................... 640,000 53,645
Choice Hotels International, Inc.(a) .......................................... 390,000 50,817
Frontdoor, Inc.(b) ....................................................... 1,080,000 51,829
Kontoor Brands, Inc. .................................................... 794,000 64,933
LCI Industries ......................................................... 370,000 44,600
Mattel, Inc.(b) ......................................................... 3,510,000 66,866
Murphy USA, Inc. ...................................................... 105,000 51,751
Oxford Industries, Inc. ................................................... 420,000 36,439
Stride, Inc.(b) ......................................................... 591,000 50,418
VF Corp. ............................................................. 2,730,000 54,464
Visteon Corp.(b) ....................................................... 734,000 69,906
689,155
Consumer Staples (2.8%):
Central Garden & Pet Co., Class A(b) ........................................ 2,140,000 67,196
Inter Parfums, Inc. ...................................................... 248,000 32,111
Performance Food Group Co.(b) ............................................ 800,000 62,696
The Simply Good Foods Co.(b) ............................................. 750,000 26,077
188,080
Energy (5.7%):
Civitas Resources, Inc. ................................................... 1,535,000 77,778
Delek US Holdings, Inc. .................................................. 2,257,000 42,319
Helmerich & Payne, Inc. .................................................. 2,015,000 61,296
Magnolia Oil & Gas Corp., Class A .......................................... 3,845,000 93,895
Matador Resources Co. ................................................... 1,590,000 78,578
Select Water Solutions, Inc. ................................................ 2,700,000 30,051
383,917
Financials (23.9%):
AMERISAFE, Inc. ...................................................... 347,000 16,771
Axis Capital Holdings Ltd. ................................................ 971,000 77,301
Banner Corp. .......................................................... 454,000 27,040
Bowhead Specialty Holdings, Inc.(b) ......................................... 480,000 13,445
Cohen & Steers, Inc.(a) .................................................. 1,185,000 113,701
EVERTEC, Inc. ........................................................ 1,420,000 48,124
First American Financial Corp. ............................................. 1,395,000 92,084
Lakeland Financial Corp. ................................................. 1,081,000 70,395
Lazard, Inc. ........................................................... 735,000 37,029
National Bank Holdings Corp., Class A(c) ..................................... 2,100,000 88,410
NCR Atleos Corp.(b) .................................................... 1,809,000 51,611
Old National Bancorp .................................................... 4,650,000 86,769
Renasant Corp. ........................................................ 2,925,000 95,062
Ryan Specialty Holdings, Inc. .............................................. 640,000 42,490
Safety Insurance Group, Inc.(c) ............................................. 841,000 68,777
ServisFirst Bancshares, Inc. ............................................... 297,000 23,894
SouthState Corp. ....................................................... 1,035,000 100,581
Stewart Information Services Corp. .......................................... 370,000 27,654
Stock Yards Bancorp, Inc. ................................................. 357,177 22,141
The Hanover Insurance Group, Inc. .......................................... 585,000 86,644
Towne Bank .......................................................... 1,440,000 47,606
UMB Financial Corp. .................................................... 960,000 100,906
United Bankshares, Inc. .................................................. 2,750,000 102,025
Walker & Dunlop, Inc. ................................................... 790,000 89,736
Wintrust Financial Corp. .................................................. 745,000 80,855
1,611,051
Health Care (4.9%):
Charles River Laboratories International, Inc.(b) ................................. 247,000 48,652
Integer Holdings Corp.(b) ................................................. 375,000 48,750

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
Omnicell, Inc.(b) ....................................................... 840,000 $ 36,624
Option Care Health, Inc.(b) ................................................ 1,165,000 36,464
Prestige Consumer Healthcare, Inc.(b) ........................................ 1,055,000 76,065
QIAGEN NV(b) ....................................................... 1,905,000 86,811
333,366
Industrials (21.1%):
Air Transport Services Group, Inc.(b) ........................................ 2,726,000 44,134
Alamo Group, Inc. ...................................................... 282,000 50,797
Albany International Corp. ................................................ 620,000 55,087
Apogee Enterprises, Inc. .................................................. 784,000 54,892
ASGN, Inc.(b) ......................................................... 579,000 53,980
Astec Industries, Inc.(c) .................................................. 1,185,000 37,849
Gibraltar Industries, Inc.(b) ................................................ 835,000 58,392
Hayward Holdings, Inc.(b) ................................................ 3,360,000 51,542
Hillenbrand, Inc. ....................................................... 2,115,000 58,797
Hub Group, Inc., Class A ................................................. 1,941,000 88,218
ICF International, Inc. ................................................... 295,000 49,203
John Bean Technologies Corp. .............................................. 835,000 82,256
Kennametal, Inc. ....................................................... 1,959,000 50,797
Marten Transport Ltd. .................................................... 2,987,000 52,870
Maximus, Inc. ......................................................... 614,000 57,200
McGrath RentCorp. ..................................................... 557,000 58,641
Mercury Systems, Inc.(b) ................................................. 1,320,000 48,840
Mueller Industries, Inc. ................................................... 695,000 51,499
NEXTracker, Inc., Class A(b) .............................................. 1,190,000 44,601
UFP Industries, Inc. ..................................................... 487,000 63,899
UniFirst Corp. ......................................................... 480,000 95,352
Viad Corp.(b)(c) ........................................................ 1,510,000 54,103
Watts Water Technologies, Inc., Class A ....................................... 267,000 55,320
Werner Enterprises, Inc. .................................................. 2,584,000 99,717
1,417,986
Information Technology (9.7%):
Ciena Corp.(b) ......................................................... 1,005,000 61,898
Cohu, Inc.(b)(c) ........................................................ 2,459,000 63,196
Crane NXT Co. ........................................................ 787,000 44,151
Diodes, Inc.(b) ......................................................... 715,000 45,824
Extreme Networks, Inc.(b) ................................................ 2,245,000 33,742
Kulicke & Soffa Industries, Inc. ............................................. 1,405,000 63,408
Littelfuse, Inc. ......................................................... 355,000 94,164
NCR Voyix Corp.(b) ..................................................... 2,902,000 39,380
Rogers Corp.(b) ........................................................ 640,000 72,327
Tower Semiconductor Ltd.(b) .............................................. 1,697,000 75,109
Verint Systems, Inc.(b) ................................................... 2,266,000 57,398
650,597
Materials (8.4%):
AdvanSix, Inc.(c) ....................................................... 1,799,000 54,654
Commercial Metals Co. .................................................. 840,000 46,166
Eagle Materials, Inc. ..................................................... 90,000 25,888
H.B. Fuller Co. ........................................................ 1,078,000 85,572
Innospec, Inc. ......................................................... 666,000 75,318
Kaiser Aluminum Corp. .................................................. 625,000 45,325
Minerals Technologies, Inc. ................................................ 535,000 41,318
MP Materials Corp.(a)(b) ................................................. 1,725,000 30,446
Silgan Holdings, Inc. .................................................... 1,560,000 81,900
Sonoco Products Co. .................................................... 920,000 50,260
Summit Materials, Inc., Class A (b) .......................................... 670,000 26,150
562,997
Real Estate (6.9%):
Apple Hospitality REIT, Inc. ............................................... 4,960,000 73,656
Colliers International Group, Inc. ........................................... 535,000 81,218

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares
Value
(000)
COPT Defense Properties ................................................. 2,566,000 $ 77,827
Cushman & Wakefield PLC(b) ............................................. 4,395,000 59,904
Four Corners Property Trust, Inc. ............................................ 2,808,000 82,303
Rayonier, Inc. ......................................................... 2,005,000 64,521
Ryman Hospitality Properties, Inc. ........................................... 210,000 22,520
461,949
Utilities (4.2%):
IDACORP, Inc. ........................................................ 1,030,000 106,183
MGE Energy, Inc. ...................................................... 695,000 63,558
National Fuel Gas Co. ................................................... 860,000 52,125
Northwestern Energy Group, Inc. ........................................... 710,000 40,626
ONE Gas, Inc. ......................................................... 320,000 23,814
286,306
Total Common Stocks (Cost $5,625,241)
a
a
a
6,585,404
Exchange-Traded Funds (0.8%)
iShares Russell 2000 Value ETF ............................................ 300,000 50,046
Total Exchange-Traded Funds (Cost $34,076)
a
a
a
50,046
Collateral for Securities Loaned (1.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.83%(d) ........ 19,300,351 19,300
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.85%(d) ............ 19,300,351 19,300
Invesco Government & Agency Portfolio, Institutional Shares, 4.84%(d) ............... 19,300,351 19,300
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.82%(d) . 19,300,351 19,301
Total Collateral for Securities Loaned (Cost $77,201)
a
a
a
77,201
Total Investments (Cost $5,736,518) — 99.7% 6,712,651
Other assets in excess of liabilities — 0.3% 20,807
NET ASSETS - 100.00% $ 6,733,458
At September 30, 2024, the Fund's investments in foreign securities were 6.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Affiliated security.
(d) Rate disclosed is the daily yield on September 30, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Affiliated Holdings
(Amounts in thousands)
Fair Value
6/30/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
9/30/2024
Dividend
Income
AdvanSix, Inc. ................... $ 42,860 $ — $ (1,974) $ (835) $ — $ 14,603 $ 54,654 $ 288
Astec Industries, Inc. .............. 39,151 — (4,482) (3,408) — 6,588 37,849 154
Cohu, Inc. ...................... 77,454 4,512 (1,596) (220) — (16,954) 63,196 —
National Bank Holdings Corp., Class A . 53,303 30,567 — — — 4,540 88,410 565
Safety Insurance Group, Inc. ......... 69,403 — (7,031) (949) — 7,354 68,777 777
Viad Corp. ...................... 45,390 5,667 — — — 3,046 54,103 —
$ 327,561 $ 40,746 $ (15,083) $ (5,412) $ — $ 19,177 $ 366,989 $ 1,784

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory RS Partners Fund

(Unaudited)
Security Description Shares Value
Common Stocks (97.1%)
Banks (19.5%):
Ameris Bancorp ........................................................ 226,900 $ 14,156,291
First Bancorp .......................................................... 614,890 13,017,221
Old National Bancorp .................................................... 600,870 11,212,234
Pinnacle Financial Partners, Inc. ............................................ 118,460 11,605,526
Prosperity Bancshares, Inc. ................................................ 209,520 15,100,107
SouthState Corp. ....................................................... 131,160 12,746,129
The Bank of NT Butterfield & Son Ltd. ....................................... 277,000 10,215,760
UMB Financial Corp. .................................................... 168,364 17,696,740
105,750,008
Capital Markets (1.5%):
PJT Partners, Inc. , Class A ................................................ 59,440 7,925,730
Communication Services (1.4%):
Madison Square Garden Sports Corp. (a) ....................................... 35,420 7,376,569
Consumer Discretionary (11.4%):
Atmus Filtration Technologies, Inc. .......................................... 263,800 9,900,414
Beazer Homes USA, Inc. (a) ............................................... 154,970 5,295,325
Brunswick Corp. ....................................................... 81,140 6,801,155
Garrett Motion, Inc. (a) ................................................... 808,340 6,612,221
Group 1 Automotive, Inc. ................................................. 18,640 7,139,866
PVH Corp. ........................................................... 77,960 7,860,707
Taylor Morrison Home Corp. (a) ............................................ 112,280 7,888,793
The Cheesecake Factory, Inc. .............................................. 94,110 3,816,160
Under Armour, Inc. , Class C (a) ............................................. 766,240 6,405,766
61,720,407
Consumer Staples (3.7%):
Nomad Foods Ltd. ...................................................... 569,150 10,847,999
U.S. Foods Holding Corp. (a) ............................................... 150,390 9,248,985
20,096,984
Energy (7.2%):
California Resources Corp. ................................................ 100,840 5,291,075
Gulfport Energy Corp. (a) ................................................. 43,260 6,547,401
Liberty Energy, Inc. ..................................................... 296,660 5,663,239
Northern Oil & Gas, Inc. .................................................. 337,080 11,936,003
Plains GP Holdings LP , Class A ............................................. 514,050 9,509,925
38,947,643
Financial Services (1.2%):
Walker & Dunlop, Inc. ................................................... 59,030 6,705,218
Health Care (6.3%):
Encompass Health Corp. .................................................. 105,950 10,239,008
Fortrea Holdings, Inc. (a) .................................................. 418,470 8,369,400
Integer Holdings Corp. (a) ................................................. 41,070 5,339,100
The Ensign Group, Inc. ................................................... 70,010 10,068,838
34,016,346
Industrials (12.7%):
ArcBest Corp. ......................................................... 51,180 5,550,471
Fluor Corp. (a) ......................................................... 155,420 7,415,088
Gates Industrial Corp. PLC (a) .............................................. 662,060 11,619,153
Granite Construction, Inc. ................................................. 121,560 9,637,277
Hayward Holdings, Inc. (a) ................................................ 368,850 5,658,159
JELD-WEN Holding, Inc. (a) ............................................... 533,840 8,440,010
Mueller Water Products, Inc. , Class A ........................................ 299,060 6,489,602
Tecnoglass, Inc. ........................................................ 76,840 5,275,834
The Timken Co. ........................................................ 68,000 5,731,720

Victory Portfolios
Victory RS Partners Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Titan Machinery, Inc. (a) .................................................. 205,420 $ 2,861,501
68,678,815
Information Technology (6.8%):
ACI Worldwide, Inc. (a) .................................................. 156,280 7,954,652
Belden, Inc. ........................................................... 59,910 7,017,258
CommVault Systems, Inc. (a) ............................................... 51,760 7,963,276
Crane NXT Co. ........................................................ 98,950 5,551,095
Verint Systems, Inc. (a) ................................................... 319,950 8,104,334
36,590,615
Insurance (8.9%):
Fidelis Insurance Holdings Ltd. ............................................. 589,880 10,653,233
Globe Life, Inc. ........................................................ 136,420 14,448,242
Kemper Corp. ......................................................... 82,110 5,029,238
Primerica, Inc. ......................................................... 23,373 6,197,351
Stewart Information Services Corp. .......................................... 98,060 7,329,004
White Mountains Insurance Group Ltd. ....................................... 2,810 4,766,322
48,423,390
Materials (5.4%):
Axalta Coating Systems Ltd. (a) ............................................. 160,330 5,802,343
Constellium SE (a) ...................................................... 570,040 9,268,850
Graphic Packaging Holding Co. ............................................ 260,160 7,698,134
Ryerson Holding Corp. ................................................... 327,660 6,523,711
29,293,038
Real Estate (9.7%):
COPT Defense Properties ................................................. 396,950 12,039,493
Equity Commonwealth (a) ................................................. 81,580 1,623,442
Essential Properties Realty Trust, Inc. ........................................ 361,760 12,354,104
Four Corners Property Trust, Inc. ............................................ 404,470 11,855,016
Howard Hughes Holdings, Inc. (a) ........................................... 185,970 14,399,657
52,271,712
Utilities (1.4%):
Black Hills Corp. ....................................................... 127,235 7,776,603
Total Common Stocks (Cost $398,555,403) 525,573,078
Preferred Stocks (0.1%)
Information Technology (0.1%):
WellDoc, Inc. (a) (b) ..................................................... 1,587,483 587,369
Total Preferred Stocks (Cost $1,942,920) 587,369
Total Investments (Cost $400,498,323) — 97.2% 526,160,447
Other assets in excess of liabilities — 2.8% 14,903,978
NET ASSETS - 100.00% $ 541,064,425
At September 30, 2024, the Fund's investments in foreign securities were 11.2% of net assets.
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of September 30, 2024.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory RS Value Fund

(Unaudited)
Security Description Shares Value
Common Stocks (97.9%)
Communication Services (2.7%):
TKO Group Holdings, Inc. (a) .............................................. 64,290 $ 7,953,316
Consumer Discretionary (6.9%):
Brunswick Corp. ....................................................... 40,960 3,433,267
LKQ Corp. ........................................................... 138,890 5,544,489
Mattel, Inc. (a) ......................................................... 211,320 4,025,646
PVH Corp. ........................................................... 42,380 4,273,175
Toll Brothers, Inc. ...................................................... 18,340 2,833,347
20,109,924
Consumer Staples (7.1%):
Keurig Dr. Pepper, Inc. ................................................... 204,125 7,650,605
Nomad Foods Ltd. ...................................................... 300,840 5,734,010
U.S. Foods Holding Corp. (a) ............................................... 120,990 7,440,885
20,825,500
Energy (5.6%):
Baker Hughes Co. ...................................................... 101,320 3,662,718
Chesapeake Energy Corp. (b) ............................................... 35,830 2,947,018
Marathon Oil Corp. ..................................................... 224,640 5,982,163
The Williams Cos., Inc. .................................................. 85,780 3,915,857
16,507,756
Financials (20.2%):
Cboe Global Markets, Inc. ................................................ 21,440 4,392,413
Euronet Worldwide, Inc. (a) ................................................ 14,480 1,436,850
Fairfax Financial Holdings Ltd. ............................................. 5,760 7,273,667
First American Financial Corp. ............................................. 107,970 7,127,100
Fiserv, Inc. (a) .......................................................... 27,120 4,872,108
Globe Life, Inc. ........................................................ 93,210 9,871,871
KeyCorp ............................................................. 217,340 3,640,445
Prosperity Bancshares, Inc. ................................................ 85,710 6,177,120
The Progressive Corp. ................................................... 13,590 3,448,598
UMB Financial Corp. .................................................... 29,890 3,141,738
White Mountains Insurance Group Ltd. ....................................... 1,210 2,052,402
Wintrust Financial Corp. .................................................. 53,910 5,850,852
59,285,164
Health Care (7.3%):
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 11,700 3,914,586
Encompass Health Corp. .................................................. 62,500 6,040,000
Humana, Inc. .......................................................... 8,480 2,685,955
Teleflex, Inc. .......................................................... 16,270 4,023,897
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 264,010 4,757,460
21,421,898
Industrials (18.5%):
AGCO Corp. .......................................................... 43,540 4,260,824
AMETEK, Inc. ........................................................ 17,040 2,925,938
API Group Corp. (a) ..................................................... 91,680 3,027,274
Curtiss-Wright Corp. .................................................... 12,960 4,259,822
Fluor Corp. (a) ......................................................... 100,240 4,782,451
L3Harris Technologies, Inc. ............................................... 22,760 5,413,921
Leidos Holdings, Inc. .................................................... 29,630 4,829,690
Regal Rexnord Corp. .................................................... 11,580 1,920,890
Sensata Technologies Holding PLC .......................................... 141,920 5,089,251
SS&C Technologies Holdings, Inc. .......................................... 90,890 6,744,947
TFI International, Inc. .................................................... 28,650 3,921,899
The Timken Co. ........................................................ 45,850 3,864,697
WESCO International, Inc. ................................................ 18,620 3,127,788
54,169,392

Victory Portfolios
Victory RS Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Information Technology (8.6%):
Lam Research Corp. ..................................................... 3,450 $ 2,815,476
Littelfuse, Inc. ......................................................... 22,210 5,891,202
Trimble, Inc. (a) ........................................................ 105,250 6,534,972
Verint Systems, Inc. (a) ................................................... 114,490 2,900,032
Zebra Technologies Corp. (a) ............................................... 18,980 7,028,674
25,170,356
Materials (4.8%):
Graphic Packaging Holding Co. ............................................ 196,780 5,822,720
Olin Corp. ............................................................ 86,150 4,133,477
Sealed Air Corp. ....................................................... 117,900 4,279,770
14,235,967
Real Estate (9.1%):
Alexandria Real Estate Equities, Inc. ......................................... 49,150 5,836,563
CubeSmart ........................................................... 131,050 7,054,422
Equity LifeStyle Properties, Inc. ............................................ 54,810 3,910,145
Invitation Homes, Inc. ................................................... 83,790 2,954,435
NNN REIT, Inc. ........................................................ 141,210 6,847,273
26,602,838
Utilities (7.1%):
CenterPoint Energy, Inc. .................................................. 104,200 3,065,564
FirstEnergy Corp. ....................................................... 128,490 5,698,531
The AES Corp. ........................................................ 307,000 6,158,420
Vistra Corp. ........................................................... 48,850 5,790,679
20,713,194
Total Common Stocks (Cost $219,789,896) 286,995,305
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (c) ........ 748,714 748,714
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (c) ............ 748,714 748,714
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (c) ............... 748,714 748,714
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (c) . 748,714 748,714
Total Collateral for Securities Loaned (Cost $2,994,856) 2,994,856
Total Investments (Cost $222,784,752) — 98.9% 289,990,161
Other assets in excess of liabilities — 1.1% 3,145,433
NET ASSETS - 100.00% $ 293,135,594
At September 30, 2024, the Fund's investments in foreign securities were 7.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory RS Large Cap Alpha Fund

(Unaudited)
Security Description Shares Value
Common Stocks (97.9%)
Communication Services (6.1%):
Alphabet, Inc., Class A ................................................... 66,060 $ 10,956,051
Take-Two Interactive Software, Inc.(a) ........................................ 50,720 7,796,171
TKO Group Holdings, Inc.(a) .............................................. 121,560 15,038,188
33,790,410
Consumer Discretionary (3.2%):
LKQ Corp. ........................................................... 280,160 11,183,987
Mattel, Inc.(a) ......................................................... 335,050 6,382,703
17,566,690
Consumer Staples (8.1%):
Keurig Dr. Pepper, Inc. ................................................... 491,900 18,436,412
Mondelez International, Inc., Class A ......................................... 149,880 11,041,659
U.S. Foods Holding Corp.(a) ............................................... 241,230 14,835,645
44,313,716
Energy (7.4%):
Chevron Corp. ......................................................... 48,200 7,098,414
Enterprise Products Partners LP ............................................. 350,040 10,189,664
Exxon Mobil Corp. ..................................................... 104,420 12,240,112
Marathon Oil Corp. ..................................................... 414,090 11,027,217
40,555,407
Financials (21.2%):
Cboe Global Markets, Inc. ................................................ 40,130 8,221,433
Citigroup, Inc. ......................................................... 287,670 18,008,142
Everest Group Ltd. ...................................................... 16,820 6,590,581
Fairfax Financial Holdings Ltd. ............................................. 13,210 16,681,447
JPMorgan Chase & Co. .................................................. 59,410 12,527,193
KeyCorp ............................................................. 648,470 10,861,872
The Goldman Sachs Group, Inc. ............................................ 38,690 19,155,806
The PNC Financial Services Group, Inc. ...................................... 59,930 11,078,060
The Progressive Corp. ................................................... 53,910 13,680,202
116,804,736
Health Care (17.1%):
AbbVie, Inc. .......................................................... 65,610 12,956,663
GE HealthCare Technologies, Inc. ........................................... 58,340 5,475,209
Humana, Inc. .......................................................... 10,430 3,303,598
Johnson & Johnson ..................................................... 47,780 7,743,227
McKesson Corp. ....................................................... 14,040 6,941,657
Medtronic PLC ........................................................ 118,970 10,710,869
Merck & Co., Inc. ...................................................... 133,440 15,153,446
Teva Pharmaceutical Industries Ltd., ADR(a) ................................... 397,890 7,169,978
The Cigna Group ....................................................... 40,020 13,864,529
UnitedHealth Group, Inc. ................................................. 18,645 10,901,358
94,220,534
Industrials (15.0%):
FedEx Corp. .......................................................... 31,270 8,557,974
General Dynamics Corp. .................................................. 33,820 10,220,404
Johnson Controls International PLC .......................................... 90,180 6,998,870
Leidos Holdings, Inc. .................................................... 63,320 10,321,160
PACCAR, Inc. ......................................................... 62,175 6,135,429
Parker-Hannifin Corp. ................................................... 10,350 6,539,337
RTX Corp. ............................................................ 90,852 11,007,628
Sensata Technologies Holding PLC .......................................... 273,590 9,810,937
SS&C Technologies Holdings, Inc. .......................................... 176,650 13,109,197
82,700,936
Information Technology (9.6%):
Amphenol Corp., Class A ................................................. 111,710 7,279,024
Analog Devices, Inc. .................................................... 47,620 10,960,695

Victory Portfolios
Victory RS Large Cap Alpha Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Applied Materials, Inc. ................................................... 38,650 $ 7,809,233
Corpay, Inc.(a) ......................................................... 30,650 9,586,094
Salesforce, Inc. ........................................................ 24,780 6,782,534
Zebra Technologies Corp.(a) ............................................... 27,870 10,320,818
52,738,398
Materials (3.0%):
PPG Industries, Inc. ..................................................... 67,790 8,979,463
Sealed Air Corp. ....................................................... 213,472 7,749,034
16,728,497
Real Estate (3.0%):
Alexandria Real Estate Equities, Inc. ......................................... 68,230 8,102,313
Equity LifeStyle Properties, Inc. ............................................ 114,510 8,169,143
16,271,456
Utilities (4.2%):
Exelon Corp. .......................................................... 276,350 11,205,992
Vistra Corp. ........................................................... 100,440 11,906,158
23,112,150
Total Common Stocks (Cost $383,193,430) 538,802,930
Total Investments (Cost $383,193,430) — 97.9% 538,802,930
Other assets in excess of liabilities — 2.1% 11,319,944
NET ASSETS - 100.00% $ 550,122,874
At September 30, 2024, the Fund's investments in foreign securities were 7.5% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory RS Investors Fund

(Unaudited)
Security Description Shares Value
Common Stocks (95.6%)
Banks (11.2%):
Citigroup, Inc. ......................................................... 30,980 $ 1,939,348
Prosperity Bancshares, Inc. ................................................ 39,710 2,861,900
UMB Financial Corp. .................................................... 18,130 1,905,644
6,706,892
Capital Markets (3.1%):
The Goldman Sachs Group, Inc. ............................................ 3,710 1,836,858
Communication Services (2.4%):
Alphabet, Inc., Class A ................................................... 8,660 1,436,261
Consumer Discretionary (2.9%):
LKQ Corp. ........................................................... 43,940 1,754,085
Consumer Staples (11.7%):
Keurig Dr. Pepper, Inc. ................................................... 79,840 2,992,403
Nomad Foods Ltd. ...................................................... 94,920 1,809,175
U.S. Foods Holding Corp.(a) ............................................... 34,870 2,144,505
6,946,083
Energy (7.9%):
Exxon Mobil Corp. ..................................................... 13,740 1,610,603
Northern Oil & Gas, Inc. .................................................. 45,880 1,624,611
Plains GP Holdings LP, Class A ............................................. 78,930 1,460,205
4,695,419
Health Care (7.5%):
Encompass Health Corp. .................................................. 20,510 1,982,086
Fortrea Holdings, Inc.(a) .................................................. 60,700 1,214,000
Merck & Co., Inc. ...................................................... 11,160 1,267,330
4,463,416
Industrials (14.5%):
Fluor Corp.(a) ......................................................... 31,830 1,518,609
Gates Industrial Corp. PLC(a) .............................................. 96,420 1,692,171
Granite Construction, Inc. ................................................. 14,170 1,123,398
Sensata Technologies Holding PLC .......................................... 56,200 2,015,332
SS&C Technologies Holdings, Inc. .......................................... 30,600 2,270,826
8,620,336
Information Technology (6.5%):
Trimble, Inc.(a) ........................................................ 37,740 2,343,277
Verint Systems, Inc.(a) ................................................... 60,010 1,520,053
3,863,330
Insurance (13.4%):
Fairfax Financial Holdings Ltd. ............................................. 1,230 1,553,231
First American Financial Corp. ............................................. 35,980 2,375,040
Globe Life, Inc. ........................................................ 27,190 2,879,693
The Progressive Corp. ................................................... 4,660 1,182,521
7,990,485
Materials (3.7%):
Graphic Packaging Holding Co. ............................................ 75,400 2,231,086
Real Estate (8.1%):
CubeSmart ........................................................... 37,190 2,001,938
Howard Hughes Holdings, Inc.(a) ........................................... 36,540 2,829,292
4,831,230

Victory Portfolios
Victory RS Investors Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Utilities (2.7%):
Vistra Corp. ........................................................... 13,670 $ 1,620,442
Total Common Stocks (Cost $46,324,487) 56,995,923
Total Investments (Cost $46,324,487) — 95.6% 56,995,923
Other assets in excess of liabilities — 4.4% 2,610,500
NET ASSETS - 100.00% $ 59,606,423
At September 30, 2024, the Fund's investments in foreign securities were 5.6% of net assets.
(a) Non-income producing security.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Global Energy Transition Fund

(Unaudited)
Security Description Shares Value
Common Stocks (93.4%)
Chemicals (6.5%):
Linde PLC ............................................................ 35,794 $ 17,068,727
Nutrien Ltd. ........................................................... 127,795 6,141,828
23,210,555
Industrials (3.1%):
Energy Vault Holdings, Inc. (a) (b) ........................................... 4,812,387 4,619,891
NuScale Power Corp. (a) .................................................. 563,808 6,528,897
11,148,788
Metals & Mining (43.0%):
Barrick Gold Corp. ...................................................... 171,333 3,407,813
Compass Minerals International, Inc. (c) ....................................... 2,957,508 35,549,246
First Quantum Minerals Ltd. (a) ............................................. 1,643,656 22,412,938
Iluka Resources Ltd. (a) ................................................... 3,612,953 17,405,985
Ivanhoe Electric, Inc. (a) .................................................. 3,547,364 30,010,700
Metals Acquisition Ltd. , Class A (a) (b) ........................................ 1,799,777 24,926,911
Newmont Corp. ........................................................ 64,756 3,461,208
Norsk Hydro ASA ...................................................... 2,249,357 14,535,895
Sunrise Energy Metals Ltd. (a) (b) (c) .......................................... 5,786,876 1,659,953
153,370,649
Oil, Gas & Consumable Fuels (40.8%):
Antero Resources Corp. (a) ................................................ 683,243 19,574,912
ARC Resources Ltd. ..................................................... 655,400 11,079,231
Cameco Corp. ......................................................... 197,602 9,441,001
Enterprise Products Partners LP ............................................. 398,391 11,597,162
Keyera Corp. .......................................................... 364,570 11,368,718
Peyto Exploration & Development Corp. ...................................... 1,463,664 16,668,214
Range Resources Corp. ................................................... 650,107 19,997,291
The Williams Cos., Inc. .................................................. 255,952 11,684,209
Tourmaline Oil Corp. .................................................... 236,682 10,993,120
Whitecap Resources, Inc. ................................................. 3,095,842 23,122,091
145,525,949
Total Common Stocks (Cost $274,961,454) 333,255,941
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (d) ........ 785,913 785,913
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (d) ............ 785,913 785,913
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (d) ............... 785,913 785,913
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (d) . 785,913 785,913
Total Collateral for Securities Loaned (Cost $3,143,652) 3,143,652
Total Investments (Cost $278,105,106) — 94.3% 336,399,593
Other assets in excess of liabilities — 5.7% 20,308,393
NET ASSETS - 100.00% $ 356,707,986
At September 30, 2024, the Fund's investments in foreign securities were 48.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security.
(d) Rate disclosed is the daily yield on September 30, 2024.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Victory Portfolios
Victory Global Energy Transition Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Affiliated Holdings
Fair Value
12/31/2023
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Capital
Gain
Distribution
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
9/30/2024
Dividend
Income
Compass Minerals
International, Inc. ... $ — $ 36,988,973 $ — $ — $ — $ (1,439,727) $ 35,549,246 $ 56,019
Sunrise Energy Metals
Ltd. ............. 1,793,885 — — — — (133,932) 1,659,953 —
$ 1,793,885 $ 36,988,973 $ — $ — $ — $ (1,573,659)
$ 37,209,199
$ 56,019

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory RS Small Cap Growth Fund

(Unaudited)
Security Description Shares Value
Common Stocks (98.4%)
Biotechnology (17.6%):
Amicus Therapeutics, Inc. (a) ............................................... 201,700 $ 2,154,156
AnaptysBio, Inc. (a) ..................................................... 60,050 2,011,675
Apellis Pharmaceuticals, Inc. (a) ............................................ 61,030 1,760,105
Apogee Therapeutics, Inc. (a) ............................................... 93,370 5,484,554
Arcellx, Inc. (a) ........................................................ 51,550 4,304,941
Biohaven Ltd. (a) ....................................................... 95,800 4,787,126
Blueprint Medicines Corp. (a) .............................................. 35,660 3,298,550
Bridgebio Pharma, Inc. (a) ................................................. 92,840 2,363,707
Cabaletta Bio, Inc. (a) .................................................... 174,360 822,979
Crinetics Pharmaceuticals, Inc. (a) ........................................... 84,490 4,317,439
Disc Medicine, Inc. (a) ................................................... 59,080 2,903,191
Halozyme Therapeutics, Inc. (a) ............................................. 49,390 2,827,084
Ideaya Biosciences, Inc. (a) ................................................ 82,740 2,621,203
Immunome, Inc. (a) (b) ................................................... 206,770 3,022,977
Immunovant, Inc. (a) ..................................................... 88,040 2,510,020
Insmed, Inc. (a) ......................................................... 90,740 6,624,020
Krystal Biotech, Inc. (a) ................................................... 20,200 3,677,006
MoonLake Immunotherapeutics (a) .......................................... 57,600 2,904,192
Nuvalent, Inc. , Class A (a) ................................................. 39,400 4,030,620
Olema Pharmaceuticals, Inc. (a) ............................................. 228,600 2,729,484
Protagonist Therapeutics, Inc. (a) ............................................ 32,850 1,478,250
REVOLUTION Medicines, Inc. (a) .......................................... 108,620 4,925,917
SpringWorks Therapeutics, Inc. (a) ........................................... 106,710 3,418,988
Twist Bioscience Corp. (a) ................................................. 89,590 4,047,676
Vaxcyte, Inc. (a) ........................................................ 58,840 6,723,647
Vericel Corp. (a) ........................................................ 96,020 4,056,845
89,806,352
Communication Services (1.5%):
Reddit, Inc. , Class A (a) (b) ................................................. 112,870 7,440,390
Consumer Discretionary (10.5%):
American Eagle Outfitters, Inc. ............................................. 426,400 9,547,096
Atmus Filtration Technologies, Inc. .......................................... 108,230 4,061,872
Champion Homes, Inc. (a) ................................................. 72,680 6,893,698
Modine Manufacturing Co. (a) .............................................. 45,350 6,022,026
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 70,060 6,809,832
RH (a) ............................................................... 10,520 3,518,204
Sweetgreen, Inc. , Class A (a) ............................................... 84,880 3,008,996
Under Armour, Inc. , Class C (a) ............................................. 1,211,660 10,129,477
Wayfair, Inc. , Class A (a) .................................................. 59,010 3,315,182
53,306,383
Consumer Staples (3.5%):
Freshpet, Inc. (a) ........................................................ 18,460 2,524,774
The Vita Coco Co., Inc. (a) ................................................ 266,300 7,538,953
Utz Brands, Inc. ........................................................ 438,600 7,763,220
17,826,947
Energy (2.4%):
Matador Resources Co. ................................................... 87,290 4,313,872
Tidewater, Inc. (a) ....................................................... 55,240 3,965,679
Weatherford International PLC ............................................. 49,880 4,235,810
12,515,361
Financials (9.9%):
Euronet Worldwide, Inc. (a) ................................................ 63,950 6,345,759
FirstCash Holdings, Inc. .................................................. 59,220 6,798,456
Flywire Corp. (a) ....................................................... 123,500 2,024,165
Palomar Holdings, Inc. (a) ................................................. 49,780 4,712,673
Payoneer Global, Inc. (a) .................................................. 859,470 6,471,809
Shift4 Payments, Inc. , Class A (a) ............................................ 40,890 3,622,854
Walker & Dunlop, Inc. ................................................... 60,270 6,846,069

Victory Portfolios
Victory RS Small Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Wintrust Financial Corp. .................................................. 62,440 $ 6,776,613
WisdomTree, Inc. (b) ..................................................... 659,900 6,592,401
50,190,799
Health Care Equipment & Supplies (4.7%):
Glaukos Corp. (a) ....................................................... 20,380 2,655,106
Inspire Medical Systems, Inc. (a) ............................................ 18,760 3,959,298
Lantheus Holdings, Inc. (a) ................................................ 14,160 1,554,060
PROCEPT BioRobotics Corp. (a) ............................................ 55,070 4,412,208
RxSight, Inc. (a) ........................................................ 73,850 3,650,406
SI-BONE, Inc. (a) ....................................................... 149,110 2,084,558
Tandem Diabetes Care, Inc. (a) .............................................. 132,380 5,614,236
23,929,872
Health Care Providers & Services (4.2%):
Acadia Healthcare Co., Inc. (a) .............................................. 65,230 4,136,234
HealthEquity, Inc. (a) .................................................... 62,710 5,132,814
RadNet, Inc. (a) ........................................................ 102,900 7,140,231
Surgery Partners, Inc. (a) .................................................. 152,420 4,914,021
21,323,300
Industrials (22.3%):
AAON, Inc. ........................................................... 56,950 6,141,488
AeroVironment, Inc. (a) ................................................... 37,780 7,574,890
Applied Industrial Technologies, Inc. ......................................... 34,020 7,590,883
Chart Industries, Inc. (a) .................................................. 41,149 5,108,237
FTAI Aviation Ltd. ...................................................... 83,730 11,127,717
Kirby Corp. (a) ......................................................... 41,310 5,057,583
Maximus, Inc. ......................................................... 23,750 2,212,550
Montrose Environmental Group, Inc. (a) ....................................... 71,040 1,868,352
Moog, Inc. , Class A ..................................................... 22,900 4,626,258
MSA Safety, Inc. ....................................................... 24,760 4,390,938
NEXTracker, Inc. , Class A (a) .............................................. 170,700 6,397,836
Paylocity Holding Corp. (a) ................................................ 28,380 4,681,849
Powell Industries, Inc. ................................................... 13,490 2,994,645
Primoris Services Corp. .................................................. 79,570 4,621,426
RXO, Inc. (a) .......................................................... 223,130 6,247,640
Simpson Manufacturing Co., Inc. ........................................... 34,100 6,522,307
SPX Technologies, Inc. (a) ................................................. 49,950 7,965,027
Tecnoglass, Inc. ........................................................ 64,490 4,427,883
The AZEK Co., Inc. (a) ................................................... 134,420 6,290,856
Watts Water Technologies, Inc. , Class A ....................................... 12,350 2,558,797
Zurn Elkay Water Solutions Corp. ........................................... 140,760 5,058,914
113,466,076
Information Technology (19.1%):
Altair Engineering, Inc. , Class A (a) .......................................... 95,890 9,158,454
Appfolio, Inc. , Class A (a) ................................................. 18,680 4,397,272
Badger Meter, Inc. ...................................................... 12,040 2,629,656
Box, Inc. , Class A (a) .................................................... 140,800 4,608,384
Braze, Inc. , Class A (a) ................................................... 126,190 4,080,985
Confluent, Inc. , Class A (a) ................................................ 49,380 1,006,364
Credo Technology Group Holding Ltd. (a) ..................................... 166,450 5,126,660
CyberArk Software Ltd. (a) ................................................ 11,400 3,324,354
Fabrinet (a) ............................................................ 31,500 7,447,860
Gitlab, Inc. , Class A (a) ................................................... 98,270 5,064,836
Globant SA (a) ......................................................... 19,560 3,875,618
Itron, Inc. (a) .......................................................... 76,460 8,166,693
MACOM Technology Solutions Holdings, Inc. (a) ................................ 48,903 5,440,948
Onto Innovation, Inc. (a) .................................................. 24,200 5,022,952
Q2 Holdings, Inc. (a) ..................................................... 67,600 5,392,452
Semtech Corp. (a) ....................................................... 174,980 7,989,587
Smartsheet, Inc. , Class A (a) ............................................... 59,560 3,297,242
Sprout Social, Inc. , Class A (a) .............................................. 80,990 2,354,379

Victory Portfolios
Victory RS Small Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Varonis Systems, Inc. (a) .................................................. 158,760 $ 8,969,940
97,354,636
Materials (2.0%):
Balchem Corp. ......................................................... 17,550 3,088,800
Summit Materials, Inc. , Class A (a) .......................................... 178,210 6,955,536
10,044,336
Real Estate (0.7%):
National Storage Affiliates Trust ............................................ 70,980 3,421,236
Total Common Stocks (Cost $401,352,707) 500,625,688
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (c) ........ 1,233,255 1,233,255
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (c) ............ 1,233,255 1,233,255
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (c) ............... 1,233,255 1,233,255
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (c) . 1,233,255 1,233,255
Total Collateral for Securities Loaned (Cost $4,933,020) 4,933,020
Total Investments (Cost $406,285,727) — 99.4% 505,558,708
Other assets in excess of liabilities — .6% 3,032,942
NET ASSETS - 100.00% $ 508,591,650
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2024.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory RS Select Growth Fund

(Unaudited)
Security Description Shares Value
Common Stocks (98.5%)
Communication Services (1.7%):
Reddit, Inc. , Class A (a) ................................................... 24,110 $ 1,589,331
Consumer Discretionary (12.9%):
American Eagle Outfitters, Inc. ............................................. 115,620 2,588,732
Champion Homes, Inc. (a) ................................................. 17,230 1,634,266
Churchill Downs, Inc. .................................................... 17,420 2,355,358
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 18,470 1,795,284
RH (a) ............................................................... 2,470 826,042
Skechers USA, Inc. , Class A (a) ............................................. 29,550 1,977,486
Wingstop, Inc. ......................................................... 1,940 807,195
11,984,363
Consumer Staples (1.0%):
Freshpet, Inc. (a) ........................................................ 6,680 913,624
Energy (2.1%):
Matador Resources Co. ................................................... 18,250 901,915
Weatherford International PLC ............................................. 12,520 1,063,198
1,965,113
Financials (10.9%):
Euronet Worldwide, Inc. (a) ................................................ 17,290 1,715,687
FirstCash Holdings, Inc. .................................................. 19,360 2,222,528
Payoneer Global, Inc. (a) .................................................. 219,190 1,650,501
Shift4 Payments, Inc. , Class A (a) ............................................ 11,760 1,041,936
Walker & Dunlop, Inc. ................................................... 17,010 1,932,166
Wintrust Financial Corp. .................................................. 14,510 1,574,770
10,137,588
Health Care (21.5%):
Acadia Healthcare Co., Inc. (a) .............................................. 15,880 1,006,951
Amicus Therapeutics, Inc. (a) ............................................... 88,720 947,530
Apellis Pharmaceuticals, Inc. (a) ............................................ 33,750 973,350
Blueprint Medicines Corp. (a) .............................................. 12,300 1,137,750
HealthEquity, Inc. (a) .................................................... 13,740 1,124,619
Insmed, Inc. (a) ......................................................... 23,900 1,744,700
Inspire Medical Systems, Inc. (a) ............................................ 5,260 1,110,123
Krystal Biotech, Inc. (a) ................................................... 5,380 979,321
Medpace Holdings, Inc. (a) ................................................ 2,560 854,528
Natera, Inc. (a) ......................................................... 21,080 2,676,106
Neurocrine Biosciences, Inc. (a) ............................................. 17,790 2,049,764
Sarepta Therapeutics, Inc. (a) ............................................... 9,560 1,193,948
SpringWorks Therapeutics, Inc. (a) ........................................... 50,210 1,608,728
Tandem Diabetes Care, Inc. (a) .............................................. 33,790 1,433,034
Vericel Corp. (a) ........................................................ 28,250 1,193,563
20,034,015
Industrials (24.4%):
AAON, Inc. ........................................................... 15,630 1,685,539
Advanced Drainage Systems, Inc. ........................................... 8,720 1,370,435
AeroVironment, Inc. (a) ................................................... 10,190 2,043,095
Applied Industrial Technologies, Inc. ......................................... 9,290 2,072,878
Axon Enterprise, Inc. (a) .................................................. 2,400 959,040
Builders FirstSource, Inc. (a) ............................................... 9,310 1,804,837
BWX Technologies, Inc. .................................................. 14,730 1,601,151
Chart Industries, Inc. (a) .................................................. 13,160 1,633,682
Clean Harbors, Inc. (a) ................................................... 10,240 2,475,111
FTAI Aviation Ltd. ...................................................... 15,340 2,038,686
NEXTracker, Inc. , Class A (a) .............................................. 23,390 876,657
Saia, Inc. (a) ........................................................... 3,340 1,460,448
Tecnoglass, Inc. ........................................................ 17,500 1,201,550

Victory Portfolios
Victory RS Select Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
The AZEK Co., Inc. (a) ................................................... 31,010 $ 1,451,268
22,674,377
Information Technology (24.0%):
Altair Engineering, Inc. , Class A (a) .......................................... 21,660 2,068,747
Appfolio, Inc. , Class A (a) ................................................. 5,810 1,367,674
AppLovin Corp. , Class A (a) ............................................... 21,150 2,761,132
Check Point Software Technologies Ltd. (a) .................................... 13,820 2,664,634
Coherent Corp. (a) ...................................................... 9,840 874,874
CyberArk Software Ltd. (a) ................................................ 4,690 1,367,651
Dynatrace, Inc. (a) ...................................................... 40,410 2,160,723
Fabrinet (a) ............................................................ 4,360 1,030,878
Globant SA (a) ......................................................... 6,570 1,301,780
MACOM Technology Solutions Holdings, Inc. (a) ................................ 14,210 1,581,005
Onto Innovation, Inc. (a) .................................................. 5,940 1,232,906
Procore Technologies, Inc. (a) .............................................. 14,340 885,065
Q2 Holdings, Inc. (a) ..................................................... 15,430 1,230,851
Semtech Corp. (a) ....................................................... 38,230 1,745,582
22,273,502
Total Common Stocks (Cost $72,989,393) 91,571,913
Total Investments (Cost $72,989,393) — 98.5% 91,571,913
Other assets in excess of liabilities — 1.5% 1,355,377
NET ASSETS - 100.00% $ 92,927,290
At September 30, 2024, the Fund's investments in foreign securities were 6.8% of net assets.
(a) Non-income producing security.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory RS Mid Cap Growth Fund

(Unaudited)
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (8.1%):
Pinterest, Inc. , Class A (a) ................................................. 33,340 $ 1,079,216
Reddit, Inc. , Class A (a) ................................................... 16,140 1,063,949
ROBLOX Corp. , Class A (a) ............................................... 27,340 1,210,068
Take-Two Interactive Software, Inc. (a) ........................................ 5,180 796,218
The Trade Desk, Inc. , Class A (a) ............................................ 15,980 1,752,207
5,901,658
Consumer Discretionary (13.2%):
American Eagle Outfitters, Inc. ............................................. 61,040 1,366,685
Burlington Stores, Inc. (a) ................................................. 4,200 1,106,616
Champion Homes, Inc. (a) ................................................. 9,660 916,251
Churchill Downs, Inc. .................................................... 12,020 1,625,224
Domino's Pizza, Inc. ..................................................... 1,380 593,593
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 10,040 975,888
RH (a) ............................................................... 1,500 501,645
Skechers USA, Inc. , Class A (a) ............................................. 13,840 926,173
Under Armour, Inc. , Class C (a) ............................................. 143,600 1,200,496
Wingstop, Inc. ......................................................... 970 403,598
9,616,169
Consumer Staples (3.9%):
Campbell Soup Co. ..................................................... 11,250 550,350
Freshpet, Inc. (a) ........................................................ 2,490 340,558
Maplebear, Inc. (a) ...................................................... 20,480 834,355
Utz Brands, Inc. ........................................................ 64,910 1,148,907
2,874,170
Energy (2.8%):
Diamondback Energy, Inc. ................................................ 2,810 484,444
Matador Resources Co. ................................................... 6,640 328,149
Permian Resources Corp. ................................................. 44,460 605,101
Weatherford International PLC ............................................. 7,030 596,987
2,014,681
Financials (14.8%):
Ameriprise Financial, Inc. ................................................. 3,160 1,484,600
Apollo Global Management, Inc. ............................................ 4,240 529,618
Block, Inc. (a) .......................................................... 10,600 711,578
Coinbase Global, Inc. , Class A (a) ........................................... 4,700 837,399
Euronet Worldwide, Inc. (a) ................................................ 13,470 1,336,628
FirstCash Holdings, Inc. .................................................. 15,140 1,738,072
Kinsale Capital Group, Inc. ................................................ 1,340 623,864
LPL Financial Holdings, Inc. ............................................... 1,950 453,628
MSCI, Inc. ........................................................... 1,530 891,883
Shift4 Payments, Inc. , Class A (a) ............................................ 5,830 516,538
Tradeweb Markets, Inc. , Class A ............................................ 7,230 894,134
WisdomTree, Inc. ....................................................... 72,700 726,273
10,744,215
Health Care (15.7%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 3,780 1,039,613
Apellis Pharmaceuticals, Inc. (a) ............................................ 9,450 272,538
Argenx SE , ADR (a) ..................................................... 610 330,669
Cencora, Inc. .......................................................... 4,890 1,100,641
Dexcom, Inc. (a) ........................................................ 8,800 589,952
HealthEquity, Inc. (a) .................................................... 6,990 572,131
IDEXX Laboratories, Inc. (a) ............................................... 1,530 772,987
Inspire Medical Systems, Inc. (a) ............................................ 3,250 685,913
Insulet Corp. (a) ........................................................ 5,170 1,203,317
IQVIA Holdings, Inc. (a) .................................................. 3,810 902,856
Natera, Inc. (a) ......................................................... 12,010 1,524,670
Neurocrine Biosciences, Inc. (a) ............................................. 4,850 558,817
Sarepta Therapeutics, Inc. (a) ............................................... 3,410 425,875

Victory Portfolios
Victory RS Mid Cap Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Veeva Systems, Inc. , Class A (a) ............................................. 7,090 $ 1,487,978
11,467,957
Industrials (18.9%):
AAON, Inc. ........................................................... 8,120 875,661
Advanced Drainage Systems, Inc. ........................................... 3,800 597,208
Axon Enterprise, Inc. (a) .................................................. 2,210 883,116
Builders FirstSource, Inc. (a) ............................................... 7,490 1,452,011
BWX Technologies, Inc. .................................................. 7,180 780,466
Chart Industries, Inc. (a) .................................................. 4,150 515,181
Clean Harbors, Inc. (a) ................................................... 5,780 1,397,084
Copart, Inc. (a) ......................................................... 8,260 432,824
Donaldson Co., Inc. ..................................................... 4,580 337,546
FTAI Aviation Ltd. ...................................................... 11,960 1,589,484
HEICO Corp. , Class A ................................................... 4,010 817,078
Quanta Services, Inc. .................................................... 2,090 623,133
Saia, Inc. (a) ........................................................... 1,960 857,029
Verisk Analytics, Inc. .................................................... 4,030 1,079,879
Vertiv Holdings Co. , Class A ............................................... 9,640 959,084
Xylem, Inc. ........................................................... 4,310 581,979
13,778,763
Information Technology (22.0%):
Amphenol Corp. , Class A ................................................. 10,740 699,818
AppLovin Corp. , Class A (a) ............................................... 21,720 2,835,546
Coherent Corp. (a) ...................................................... 8,080 718,393
Datadog, Inc. , Class A (a) ................................................. 14,930 1,717,846
Dynatrace, Inc. (a) ...................................................... 28,410 1,519,083
Entegris, Inc. .......................................................... 7,020 789,961
Fair Isaac Corp. (a) ...................................................... 680 1,321,594
HubSpot, Inc. (a) ....................................................... 1,700 903,720
MACOM Technology Solutions Holdings, Inc. (a) ................................ 6,050 673,123
MongoDB, Inc. (a) ...................................................... 1,110 300,088
Monolithic Power Systems, Inc. ............................................ 1,460 1,349,770
Palantir Technologies, Inc. , Class A (a) ........................................ 28,920 1,075,824
Samsara, Inc. , Class A (a) ................................................. 8,940 430,193
Synopsys, Inc. (a) ....................................................... 1,770 896,310
Trimble, Inc. (a) ........................................................ 12,370 768,053
15,999,322
Total Common Stocks (Cost $57,111,737) 72,396,935
Total Investments (Cost $57,111,737) — 99.4% 72,396,935
Other assets in excess of liabilities — 0.6% 465,521
NET ASSETS - 100.00% $ 72,862,456
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory RS Growth Fund

(Unaudited)
Security Description Shares Value
Common Stocks (99.6%)
Communication Services (14.2%):
Alphabet, Inc. , Class C ................................................... 103,130 $ 17,242,305
Meta Platforms, Inc. , Class A .............................................. 34,700 19,863,668
Netflix, Inc. (a) ......................................................... 10,300 7,305,481
The Trade Desk, Inc. , Class A (a) ............................................ 29,700 3,256,605
47,668,059
Communications Equipment (1.4%):
Arista Networks, Inc. (a) .................................................. 12,610 4,839,970
Consumer Discretionary (8.7%):
Amazon.com, Inc. (a) .................................................... 80,050 14,915,717
Burlington Stores, Inc. (a) ................................................. 12,160 3,203,917
Domino's Pizza, Inc. ..................................................... 4,830 2,077,576
Tesla, Inc. (a) .......................................................... 34,130 8,929,432
29,126,642
Consumer Staples (5.5%):
Campbell Soup Co. ..................................................... 59,080 2,890,194
Colgate-Palmolive Co. ................................................... 44,900 4,661,069
Costco Wholesale Corp. .................................................. 3,260 2,890,055
Target Corp. .......................................................... 50,960 7,942,625
18,383,943
Energy (0.4%):
Diamondback Energy, Inc. ................................................ 8,230 1,418,852
Financials (5.7%):
The Progressive Corp. ................................................... 18,940 4,806,214
Tradeweb Markets, Inc. , Class A ............................................ 33,140 4,098,424
Visa, Inc. , Class A ...................................................... 36,587 10,059,596
18,964,234
Health Care (8.5%):
Dexcom, Inc. (a) ........................................................ 24,000 1,608,960
Eli Lilly & Co. ......................................................... 17,520 15,521,669
Intuitive Surgical, Inc. (a) ................................................. 9,440 4,637,589
Natera, Inc. (a) ......................................................... 20,280 2,574,546
Vertex Pharmaceuticals, Inc. (a) ............................................. 8,580 3,990,386
28,333,150
Industrials (5.1%):
Builders FirstSource, Inc. (a) ............................................... 17,350 3,363,471
Clean Harbors, Inc. (a) ................................................... 15,380 3,717,500
HEICO Corp. , Class A ................................................... 15,860 3,231,633
Quanta Services, Inc. .................................................... 9,580 2,856,277
Saia, Inc. (a) ........................................................... 8,980 3,926,595
17,095,476
IT Services (1.1%):
Snowflake, Inc. , Class A (a) ................................................ 31,770 3,649,102
Semiconductors & Semiconductor Equipment (16.5%):
Advanced Micro Devices, Inc. (a) ............................................ 15,730 2,580,978
Applied Materials, Inc. ................................................... 10,740 2,170,017
Broadcom, Inc. ........................................................ 41,850 7,219,125
Lam Research Corp. ..................................................... 3,030 2,472,723
Monolithic Power Systems, Inc. ............................................ 4,290 3,966,105
NVIDIA Corp. ......................................................... 303,130 36,812,107
55,221,055
Software (21.8%):
Autodesk, Inc. (a) ....................................................... 14,290 3,936,609
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 7,990 2,240,955

Victory Portfolios
Victory RS Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Fair Isaac Corp. (a) ...................................................... 2,000 $ 3,887,040
Intuit, Inc. ............................................................ 7,400 4,595,400
Microsoft Corp. ........................................................ 89,950 38,705,485
Oracle Corp. .......................................................... 27,740 4,726,896
Palo Alto Networks, Inc. (a) ................................................ 11,120 3,800,816
ServiceNow, Inc. (a) ..................................................... 7,250 6,484,328
Synopsys, Inc. (a) ....................................................... 8,920 4,516,999
72,894,528
Technology Hardware, Storage & Peripherals (10.7%):
Apple, Inc. ........................................................... 153,958 35,872,214
Total Common Stocks (Cost $141,383,136) 333,467,225
Total Investments (Cost $141,383,136) — 99.6% 333,467,225
Other assets in excess of liabilities — 0.4% 1,217,343
NET ASSETS - 100.00% $ 334,684,568
(a) Non-income producing security.

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory RS Science and Technology Fund

(Unaudited)
c
Security Description Shares Value
Common Stocks (99.7%)
Biotechnology (22.4%):
Absci Corp. (a) (b) ....................................................... 96,650 $ 369,203
Amicus Therapeutics, Inc. (a) ............................................... 67,560 721,541
AnaptysBio, Inc. (a) ..................................................... 30,210 1,012,035
Apellis Pharmaceuticals, Inc. (a) ............................................ 26,373 760,597
Apogee Therapeutics, Inc. (a) ............................................... 26,680 1,567,183
Arcellx, Inc. (a) ........................................................ 20,240 1,690,242
Biohaven Ltd. (a) ....................................................... 19,020 950,429
Blueprint Medicines Corp. (a) .............................................. 5,850 541,125
Bridgebio Pharma, Inc. (a) ................................................. 33,640 856,474
Cabaletta Bio, Inc. (a) .................................................... 59,570 281,170
Corbus Pharmaceuticals Holdings, Inc. (a) ..................................... 17,140 353,598
Crinetics Pharmaceuticals, Inc. (a) ........................................... 35,630 1,820,693
Disc Medicine, Inc. (a) ................................................... 19,900 977,886
Dyne Therapeutics, Inc. (a) ................................................ 8,800 316,096
Exact Sciences Corp. (a) .................................................. 18,870 1,285,424
Gossamer Bio, Inc. (a) .................................................... 150,250 148,207
Gritstone bio, Inc. (a) .................................................... 368,960 213,960
Ideaya Biosciences, Inc. (a) ................................................ 31,030 983,030
Immunome, Inc. (a) ...................................................... 43,830 640,795
Immunovant, Inc. (a) ..................................................... 32,720 932,847
Insmed, Inc. (a) ......................................................... 41,130 3,002,490
Iovance Biotherapeutics, Inc. (a) ............................................ 78,160 733,923
Janux Therapeutics, Inc. (a) ................................................ 11,460 520,628
Krystal Biotech, Inc. (a) ................................................... 6,740 1,226,882
Merus NV (a) .......................................................... 6,790 339,229
MoonLake Immunotherapeutics (a) .......................................... 17,480 881,342
Natera, Inc. (a) ......................................................... 11,960 1,518,322
Nurix Therapeutics, Inc. (a) ................................................ 14,920 335,252
Nuvalent, Inc. , Class A (a) ................................................. 12,650 1,294,095
Olema Pharmaceuticals, Inc. (a) ............................................. 80,550 961,767
ORIC Pharmaceuticals, Inc. (a) ............................................. 69,110 708,378
Perspective Therapeutics, Inc. (a) ............................................ 36,971 493,563
Protagonist Therapeutics, Inc. (a) ............................................ 8,200 369,000
Regulus Therapeutics, Inc. (a) (b) ............................................ 276,338 433,851
REVOLUTION Medicines, Inc. (a) .......................................... 40,700 1,845,745
Sarepta Therapeutics, Inc. (a) ............................................... 5,020 626,948
Savara, Inc. (a) ......................................................... 90,910 385,458
SpringWorks Therapeutics, Inc. (a) ........................................... 44,980 1,441,159
Twist Bioscience Corp. (a) ................................................. 11,110 501,950
Tyra Biosciences, Inc. (a) .................................................. 20,890 491,124
Vaxcyte, Inc. (a) ........................................................ 29,480 3,368,680
Vera Therapeutics, Inc. (a) ................................................. 22,840 1,009,528
Vertex Pharmaceuticals, Inc. (a) ............................................. 7,580 3,525,306
Zymeworks, Inc. (a) ..................................................... 37,380 469,119
42,906,274
Communication Services (12.3%):
Meta Platforms, Inc. , Class A .............................................. 24,520 14,036,229
Netflix, Inc. (a) ......................................................... 6,610 4,688,275
Reddit, Inc. , Class A (a) ................................................... 34,770 2,292,038
Take-Two Interactive Software, Inc. (a) ........................................ 16,090 2,473,194
23,489,736
Consumer Discretionary (4.7%):
Amazon.com, Inc. (a) .................................................... 48,820 9,096,631
Electronic Equipment, Instruments & Components (2.0%):
Coherent Corp. (a) ...................................................... 19,720 1,753,305
Trimble, Inc. (a) ........................................................ 33,220 2,062,630
3,815,935

Victory Portfolios
Victory RS Science and Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Financials (2.7%):
Shift4 Payments, Inc. , Class A (a) ............................................ 26,750 $ 2,370,050
Visa, Inc. , Class A ...................................................... 10,390 2,856,730
5,226,780
Health Care Technology (0.5%):
Veeva Systems, Inc. , Class A (a) ............................................. 4,340 910,836
IT Services (2.7%):
MongoDB, Inc. (a) ...................................................... 3,570 965,149
Snowflake, Inc. , Class A (a) ................................................ 18,210 2,091,601
Wix.com Ltd. (a) ........................................................ 12,140 2,029,444
5,086,194
Pharmaceuticals (3.9%):
Arvinas, Inc. (a) ........................................................ 32,140 791,608
Eli Lilly & Co. ......................................................... 7,520 6,662,269
7,453,877
Semiconductors & Semiconductor Equipment (20.8%):
Applied Materials, Inc. ................................................... 14,850 3,000,442
Credo Technology Group Holding Ltd. (a) ..................................... 86,900 2,676,520
Impinj, Inc. (a) ......................................................... 7,880 1,706,178
Lam Research Corp. ..................................................... 1,740 1,419,979
MACOM Technology Solutions Holdings, Inc. (a) ................................ 48,440 5,389,434
Marvell Technology, Inc. ................................................. 25,720 1,854,926
MaxLinear, Inc. (a) ...................................................... 141,170 2,044,142
Monolithic Power Systems, Inc. ............................................ 4,540 4,197,230
NVIDIA Corp. ......................................................... 121,050 14,700,312
Semtech Corp. (a) ....................................................... 60,160 2,746,906
39,736,069
Software (27.7%):
AppLovin Corp. , Class A (a) ............................................... 64,870 8,468,779
Confluent, Inc. , Class A (a) ................................................ 85,100 1,734,338
CyberArk Software Ltd. (a) ................................................ 5,330 1,554,281
Dynatrace, Inc. (a) ...................................................... 33,490 1,790,710
Fair Isaac Corp. (a) ...................................................... 2,940 5,713,949
Freshworks, Inc. , Class A (a) ............................................... 38,360 440,373
Gitlab, Inc. , Class A (a) ................................................... 19,330 996,268
Microsoft Corp. ........................................................ 35,200 15,146,560
Monday.com Ltd. (a) ..................................................... 4,270 1,186,078
Salesforce, Inc. ........................................................ 6,450 1,765,430
Samsara, Inc. , Class A (a) ................................................. 33,240 1,599,509
ServiceNow, Inc. (a) ..................................................... 5,890 5,267,957
Sprout Social, Inc. , Class A (a) .............................................. 37,090 1,078,206
Varonis Systems, Inc. (a) .................................................. 112,740 6,369,810
53,112,248
Total Common Stocks (Cost $90,984,550) 190,834,580
Warrants (0.0%)(c)
Health Care (0.0%):(c)
Athenex, Inc. (a) (d) ...................................................... 1,346,518 — (e)
Nuvation Bio, Inc. (a) .................................................... 38,370 3,756
Regulus Therapeutics, Inc. (a) (f) (g) .......................................... 132,637 — (e)
3,756
Total Warrants (Cost $179,261) 3,756
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (h) ........ 24,953 24,953
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (h) ............ 24,953 24,953

Victory Portfolios
Victory RS Science and Technology Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Name
Acquisition Date
Cost
Regulus Therapeutics, Inc. .....................................
12/1/2020
$ 165,796
Security Description Shares Value
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (h) ............... 24,953 $ 24,953
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (h) . 24,953 24,953
Total Collateral for Securities Loaned (Cost $99,812) 99,812
Total Investments (Cost $91,263,623) — 99.8% 190,938,148
Other assets in excess of liabilities — 0.2% 448,498
NET ASSETS - 100.00% $ 191,386,646
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of September 30, 2024.
(e) Rounds to less than $1.
(f) Restricted security that is not registered under the Securities Act of 1933.
(g) The following table details the earliest acquisition date and cost of the Fund's restricted securities at September 30, 2024.
(h) Rate disclosed is the daily yield on September 30, 2024.

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory RS Small Cap Equity Fund

(Unaudited)
Security Description Shares Value
Common Stocks (98.3%)
Aerospace & Defense (8.0%):
AeroVironment, Inc.(a) ................................................... 7,560 $ 1,515,780
Leonardo DRS, Inc.(a) ................................................... 26,890 758,836
Moog, Inc., Class A ..................................................... 2,340 472,727
2,747,343
Building Products (1.6%):
Tecnoglass, Inc. ........................................................ 7,870 540,354
Consumer Discretionary (12.1%):
American Eagle Outfitters, Inc. ............................................. 60,680 1,358,625
Champion Homes, Inc.(a) ................................................. 13,100 1,242,535
RH(a) ............................................................... 1,510 504,989
Under Armour, Inc., Class C(a) ............................................. 125,280 1,047,341
4,153,490
Consumer Staples (1.0%):
The Vita Coco Co., Inc.(a) ................................................ 12,360 349,911
Electrical Equipment (3.8%):
NEXTracker, Inc., Class A(a) .............................................. 34,560 1,295,309
Energy (3.1%):
Geospace Technologies Corp.(a)(b) .......................................... 56,840 587,726
Weatherford International PLC ............................................. 5,350 454,322
1,042,048
Financials (20.4%):
Euronet Worldwide, Inc.(a) ................................................ 16,780 1,665,079
FirstCash Holdings, Inc. .................................................. 13,940 1,600,312
Flywire Corp.(a) ....................................................... 20,840 341,568
LendingTree, Inc.(a) ..................................................... 20,130 1,168,144
Payoneer Global, Inc.(a) .................................................. 202,430 1,524,298
Shift4 Payments, Inc., Class A(a) ............................................ 7,930 702,598
7,001,999
Health Care (16.9%):
Amicus Therapeutics, Inc.(a) ............................................... 76,660 818,729
Apellis Pharmaceuticals, Inc.(a) ............................................ 19,160 552,574
Arcellx, Inc.(a) ........................................................ 2,010 167,855
BioLife Solutions, Inc.(a) ................................................. 14,010 350,810
Blueprint Medicines Corp.(a) .............................................. 3,630 335,775
PROCEPT BioRobotics Corp.(a) ............................................ 4,670 374,161
RadNet, Inc.(a) ........................................................ 3,670 254,661
RxSight, Inc.(a) ........................................................ 9,530 471,068
SpringWorks Therapeutics, Inc.(a) ........................................... 20,700 663,228
Tandem Diabetes Care, Inc.(a) .............................................. 19,000 805,790
Twist Bioscience Corp.(a) ................................................. 12,060 544,871
Vericel Corp.(a) ........................................................ 10,880 459,680
5,799,202
Information Technology (18.3%):
Credo Technology Group Holding Ltd.(a) ..................................... 35,240 1,085,392
Itron, Inc.(a) .......................................................... 9,770 1,043,534
MACOM Technology Solutions Holdings, Inc.(a) ................................ 10,150 1,129,289
Q2 Holdings, Inc.(a)(b) ................................................... 8,910 710,751
Semtech Corp.(a)(b) ..................................................... 25,020 1,142,413
Varonis Systems, Inc.(a) .................................................. 20,570 1,162,205
6,273,584
Machinery (6.1%):
Chart Industries, Inc.(a) .................................................. 16,770 2,081,828

Victory Portfolios
Victory RS Small Cap Equity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Professional Services (2.8%):
CBIZ, Inc.(a) .......................................................... 14,350 $ 965,611
Trading Companies & Distributors (4.2%):
FTAI Aviation Ltd. ...................................................... 10,870 1,444,623
Total Common Stocks (Cost $30,085,391) 33,695,302
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.83%(c) ........ 79,210 79,210
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.85%(c) ............ 79,210 79,210
Invesco Government & Agency Portfolio, Institutional Shares, 4.84%(c) ............... 79,210 79,210
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.82%(c) . 79,210 79,210
Total Collateral for Securities Loaned (Cost $316,840) 316,840
Total Investments (Cost $30,402,231) — 99.2% 34,012,142
Other assets in excess of liabilities — 0.8% 290,908
NET ASSETS - 100.00% $ 34,303,050
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2024.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory RS International Fund

(Unaudited)
Security Description Shares Value
Common Stocks (97.4%)
Australia (6.9%):
Consumer Discretionary (1.3%):
Aristocrat Leisure Ltd. ................................................... 146,799 $ 5,925,649
Financials (1.3%):
Macquarie Group Ltd. ................................................... 36,525 5,843,156
Health Care (1.0%):
CSL Ltd. ............................................................. 22,740 4,490,936
Materials (2.1%):
BHP Group Ltd. ........................................................ 301,755 9,366,298
Real Estate (1.2%):
Scentre Group ......................................................... 2,089,210 5,250,915
30,876,954
Austria (0.8%):
Financials (0.8%):
BAWAG Group AG (a) ................................................... 47,025 3,642,874
Belgium (1.5%):
Information Technology (0.7%):
Melexis NV ........................................................... 39,755 3,288,906
Materials (0.8%):
Solvay SA , Class A ..................................................... 84,174 3,297,103
6,586,009
China (0.8%):
Communication Services (0.8%):
Tencent Holdings Ltd. ................................................... 62,900 3,497,660
Denmark (4.0%):
Consumer Discretionary (1.2%):
Pandora A/S .......................................................... 31,397 5,175,604
Health Care (2.8%):
Novo Nordisk A/S , Class B ................................................ 106,339 12,615,009
17,790,613
France (9.8%):
Consumer Discretionary (2.6%):
La Francaise des Jeux SAEM (a) ............................................ 98,334 4,045,866
LVMH Moet Hennessy Louis Vuitton SE ...................................... 10,169 7,797,335
11,843,201
Consumer Staples (2.0%):
L'Oreal SA ........................................................... 19,772 8,867,302
Energy (0.4%):
Gaztransport Et Technigaz SA .............................................. 13,622 1,925,858
Industrials (2.8%):
Rexel SA ............................................................. 171,223 4,962,535
Safran SA ............................................................ 32,027 7,535,696
12,498,231
Information Technology (0.9%):
Capgemini SE ......................................................... 18,421 3,976,581
Materials (1.1%):
Arkema SA ........................................................... 53,941 5,137,135
44,248,308

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Germany (9.0%):
Communication Services (0.8%):
CTS Eventim AG & Co. KGaA ............................................. 33,474 $ 3,485,043
Consumer Discretionary (0.6%):
Volkswagen AG , Preference Shares .......................................... 26,108 2,772,631
Financials (2.4%):
Allianz SE , Registered Shares .............................................. 32,417 10,661,167
Industrials (1.7%):
Siemens AG , Registered Shares ............................................. 38,954 7,879,665
Information Technology (2.3%):
SAP SE .............................................................. 45,098 10,314,023
Utilities (1.2%):
RWE AG ............................................................. 147,577 5,375,937
40,488,466
Hong Kong (2.7%):
Financials (1.8%):
AIA Group Ltd. ........................................................ 933,200 8,149,765
Real Estate (0.9%):
CK Asset Holdings Ltd. .................................................. 951,500 4,142,569
12,292,334
Ireland (1.1%):
Materials (1.1%):
James Hardie Industries PLC (b) ............................................ 130,034 5,166,119
Italy (0.7%):
Utilities (0.7%):
Snam SpA ............................................................ 595,865 3,034,785
Japan (22.5%):
Communication Services (2.1%):
Capcom Co. Ltd. ....................................................... 195,900 4,569,675
Kakaku.com, Inc. ....................................................... 276,500 4,813,599
9,383,274
Consumer Discretionary (3.1%):
Toyota Motor Corp. ..................................................... 484,400 8,707,521
ZOZO, Inc. ........................................................... 146,400 5,319,210
14,026,731
Consumer Staples (1.0%):
Toyo Suisan Kaisha Ltd. .................................................. 71,100 4,668,561
Financials (3.1%):
Mizuho Financial Group, Inc. .............................................. 289,700 5,988,966
Tokio Marine Holdings, Inc. ............................................... 210,100 7,748,130
13,737,096
Health Care (2.6%):
Hoya Corp. ........................................................... 54,000 7,479,972
Shionogi & Co. Ltd. ..................................................... 287,400 4,120,076
11,600,048
Industrials (6.0%):
Fuji Electric Co. Ltd. .................................................... 85,100 5,157,022
MISUMI Group, Inc. .................................................... 187,800 3,406,855
Mitsubishi Heavy Industries Ltd. ............................................ 494,700 7,393,567
Nippon Yusen KK ...................................................... 139,300 5,117,240

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Sanwa Holdings Corp. (c) ................................................. 218,400 $ 5,814,971
26,889,655
Information Technology (3.3%):
Disco Corp. ........................................................... 14,500 3,820,101
Fujitsu Ltd. ........................................................... 279,300 5,742,846
Oracle Corp. .......................................................... 53,100 5,482,806
15,045,753
Real Estate (0.9%):
Sumitomo Realty & Development Co. Ltd. .................................... 117,600 3,981,239
Utilities (0.4%):
Tokyo Gas Co. Ltd. ..................................................... 77,400 1,803,076
101,135,433
Netherlands (6.6%):
Communication Services (1.3%):
Koninklijke KPN NV .................................................... 1,443,281 5,893,993
Financials (1.7%):
ING Groep NV ........................................................ 417,308 7,570,230
Industrials (1.4%):
Wolters Kluwer NV ..................................................... 38,526 6,497,391
Information Technology (2.2%):
ASM International NV ................................................... 8,988 5,929,140
ASML Holding NV ..................................................... 4,680 3,892,594
9,821,734
29,783,348
New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 143,592 3,181,869
Norway (0.6%):
Energy (0.3%):
Aker BP ASA ......................................................... 68,907 1,475,328
Financials (0.3%):
SpareBank 1 SMN ...................................................... 76,166 1,108,370
2,583,698
Spain (2.1%):
Financials (2.1%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 867,271 9,367,262
Sweden (1.8%):
Industrials (1.8%):
Atlas Copco AB , Class B ................................................. 461,885 7,928,274
Switzerland (11.7%):
Consumer Staples (3.5%):
Coca-Cola HBC AG ..................................................... 156,515 5,579,077
Nestle SA , Registered Shares .............................................. 100,762 10,127,614
15,706,691
Financials (2.7%):
Partners Group Holding AG ............................................... 3,214 4,846,532
UBS Group AG ........................................................ 238,398 7,378,308
12,224,840
Health Care (5.5%):
Novartis AG , Registered Shares ............................................. 106,649 12,281,997

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Roche Holding AG ...................................................... 38,617 $ 12,360,297
24,642,294
52,573,825
United Kingdom (14.1%):
Consumer Discretionary (2.1%):
Greggs PLC ........................................................... 107,221 4,484,887
Next PLC ............................................................ 36,768 4,815,585
9,300,472
Consumer Staples (2.6%):
Diageo PLC ........................................................... 136,176 4,755,732
Imperial Brands PLC .................................................... 240,372 6,990,900
11,746,632
Energy (2.7%):
BP PLC .............................................................. 681,196 3,552,144
Shell PLC (b) .......................................................... 261,136 8,470,133
12,022,277
Financials (3.6%):
Barclays PLC ......................................................... 2,393,260 7,189,411
HSBC Holdings PLC .................................................... 846,358 7,591,289
Legal & General Group PLC ............................................... 464,871 1,408,663
16,189,363
Industrials (0.7%):
Ashtead Group PLC ..................................................... 42,317 3,278,147
Materials (1.6%):
Rio Tinto PLC ......................................................... 104,079 7,386,950
Utilities (0.8%):
Centrica PLC .......................................................... 2,160,584 3,378,834
63,302,675
Total Common Stocks (Cost $322,411,518) 437,480,506
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF ................................................. 4,988 417,146
Total Exchange-Traded Funds (Cost $329,657) 417,146
Collateral for Securities Loaned (0.0%)^(d)
United States (0.0%):(d)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (e) ........ 47,869 47,869
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (e) ............ 47,869 47,869
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (e) ............... 47,869 47,869
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (e) . 47,869 47,869
Total Collateral for Securities Loaned (Cost $191,476) 191,476
Total Investments (Cost $322,932,651) — 97.5% 438,089,128
Other assets in excess of liabilities — 2.5% 11,219,446
NET ASSETS - 100.00% $ 449,308,574
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$7,688,740 and amounted to 1.7% of net assets.
(b) Non-income producing security.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Rate disclosed is the daily yield on September 30, 2024.

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory RS Global Fund

(Unaudited)
Security Description Shares Value
Common Stocks (98.2%)
Australia (2.0%):
Consumer Discretionary (1.0%):
Aristocrat Leisure Ltd. ................................................... 281,457 $ 11,361,218
Financials (0.5%):
Macquarie Group Ltd. ................................................... 38,488 6,157,191
Health Care (0.5%):
CSL Ltd. ............................................................. 29,986 5,921,953
23,440,362
Austria (0.5%):
Financials (0.5%):
BAWAG Group AG (a) ................................................... 81,297 6,297,814
Belgium (1.4%):
Information Technology (0.6%):
Melexis NV (b) ......................................................... 80,534 6,662,527
Materials (0.8%):
Solvay SA , Class A ..................................................... 256,050 10,029,500
16,692,027
Canada (4.1%):
Consumer Staples (0.9%):
George Weston Ltd. ..................................................... 64,181 10,773,561
Energy (0.4%):
Parex Resources, Inc. .................................................... 453,843 4,027,299
Industrials (0.7%):
Bombardier, Inc. , Class B (c) ............................................... 112,274 8,544,049
Information Technology (0.9%):
Constellation Software, Inc. ............................................... 3,389 11,026,843
Materials (1.2%):
Agnico Eagle Mines Ltd. ................................................. 91,362 7,360,711
Stella-Jones, Inc. ....................................................... 104,701 6,874,512
14,235,223
48,606,975
China (2.9%):
Communication Services (1.6%):
Tencent Holdings Ltd. ................................................... 339,500 18,878,468
Consumer Staples (0.6%):
Foshan Haitian Flavouring & Food Co. Ltd. , Class A .............................. 1,087,730 7,364,780
Financials (0.7%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 13,465,000 7,934,745
34,177,993
Denmark (1.7%):
Consumer Discretionary (0.8%):
Pandora A/S .......................................................... 53,686 8,849,810
Health Care (0.9%):
Novo Nordisk A/S , Class B ................................................ 92,540 10,978,032
19,827,842
France (3.7%):
Consumer Discretionary (0.6%):
La Francaise des Jeux SAEM (a) ............................................ 166,033 6,831,282

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Consumer Staples (0.7%):
L'Oreal SA ........................................................... 18,890 $ 8,471,745
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 44,673 6,315,803
Industrials (1.3%):
Rexel SA ............................................................. 274,617 7,959,190
Safran SA ............................................................ 30,202 7,106,288
15,065,478
Materials (0.6%):
Arkema SA ........................................................... 68,232 6,498,155
43,182,463
Indonesia (0.7%):
Communication Services (0.7%):
PT Telkom Indonesia Persero Tbk ........................................... 39,812,700 7,886,079
Ireland (0.8%):
Materials (0.8%):
James Hardie Industries PLC (c) ............................................ 246,879 9,808,252
Italy (0.5%):
Utilities (0.5%):
Snam SpA ............................................................ 1,092,637 5,564,882
Japan (5.4%):
Communication Services (0.8%):
Kakaku.com, Inc. ....................................................... 535,800 9,327,763
Consumer Discretionary (0.6%):
ZOZO, Inc. ........................................................... 214,500 7,793,515
Consumer Staples (0.6%):
Toyo Suisan Kaisha Ltd. .................................................. 110,600 7,262,206
Financials (0.8%):
Mizuho Financial Group, Inc. .............................................. 459,100 9,490,971
Health Care (0.5%):
Hoya Corp. ........................................................... 43,400 6,011,681
Industrials (1.0%):
Fuji Electric Co. Ltd. .................................................... 93,300 5,653,938
Nippon Yusen KK ...................................................... 164,300 6,035,625
11,689,563
Information Technology (0.8%):
Disco Corp. ........................................................... 12,800 3,372,227
Oracle Corp. .......................................................... 59,300 6,122,983
9,495,210
Utilities (0.3%):
Tokyo Gas Co. Ltd. ..................................................... 133,300 3,105,297
64,176,206
Netherlands (0.7%):
Information Technology (0.7%):
ASM International NV ................................................... 12,512 8,253,827
New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 364,048 8,066,975

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Norway (0.5%):
Energy (0.3%):
Aker BP ASA ......................................................... 183,456 $ 3,927,870
Financials (0.2%):
SpareBank 1 SMN ...................................................... 119,173 1,734,210
5,662,080
Singapore (0.9%):
Financials (0.9%):
Singapore Exchange Ltd. ................................................. 1,167,900 10,351,284
South Africa (0.9%):
Consumer Discretionary (0.9%):
Mr Price Group Ltd. ..................................................... 708,457 11,096,697
Spain (0.9%):
Financials (0.9%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 956,676 10,332,912
Sweden (0.6%):
Industrials (0.6%):
Atlas Copco AB , Class B ................................................. 448,136 7,692,272
Switzerland (2.5%):
Financials (1.3%):
Chubb Ltd. ........................................................... 30,973 8,932,303
Partners Group Holding AG ............................................... 4,519 6,814,399
15,746,702
Health Care (1.2%):
Roche Holding AG ...................................................... 43,311 13,862,724
29,609,426
Taiwan (4.0%):
Financials (1.4%):
Cathay Financial Holding Co. Ltd. ........................................... 7,634,000 16,036,299
Information Technology (2.6%):
ASE Technology Holding Co. Ltd. ........................................... 1,988,000 9,432,124
Lite-On Technology Corp. ................................................ 1,400,000 4,395,479
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 555,000 16,742,697
30,570,300
46,606,599
United Kingdom (3.6%):
Consumer Discretionary (1.2%):
Greggs PLC ........................................................... 176,512 7,383,221
Next PLC ............................................................ 49,149 6,437,152
13,820,373
Consumer Staples (0.8%):
Imperial Brands PLC .................................................... 312,107 9,077,217
Financials (0.9%):
HSBC Holdings PLC .................................................... 1,169,472 10,489,414
Materials (0.7%):
Rio Tinto PLC ......................................................... 121,384 8,615,163
42,002,167
United States (59.2%):
Communication Services (5.6%):
Alphabet, Inc. , Class C ................................................... 171,468 28,667,735
Meta Platforms, Inc. , Class A .............................................. 51,078 29,239,090

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
The Trade Desk, Inc. , Class A (c) ............................................ 78,857 $ 8,646,670
66,553,495
Consumer Discretionary (6.0%):
Amazon.com, Inc. (c) .................................................... 129,687 24,164,579
Booking Holdings, Inc. ................................................... 2,325 9,793,179
McDonald's Corp. ...................................................... 46,934 14,291,872
PulteGroup, Inc. ........................................................ 89,429 12,835,744
Ross Stores, Inc. ....................................................... 62,070 9,342,156
70,427,530
Consumer Staples (2.8%):
Colgate-Palmolive Co. ................................................... 191,620 19,892,072
PepsiCo, Inc. .......................................................... 77,476 13,174,794
33,066,866
Energy (2.1%):
APA Corp. ............................................................ 417,997 10,224,207
Cactus, Inc. , Class A ..................................................... 108,505 6,474,493
ConocoPhillips Co. ..................................................... 78,318 8,245,319
24,944,019
Financials (8.8%):
Bank of America Corp. ................................................... 335,313 13,305,220
JPMorgan Chase & Co. .................................................. 91,207 19,231,908
LPL Financial Holdings, Inc. ............................................... 23,325 5,426,095
Mastercard, Inc. , Class A ................................................. 34,513 17,042,519
S&P Global, Inc. ....................................................... 34,024 17,577,479
Synchrony Financial ..................................................... 151,735 7,568,542
The PNC Financial Services Group, Inc. ...................................... 60,638 11,208,934
Unum Group .......................................................... 206,442 12,270,913
103,631,610
Health Care (6.7%):
Align Technology, Inc. (c) ................................................. 27,064 6,882,917
Amgen, Inc. ........................................................... 40,523 13,056,916
Eli Lilly & Co. ......................................................... 26,195 23,207,198
IDEXX Laboratories, Inc. (c) ............................................... 16,311 8,240,644
Johnson & Johnson ..................................................... 70,070 11,355,544
UnitedHealth Group, Inc. ................................................. 27,199 15,902,711
78,645,930
Industrials (5.5%):
AGCO Corp. .......................................................... 55,095 5,391,597
Caterpillar, Inc. ........................................................ 41,692 16,306,575
Delta Air Lines, Inc. ..................................................... 171,355 8,703,120
Eaton Corp. PLC ....................................................... 55,645 18,442,979
Lennox International, Inc. ................................................. 26,880 16,243,315
65,087,586
Information Technology (18.1%):
Apple, Inc. ........................................................... 257,695 60,042,935
Cisco Systems, Inc. ..................................................... 244,532 13,013,993
Fortinet, Inc. (c) ........................................................ 195,506 15,161,490
Microsoft Corp. ........................................................ 129,532 55,737,620
NVIDIA Corp. ......................................................... 441,179 53,576,778
Texas Instruments, Inc. ................................................... 74,995 15,491,717
213,024,533
Materials (0.6%):
Alcoa Corp. ........................................................... 167,864 6,476,193
Real Estate (1.1%):
Prologis, Inc. .......................................................... 101,825 12,858,461

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Utilities (1.9%):
Constellation Energy Corp. ................................................ 58,820 $ 15,294,376
MGE Energy, Inc. ...................................................... 80,544 7,365,749
22,660,125
697,376,348
Total Common Stocks (Cost $814,810,921) 1,156,711,482
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (c) (d) ........................................... 3,376 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI ACWI ETF ................................................. 9,542 1,140,746
Total Exchange-Traded Funds (Cost $749,163) 1,140,746
Collateral for Securities Loaned (0.1%)^
United States (0.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (e) ........ 214,554 214,554
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (e) ............ 214,554 214,554
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (e) ............... 214,554 214,554
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (e) . 214,554 214,554
Total Collateral for Securities Loaned (Cost $858,216) 858,216
Total Investments (Cost $816,418,300) — 98.4% 1,158,710,444
Other assets in excess of liabilities — 1.6% 19,522,007
NET ASSETS - 100.00% $ 1,178,232,451
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$13,129,096 and amounted to 1.1% of net assets.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Security was fair valued using significant unobservable inputs as of September 30, 2024.
(e) Rate disclosed is the daily yield on September 30, 2024.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Security Description Shares Value
Common Stocks (99.5%)
Brazil (5.3%):
Communication Services (0.7%):
TIM SA .............................................................. 718,900 $ 2,472,138
Consumer Discretionary (0.9%):
Smartfit Escola de Ginastica e Danca SA ...................................... 313,800 1,235,220
Vibra Energia SA ....................................................... 443,271 1,904,372
3,139,592
Energy (1.2%):
Petroleo Brasileiro SA , ADR ............................................... 312,098 4,497,332
Financials (1.1%):
Itau Unibanco Holding SA , ADR ............................................ 623,931 4,149,141
Industrials (0.7%):
Marcopolo SA , Preference Shares ........................................... 763,600 1,114,550
Santos Brasil Participacoes SA ............................................. 532,100 1,441,937
2,556,487
Real Estate (0.4%):
Multiplan Empreendimentos Imobiliarios SA ................................... 337,800 1,590,793
Utilities (0.3%):
CPFL Energia SA ....................................................... 195,400 1,217,236
19,622,719
Chile (0.0%):(a)
Financials (0.0%):(a)
Banco de Credito e Inversiones SA .......................................... 1 31
China (25.5%):
Communication Services (7.1%):
China Tower Corp. Ltd. , Class H (b) .......................................... 13,018,000 1,710,570
Tencent Holdings Ltd. ................................................... 403,815 22,454,811
Tencent Music Entertainment Group , ADR ..................................... 166,381 2,004,891
26,170,272
Consumer Discretionary (7.2%):
Alibaba Group Holding Ltd. , Class W ........................................ 602,672 8,009,036
BYD Co. Ltd. ......................................................... 100,000 3,567,911
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 359,600 2,978,820
Meituan , Class W (b) (c) ................................................... 411,500 8,738,644
MotoMotion China Corp. ................................................. 148,500 1,211,040
New Oriental Education & Technology Group, Inc. , ADR .......................... 28,637 2,171,830
26,677,281
Energy (0.6%):
PetroChina Co. Ltd. , Class H .............................................. 2,918,000 2,353,945
Financials (3.0%):
Agricultural Bank of China Ltd. , Class H ...................................... 3,129,000 1,459,950
China Construction Bank Corp. , Class H ...................................... 8,348,000 6,225,306
China Pacific Insurance Group Co. Ltd. , Class H ................................ 972,200 3,442,750
11,128,006
Health Care (1.1%):
Pacific Shuanglin Bio-pharmacy Co. Ltd. , Class A ............................... 503,800 1,767,773
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 59,700 2,462,185
4,229,958
Industrials (0.9%):
Anhui Heli Co. Ltd. , Class A ............................................... 735,500 2,271,039

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Yutong Bus Co. Ltd. , Class A .............................................. 321,700 $ 1,200,927
3,471,966
Information Technology (2.1%):
Foxconn Industrial Internet Co. Ltd. , Class A ................................... 1,615,200 5,755,490
Luxshare Precision Industry Co. Ltd. , Class A ................................... 346,800 2,129,472
7,884,962
Materials (3.5%):
China Hongqiao Group Ltd. ............................................... 1,428,000 2,342,577
Shandong Nanshan Aluminum Co. Ltd. , Class A ................................. 7,134,300 4,425,078
Shanjin International Gold Co. Ltd. , Class A .................................... 449,200 1,184,491
Western Mining Co. Ltd. , Class A ........................................... 807,500 2,150,986
Zijin Mining Group Co. Ltd. , Class H ........................................ 1,222,000 2,728,383
12,831,515
94,747,905
Greece (0.4%):
Energy (0.4%):
Motor Oil Hellas Corinth Refineries SA ....................................... 65,488 1,551,538
Hong Kong (1.0%):
Consumer Discretionary (0.3%):
Bosideng International Holdings Ltd. ......................................... 2,038,000 1,159,321
Industrials (0.3%):
Techtronic Industries Co. Ltd. .............................................. 72,500 1,082,345
Utilities (0.4%):
Kunlun Energy Co. Ltd. .................................................. 1,462,000 1,502,359
3,744,025
Hungary (1.3%):
Financials (1.0%):
OTP Bank Nyrt ........................................................ 69,290 3,627,465
Health Care (0.3%):
Richter Gedeon Nyrt .................................................... 36,260 1,118,040
4,745,505
India (19.6%):
Consumer Discretionary (4.1%):
Crompton Greaves Consumer Electricals Ltd. ................................... 347,121 1,722,702
Hero MotoCorp Ltd. ..................................................... 74,172 5,057,988
Mahindra & Mahindra Ltd. (c) .............................................. 125,111 4,617,934
Maruti Suzuki India Ltd. .................................................. 23,902 3,774,335
15,172,959
Consumer Staples (0.7%):
Britannia Industries Ltd. .................................................. 34,610 2,619,115
Financials (4.8%):
ICICI Bank Ltd. , ADR ................................................... 366,700 10,945,995
LIC Housing Finance Ltd. ................................................. 320,784 2,533,730
Manappuram Finance Ltd. ................................................ 720,636 1,732,107
Shriram Finance Ltd. .................................................... 59,862 2,559,680
17,771,512
Health Care (1.7%):
Dr. Reddy's Laboratories Ltd. .............................................. 33,258 2,677,365
Sun Pharmaceutical Industries Ltd. .......................................... 161,570 3,714,789
6,392,154
Industrials (0.8%):
Larsen & Toubro Ltd. .................................................... 70,659 3,098,833

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Information Technology (2.6%):
Infosys Ltd. , ADR (d) .................................................... 428,531 $ 9,543,385
Materials (3.1%):
MOIL Ltd. ............................................................ 327,342 1,591,768
UltraTech Cement Ltd. ................................................... 30,897 4,350,680
Vedanta Ltd. .......................................................... 608,601 3,719,388
Welspun Corp. Ltd. ..................................................... 220,943 2,022,723
11,684,559
Real Estate (0.8%):
Oberoi Realty Ltd. ...................................................... 122,350 2,761,023
Utilities (1.0%):
Power Grid Corp. of India Ltd. ............................................. 879,026 3,707,590
72,751,130
Indonesia (1.2%):
Energy (0.5%):
PT United Tractors Tbk .................................................. 1,066,100 1,915,399
Financials (0.7%):
PT Bank Mandiri Persero Tbk .............................................. 5,557,100 2,557,084
4,472,483
Jordan (0.3%):
Health Care (0.3%):
Hikma Pharmaceuticals PLC ............................................... 46,161 1,181,025
Luxembourg (0.6%):
Materials (0.6%):
Ternium SA , ADR ...................................................... 58,565 2,161,634
Malaysia (0.5%):
Utilities (0.5%):
YTL Power International Bhd .............................................. 1,974,400 1,762,325
Mexico (1.9%):
Consumer Staples (0.7%):
Gruma SAB de CV , Class B ............................................... 77,787 1,444,731
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 602,646 974,705
2,419,436
Financials (0.8%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 443,485 3,142,616
Real Estate (0.4%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 522,737 1,411,317
6,973,369
Netherlands (0.4%):
Real Estate (0.4%):
NEPI Rockcastle NV .................................................... 188,269 1,596,536
Panama (0.5%):
Industrials (0.5%):
Copa Holdings SA , Class A ................................................ 18,756 1,760,063
Poland (1.8%):
Consumer Discretionary (0.5%):
LPP SA .............................................................. 489 2,005,100
Financials (1.3%):
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 316,921 4,619,914
6,625,014

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Russian Federation (0.0%):(a)
Energy (0.0%):(a)
Gazprom PJSC (c) (e) (f) ................................................... 1,511,910 $ 39,542
Rosneft Oil Co. PJSC , GDR (c) (e) (f) ......................................... 677,591 — (g)
39,542
Financials (0.0%):
Sberbank of Russia PJSC , ADR (c) (e) (f) ....................................... 446,943 —
39,542
Saudi Arabia (3.1%):
Communication Services (1.1%):
Saudi Telecom Co. ...................................................... 350,698 4,086,911
Consumer Discretionary (0.3%):
United Electronics Co. ................................................... 44,873 1,137,472
Financials (1.4%):
Alinma Bank .......................................................... 384,958 2,929,538
Saudi Awwal Bank ...................................................... 266,164 2,463,497
5,393,035
Industrials (0.3%):
Riyadh Cables Group Co. ................................................. 39,649 1,048,458
11,665,876
South Africa (1.8%):
Consumer Discretionary (0.5%):
The Foschini Group Ltd. .................................................. 193,756 1,748,020
Financials (1.3%):
Nedbank Group Ltd. ..................................................... 288,613 4,986,994
6,735,014
South Korea (11.2%):
Consumer Discretionary (0.8%):
Kia Corp. ............................................................ 36,258 2,761,316
Financials (1.5%):
DB Insurance Co. Ltd. ................................................... 17,435 1,498,486
KIWOOM Securities Co. Ltd. .............................................. 12,122 1,202,369
Samsung Securities Co. Ltd. ............................................... 88,555 2,943,719
5,644,574
Health Care (0.6%):
Classys, Inc. .......................................................... 33,494 1,384,645
T&L Co. Ltd. .......................................................... 16,176 917,553
2,302,198
Industrials (3.2%):
Hanwha Aerospace Co. Ltd. ............................................... 8,918 2,032,462
Hanwha Industrial Solutions Co. Ltd. (c) ....................................... 9,878 251,585
HD Hyundai Electric Co. Ltd. .............................................. 9,003 2,265,497
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (c) ........................ 13,476 1,925,165
Hyundai Rotem Co. Ltd. .................................................. 44,738 1,830,987
Samsung C&T Corp. .................................................... 19,582 2,051,341
Samsung E&A Co. Ltd. (c) ................................................ 98,196 1,647,984
12,005,021
Information Technology (5.1%):
Innox Advanced Materials Co. Ltd. .......................................... 44,997 938,012
LG Innotek Co. Ltd. ..................................................... 14,746 2,455,701
Samsung Electronics Co. Ltd. .............................................. 167,950 7,850,985

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
SK Hynix, Inc. ......................................................... 58,212 $ 7,792,099
19,036,797
41,749,906
Taiwan (15.7%):
Health Care (0.5%):
Bora Pharmaceuticals Co. Ltd. ............................................. 69,000 1,633,221
Industrials (0.4%):
Fortune Electric Co. Ltd. ................................................. 78,400 1,554,821
Information Technology (14.5%):
Chroma ATE, Inc. ...................................................... 271,000 3,183,154
Compeq Manufacturing Co. Ltd. ............................................ 775,000 1,665,634
Elite Material Co. Ltd. ................................................... 242,000 3,418,165
Gold Circuit Electronics Ltd. ............................................... 245,100 1,528,006
Insyde Software Corp. ................................................... 74,000 1,212,849
King Yuan Electronics Co. Ltd. ............................................. 495,000 1,756,417
Lotes Co. Ltd. ......................................................... 39,000 1,702,153
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,255,998 37,889,719
Wiwynn Corp. ......................................................... 29,000 1,572,480
53,928,577
Materials (0.3%):
Gloria Material Technology Corp. ........................................... 745,000 1,135,970
58,252,589
Thailand (2.9%):
Consumer Staples (1.3%):
CP ALL PCL, NVDR .................................................... 2,370,600 4,805,286
Energy (0.7%):
PTT Exploration & Production PCL, NVDR ................................... 639,200 2,607,468
Health Care (0.9%):
Bangkok Dusit Medical Services PCL, NVDR .................................. 3,596,900 3,341,265
10,754,019
Turkey (1.7%):
Consumer Discretionary (0.2%):
Mavi Giyim Sanayi Ve Ticaret A/S , Class B (b) .................................. 340,832 898,914
Consumer Staples (0.5%):
BIM Birlesik Magazalar A/S ............................................... 126,062 1,827,050
Financials (0.5%):
Yapi ve Kredi Bankasi A/S ................................................ 2,283,346 2,061,028
Industrials (0.5%):
Pegasus Hava Tasimaciligi A/S (c) ........................................... 247,080 1,723,267
6,510,259
United Arab Emirates (2.3%):
Financials (1.3%):
Dubai Islamic Bank PJSC ................................................. 728,734 1,250,296
Emirates NBD Bank PJSC ................................................ 666,987 3,687,090
4,937,386
Real Estate (1.0%):
Emaar Properties PJSC ................................................... 1,582,682 3,755,314
8,692,700

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 5,922,464
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
4,383,338
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
6,053,328
Security Description Shares Value
United States (0.5%):
Consumer Discretionary (0.5%):
Samsonite International SA (b) .............................................. 638,400 $ 1,727,942
Total Common Stocks (Cost $303,409,171) 369,823,149
Collateral for Securities Loaned (2.3%)^
United States (2.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (h) ........ 2,149,783 2,149,783
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (h) ............ 2,149,783 2,149,783
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (h) ............... 2,149,783 2,149,783
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (h) . 2,149,783 2,149,783
Total Collateral for Securities Loaned (Cost $8,599,132) 8,599,132
Total Investments (Cost $312,008,303) — 101.8% 378,422,281
Liabilities in excess of other assets — (1.8)% (6,554,926)
NET ASSETS - 100.00% $ 371,867,355
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$13,076,070 and amounted to 3.5% of net assets.
(c) Non-income producing security.
(d) All or a portion of this security is on loan.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2024.
(f) Security was fair valued using significant unobservable inputs as of September 30, 2024.
(g) Rounds to less than $1.
(h) Rate disclosed is the daily yield on September 30, 2024.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Security Description Principal Amount Value
Asset-Backed Securities (24.6%)
ABS Auto (16.1%):
AmeriCredit Automobile Receivables Trust , Series 2021-1 , Class C , 0 .89% , 10/19/26 , Callable
6/18/25 @ 100 ..................................................... $ 629,613 $ 620,376
Avis Budget Rental Car Funding AESOP LLC , Series 2023-8A , Class B , 6 .66% , 2/20/30 (a) .. 750,000 793,798
CarMax Auto Owner Trust ................................................
Series 2020-4 , Class B , 0 .85% , 6/15/26 , Callable 12/15/24 @ 100 ................ 434,000 430,266
Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 8/15/26 @ 100 ................. 250,000 255,626
Chesapeake Funding II LLC ...............................................
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 11/15/26 @ 100 (a) ........... 190,766 193,940
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 11/15/26 @ 100 (a) ............ 382,000 395,627
Credit Acceptance Auto Loan Trust , Series 2024-3A , Class B , 4 .85% , 11/15/34 (a) ......... 250,000 249,606
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 8/15/25 @ 100 440,894 431,577
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 1/15/28 @
100 (a) ........................................................... 250,000 259,931
Enterprise Fleet Financing LLC .............................................
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 6/20/27 @ 100 (a) .............. 500,000 527,705
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 6/20/27 @ 100 (a) .............. 400,000 403,604
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 1/20/28 @ 100 (a) ............. 328,000 341,466
Exeter Automobile Receivables Trust , Series 2020-1A , Class E , 3 .74% , 1/15/27 , Callable
10/15/24 @ 100 (a) .................................................. 400,000 399,635
FCCU Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 5/15/28 @
100 (a) ........................................................... 202,000 208,541
First Investors Auto Owner Trust , Series 2021-1A , Class E , 3 .35% , 4/15/27 , Callable 3/15/25
@ 100 (a) ......................................................... 500,000 492,351
Ford Credit Auto Lease Trust ..............................................
Series 2023-B , Class B , 6 .20% , 2/15/27 , Callable 4/15/26 @ 100 ................. 250,000 255,345
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 4/15/26 @ 100 ................. 393,000 402,685
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class A3 , 5 .39% , 12/15/27 ,
Callable 10/15/26 @ 100 (a) ........................................... 1,460,000 1,461,980
GLS Auto Select Receivables Trust , Series 2023-2A , Class C , 7 .31% , 1/15/30 , Callable 8/15/28
@ 100 (a) ......................................................... 500,000 533,321
GM Financial Automobile Leasing Trust , Series 2024-1 , Class B , 5 .33% , 3/20/28 , Callable
8/20/26 @ 100 ..................................................... 400,000 405,426
GM Financial Consumer Automobile Receivables Trust , Series 2021-2 , Class C , 1 .28% ,
1/19/27 , Callable 5/16/25 @ 100 ........................................ 886,000 865,333
Hertz Vehicle Financing III LLC , Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ........... 750,000 766,175
Huntington Bank Auto Credit-Linked Notes , Series 2024-1 , Class B2 , 6 .75%
( SOFR30A + 140 bps ) , 5/20/32 , Callable 10/20/27 @ 100 (a) (b) ................... 215,131 215,425
JPMorgan Chase Bank NA , Series 2021-2 , Class B , 0 .89% , 12/26/28 , Callable 9/25/25 @
100 (a) ........................................................... 8,154 8,116
LAD Auto Receivables Trust , Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 10/15/27 @
100 (a) ........................................................... 350,000 361,243
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 5/20/26 @ 100 (a) .............. 399,597 404,694
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 9/20/27 @ 100 (a) .............. 250,000 257,319
OCCU Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 9/15/27 @
100 (a) ........................................................... 462,500 481,792
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 6/10/27 @
100 (a) ........................................................... 350,000 349,971
PenFed Auto Receivables Owner Trust , Series 2024-A , Class B , 4 .97% , 5/15/30 , Callable
1/15/29 @ 100 (a) ................................................... 400,000 404,107
Santander Bank Auto Credit-Linked Notes , Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable
7/15/27 @ 100 (a) ................................................... 204,473 205,988
Santander Drive Auto Receivables Trust .......................................
Series 2022-2 , Class B , 3 .44% , 9/15/27 , Callable 3/15/26 @ 100 ................. 503,163 500,166
Series 2023-1 , Class B , 4 .98% , 2/15/28 , Callable 9/15/26 @ 100 ................. 550,000 550,293
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 11/15/27 @ 100 (a) ............ 225,000 232,632
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 250,000 261,215
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 7/20/25 @ 100 (a) ............... 300,000 304,626
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 10/20/25 @ 100 (a) ............. 223,000 227,286
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 278,326 282,520

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Westlake Automobile Receivables Trust .......................................
Series 2021-2A , Class C , 0 .89% , 7/15/26 , Callable 7/15/25 @ 100 (a) .............. $ 71,315 $ 71,179
Series 2022-1A , Class C , 3 .11% , 3/15/27 , Callable 11/15/25 @ 100 (a) ............. 809,590 805,295
Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable 8/15/26 @ 100 (a) .............. 750,000 753,348
Series 2023-2A , Class B , 6 .14% , 3/15/28 , Callable 10/15/26 @ 100 (a) ............. 1,500,000 1,514,178
18,885,707
ABS Card (0.8%):
Master Credit Card Trust II ................................................
Series 2022-1A , Class C , 2 .27% , 7/21/26 (a) ................................ 250,000 247,277
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 250,000 251,679
Trillium Credit Card Trust II , Series 2023-3A , Class B , 6 .26% , 8/26/28 (a) .............. 500,000 506,340
1,005,296
ABS Other (7.7%):
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class A2 , 5 .38% , 1/21/31 ,
Callable 3/20/28 @ 100 (a) ............................................ 379,317 383,870
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 206,000 213,943
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 122,857 127,415
Capital Automotive REIT , Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @
100 (a) ........................................................... 226,531 222,727
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 480,000 485,928
CCG Receivables Trust ...................................................
Series 2021-2 , Class C , 1 .50% , 3/14/29 , Callable 5/14/25 @ 100 (a) ............... 500,000 489,121
Series 2023-2 , Class C , 6 .45% , 4/14/32 , Callable 11/14/27 @ 100 (a) .............. 500,000 524,062
Clarus Capital Funding LLC , Series 2024-1A , Class B , 4 .79% , 8/20/32 , Callable 3/20/28 @
100 (a) ........................................................... 175,000 174,522
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 161,673 164,402
Crossroads Asset Trust , Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 4/20/28 @ 100 (a) . 336,000 343,009
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 (a) ....... 465,000 452,345
Daimler Trucks Retail Trust , Series 2023-1 , Class A3 , 5 .90% , 3/15/27 , Callable 10/15/26 @
100 ............................................................. 600,000 608,766
Dell Equipment Finance Trust , Series 2023-3 , Class B , 6 .05% , 4/23/29 , Callable 5/22/26 @
100 (a) ........................................................... 250,000 255,290
Dext ABS LLC , Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 2/15/28 @ 100 (a) ....... 250,000 257,574
DLLMT LLC , Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 5/20/28 @ 100 (a) ...... 281,250 286,062
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class A2 , 6 .51% , 5/20/30 (a) ............................... 452,869 460,327
Series 2023-1A , Class A3 , 6 .46% , 9/20/32 , Callable 8/20/30 @ 100 (a) ............. 250,000 261,337
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 11/20/26 @ 100 (a) ............. 750,000 767,290
Series 2024-1A , Class C , 5 .33% , 5/20/31 , Callable 5/20/27 @ 100 (a) .............. 500,000 507,076
MMAF Equipment Finance LLC , Series 2024-A , Class A3 , 4 .95% , 7/14/31 , Callable 3/13/30
@ 100 (a) ......................................................... 250,000 254,190
NMEF Funding LLC , Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 5/15/28 @ 100 (a) .. 350,000 353,569
PEAC Solutions Receivables LLC , Series 2024-2A , Class B , 4 .83% , 10/20/31 , Callable
6/20/27 @ 100 (a) ................................................... 313,000 312,264
Post Road Equipment Finance LLC , Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable
4/15/27 @ 100 (a) ................................................... 424,000 432,441
SCF Equipment Leasing LLC , Series 2023-1A , Class C , 6 .77% , 8/22/33 , Callable 8/20/30 @
100 (a) ........................................................... 250,000 271,729
Verizon Master Trust , Series 2024-2 , Class A , 4 .83% , 12/22/31 , Callable 12/20/28 @ 100 (a) . 250,000 255,508
Wingspire Equipment Finance LLC , Series 2024-1A , Class C , 5 .28% , 9/20/32 , Callable
1/20/28 @ 100 (a) ................................................... 145,895 147,624
9,012,391
Total Asset-Backed Securities (Cost $28,380,852) 28,903,394

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Collateralized Loan Obligations (0.5%)
Cash Flow CLO (0.5%):
Dryden 80 CLO Ltd. , Series 2019-80A , Class AR , 6 .54% ( TSFR3M + 125 bps ) , 1/17/33 ,
Callable 10/17/24 @ 100 (a) (b) ......................................... $ 300,000 $ 299,820
Octagon Investment Partners XXI Ltd. , Series 2014-1A , Class AAR3 , 6 .38%
( TSFR3M + 126 bps ) , 2/14/31 , Callable 11/14/24 @ 100 (a) (b) .................... 249,878 250,103
549,923
Total Collateralized Loan Obligations (Cost $550,448) 549,923
Collateralized Mortgage Obligations (21.3%)
Agency CMO Other (3.6%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 435,128 439,550
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 396,420 393,282
Federal National Mortgage Association .......................................
Series 2011-21 , Class PA , 4 .50% , 5/25/40 ................................. 615,727 615,007
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 623,265 626,360
Government National Mortgage Association ....................................
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 697,380 706,952
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 435,477 439,450
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 475,491 475,618
Series 2023-168 , Class GB , 6 .00% , 2/20/50 ................................ 467,420 470,818
4,167,037
Commercial MBS (17.7%):
Banc of America Commercial Mortgage Trust , Series 2015-UBS7 , Class A4 , 3 .71% , 9/15/48 ,
Callable 9/15/25 @ 100 .............................................. 1,000,000 987,217
Bank , Series 2017-BNK9 , Class A3 , 3 .28% , 11/15/54 , Callable 12/15/29 @ 100 .......... 819,619 796,791
BPR Trust , Series 2022-STAR , Class A , 8 .33% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (c) ...... 170,000 169,256
CFCRE Commercial Mortgage Trust .........................................
Series 2016-C3 , Class A2 , 3 .60% , 1/10/48 , Callable 1/10/26 @ 100 ............... 391,026 385,918
Series 2016-C3 , Class A3 , 3 .87% , 1/10/48 , Callable 1/10/26 @ 100 ............... 925,000 914,724
Series 2016-C4 , Class A4 , 3 .28% , 5/10/58 , Callable 5/10/26 @ 100 ............... 489,000 479,113
Citigroup Commercial Mortgage Trust ........................................
Series 2015-GC33 , Class A4 , 3 .78% , 9/10/58 , Callable 5/10/26 @ 100 ............. 900,000 887,025
Series 2015-P1 , Class A5 , 3 .72% , 9/15/48 , Callable 5/15/26 @ 100 ............... 500,000 494,659
Series 2016-P4 , Class A4 , 2 .90% , 7/10/49 , Callable 7/10/26 @ 100 ............... 1,226,000 1,188,447
COMM Mortgage Trust ..................................................
Series 2015-CR25 , Class A4 , 3 .76% , 8/10/48 , Callable 8/10/25 @ 100 ............. 1,219,000 1,206,688
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 300,000 314,961
CSAIL Commercial Mortgage Trust .........................................
Series 2015-C2 , Class A4 , 3 .50% , 6/15/57 , Callable 5/15/25 @ 100 ............... 667,000 660,704
Series 2015-C3 , Class A4 , 3 .72% , 8/15/48 , Callable 8/15/25 @ 100 ............... 750,000 741,126
Series 2015-C4 , Class A4 , 3 .81% , 11/15/48 , Callable 11/15/25 @ 100 ............. 832,000 822,514
Series 2016-C6 , Class A5 , 3 .09% , 1/15/49 , Callable 5/15/26 @ 100 ............... 696,000 680,980
DBJPM Mortgage Trust , Series 2016-C1 , Class A4 , 3 .28% , 5/10/49 , Callable 4/10/26 @ 100 . 500,000 489,323
GS Mortgage Securities Trust ..............................................
Series 2015-GC30 , Class A4 , 3 .38% , 5/10/50 , Callable 5/10/25 @ 100 ............. 250,000 247,355
Series 2015-GC32 , Class A4 , 3 .76% , 7/10/48 , Callable 7/10/25 @ 100 ............. 700,000 693,290
Series 2016-GS2 , Class A4 , 3 .05% , 5/10/49 , Callable 5/10/26 @ 100 .............. 1,000,000 976,164
JPMBB Commercial Mortgage Securities Trust .................................
Series 2015-C28 , Class A4 , 3 .23% , 10/15/48 , Callable 4/15/25 @ 100 ............. 1,191,000 1,180,476
Series 2015-C31 , Class A3 , 3 .80% , 8/15/48 , Callable 8/15/25 @ 100 .............. 435,551 430,493
Series 2015-C33 , Class A4 , 3 .77% , 12/15/48 , Callable 11/15/25 @ 100 ............ 500,000 494,329
Series 2016-C1 , Class A5 , 3 .58% , 3/17/49 , Callable 2/15/26 @ 100 ............... 750,000 737,631
Morgan Stanley Bank of America Merrill Lynch Trust , Series 2016-C29 , Class A4 , 3 .33% ,
5/15/49 , Callable 5/15/26 @ 100 ........................................ 1,250,000 1,226,475
SHR Trust , Series 2024-LXRY , Class A , 7 .05% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (c) ..... 210,526 210,526
Wells Fargo Commercial Mortgage Trust ......................................
Series 2015-C28 , Class A4 , 3 .54% , 5/15/48 , Callable 5/15/25 @ 100 .............. 942,000 933,640
Series 2015-C30 , Class A4 , 3 .66% , 9/15/58 , Callable 8/15/25 @ 100 .............. 498,000 493,172
Series 2015-C31 , Class A4 , 3 .70% , 11/15/48 , Callable 11/15/25 @ 100 ............ 750,000 741,407

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Series 2015-P2 , Class A4 , 3 .81% , 12/15/48 , Callable 12/15/25 @ 100 ............. $ 532,000 $ 526,184
Series 2016-NXS6 , Class A4 , 2 .92% , 11/15/49 , Callable 10/15/26 @ 100 ........... 750,000 726,654
20,837,242
Private CMO Other (0.0%):(d)
GSR Mortgage Loan Trust , Series 2004-15F , Class 5A1 , 5 .50% , 1/25/20 ............... 13,928 12,314
Total Collateralized Mortgage Obligations (Cost $24,951,435) 25,016,593
Corporate Bonds (26.5%)
Communication Services (0.5%):
TEGNA, Inc. , 4 .63% , 3/15/28 , Callable 11/4/24 @ 101.16 .......................... 250,000 239,804
T-Mobile US, Inc. , 4 .75% , 2/1/28 , Callable 10/15/24 @ 101.58 ...................... 400,000 400,677
640,481
Consumer Discretionary (1.1%):
Daimler Truck Finance North America LLC , 5 .13% , 9/25/27 , Callable 8/25/27 @ 100 (a) .... 250,000 255,414
Nissan Motor Acceptance Co. LLC , 6 .95% , 9/15/26 (a) ............................ 500,000 517,078
Volkswagen Group of America Finance LLC , 4 .95% , 8/15/29 , Callable 7/15/29 @ 100 (a) ... 500,000 500,826
1,273,318
Consumer Staples (0.2%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 5 .88% , 2/15/28 ,
Callable 11/4/24 @ 101.47 (a) .......................................... 250,000 250,806
Energy (1.4%):
Energy Transfer LP , 5 .63% , 5/1/27 , Callable 10/21/24 @ 100.94 (a) ................... 500,000 502,000
Helmerich & Payne, Inc. , 4 .65% , 12/1/27 , Callable 11/1/27 @ 100 (a) .................. 350,000 350,685
HF Sinclair Corp. , 5 .00% , 2/1/28 , Callable 10/15/24 @ 102.5 (a) ..................... 215,000 213,620
Rockies Express Pipeline LLC , 3 .60% , 5/15/25 , Callable 4/15/25 @ 100 (a) ............. 250,000 245,917
Schlumberger Holdings Corp. , 5 .00% , 11/15/29 , Callable 10/15/29 @ 100 (a) ............ 300,000 309,691
1,621,913
Financials (15.3%):
American National Group, Inc. , 5 .75% , 10/1/29 , Callable 9/1/29 @ 100 ................ 500,000 502,650
Ameriprise Financial, Inc. , 5 .70% , 12/15/28 , Callable 11/15/28 @ 100 ................. 350,000 370,551
Athene Global Funding , 5 .52% , 3/25/27 (a) ..................................... 250,000 255,997
Aviation Capital Group LLC , 6 .75% , 10/25/28 , Callable 9/25/28 @ 100 (a) .............. 500,000 534,108
Bank of America Corp. , 6 .22% ( SOFR + 105 bps ) , 2/4/28 , Callable 2/4/27 @ 100 (b) ........ 1,016,000 1,020,164
Capital One Financial Corp. , 2 .64% ( SOFR + 129 bps ) , 3/3/26 , Callable 3/3/25 @ 100 (b) ..... 814,000 804,902
Citigroup, Inc. , 3 .11% ( SOFR + 284 bps ) , 4/8/26 , Callable 4/8/25 @ 100 (b) .............. 772,000 764,482
Citizens Bank NA , 6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 9/23/25 @ 100 (b) ......... 600,000 598,488
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (b) (e) .... 350,000 348,262
CNO Global Funding , 4 .95% , 9/9/29 (a) ....................................... 326,000 327,415
Corebridge Global Funding , 5 .90% , 9/19/28 (a) .................................. 500,000 526,208
Enact Holdings, Inc. , 6 .25% , 5/28/29 , Callable 4/28/29 @ 100 ....................... 500,000 519,562
F&G Annuities & Life, Inc. , 6 .50% , 6/4/29 , Callable 5/4/29 @ 100 ................... 500,000 514,945
Ford Motor Credit Co. LLC , 3 .82% , 11/2/27 , Callable 8/2/27 @ 100 .................. 500,000 481,794
GA Global Funding Trust , 5 .50% , 1/8/29 (a) .................................... 400,000 414,770
Intercontinental Exchange, Inc. , 3 .63% , 9/1/28 , Callable 6/1/28 @ 100 (a) ............... 250,000 244,798
JPMorgan Chase & Co. , 6 .25% ( SOFR + 118 bps ) , 2/24/28 , Callable 2/24/27 @ 100 (b) ...... 1,000,000 1,008,096
KeyCorp. , 6 .32% ( SOFRINDX + 125 bps ) , 5/23/25 , Callable 2/23/25 @ 100 (b) ........... 350,000 350,909
Metropolitan Life Global Funding I , 5 .40% , 9/12/28 (a) ............................ 500,000 521,954
New York Life Global Funding , 5 .45% , 9/18/26 (a) ............................... 500,000 513,913
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 500,000 514,579
Penske Truck Leasing Co. LP/PTL Finance Corp. , 5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (a) 400,000 412,918
Protective Life Global Funding , 5 .47% , 12/8/28 (a) ............................... 400,000 418,164
Reliance Standard Life Global Funding II , 2 .75% , 1/21/27 (a) ........................ 350,000 333,622
RGA Global Funding , 6 .00% , 11/21/28 (a) ..................................... 400,000 424,243
Sammons Financial Group, Inc. , 4 .45% , 5/12/27 , Callable 2/12/27 @ 100 (a) (f) ........... 500,000 494,852
State Street Corp. , 5 .75% ( SOFR + 135 bps ) , 11/4/26 , Callable 11/4/25 @ 100 (b) .......... 907,000 919,216
The Bank of New York Mellon Corp. , 4 .41% ( SOFR + 135 bps ) , 7/24/26 , Callable 7/24/25 @
100 (b) ........................................................... 683,000 681,832
The Goldman Sachs Group, Inc. , 6 .82% ( SOFR + 185 bps ) , 3/15/28 , Callable 3/15/27 @ 100 (b) 500,000 510,794

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
The Huntington National Bank , 5 .70% ( SOFR + 122 bps ) , 11/18/25 , Callable 11/18/24 @ 100 (b) $ 500,000 $ 500,012
Truist Bank , 3 .80% , 10/30/26 , Callable 9/30/26 @ 100 ............................ 500,000 494,410
U.S. Bancorp , 4 .55% ( SOFR + 166 bps ) , 7/22/28 , Callable 7/22/27 @ 100 (b) ............. 500,000 503,717
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 500,000 534,903
Wells Fargo & Co. , 2 .41% ( TSFR3M + 109 bps ) , 10/30/25 , Callable 10/30/24 @ 100 , MTN (b) . 577,000 575,478
17,942,708
Health Care (2.5%):
Centene Corp. , 4 .25% , 12/15/27 , Callable 10/21/24 @ 101.42 ....................... 621,000 610,236
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .20% , 6/15/29 , Callable 5/15/29 @
100 (a) ........................................................... 500,000 515,668
Humana, Inc. , 5 .70% , 3/13/26 , Callable 10/15/24 @ 100 ........................... 932,000 932,234
Universal Health Services, Inc. , 1 .65% , 9/1/26 , Callable 8/1/26 @ 100 ................. 937,000 887,390
2,945,528
Industrials (1.9%):
American Airlines Pass Through Trust , 3 .60% , 9/22/27 ............................ 716,776 693,150
GXO Logistics, Inc. , 6 .25% , 5/6/29 , Callable 4/6/29 @ 100 ......................... 400,000 420,896
Hexcel Corp. , 4 .95% , 8/15/25 , Callable 5/15/25 @ 100 ............................ 522,000 520,666
United Airlines Pass Through Trust
4 .00% , 4/11/26 ..................................................... 254,192 249,515
3 .45% , 12/1/27 .................................................... 321,304 309,201
2,193,428
Information Technology (1.1%):
Cadence Design Systems, Inc. , 4 .38% , 10/15/24 ................................. 1,173,000 1,172,261
KLA Corp. , 4 .65% , 11/1/24 ................................................ 144,000 143,874
1,316,135
Real Estate (2.5%):
EPR Properties , 4 .50% , 6/1/27 , Callable 3/1/27 @ 100 ............................ 250,000 246,493
GLP Capital LP/GLP Financing II, Inc. , 5 .38% , 4/15/26 , Callable 1/15/26 @ 100 ......... 500,000 502,186
Regency Centers LP , 3 .90% , 11/1/25 , Callable 8/1/25 @ 100 ........................ 1,194,000 1,181,911
Retail Opportunity Investments Partnership LP , 6 .75% , 10/15/28 , Callable 9/15/28 @ 100 ... 500,000 536,903
SBA Tower Trust , 4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ..................... 500,000 497,275
2,964,768
Total Corporate Bonds (Cost $30,606,676) 31,149,085
Yankee Dollars (12.3%)
Consumer Discretionary (0.2%):
Melco Resorts Finance Ltd. , 5 .25% , 4/26/26 , Callable 11/4/24 @ 100 (a) ................ 250,000 245,218
Energy (0.5%):
Var Energi ASA , 7 .50% , 1/15/28 , Callable 12/15/27 @ 100 (a) ....................... 500,000 534,802
Financials (8.6%):
ABN AMRO Bank NV , 6 .34% ( H15T1Y + 165 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ... 720,000 745,338
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 1 .75% , 1/30/26 , Callable 12/30/25
@ 100 ........................................................... 600,000 578,247
Bank of Montreal , 5 .72% , 9/25/28 , Callable 8/25/28 @ 100 ......................... 500,000 527,042
Barclays PLC , 6 .49% ( SOFR + 222 bps ) , 9/13/29 , Callable 9/13/28 @ 100 (b) ............. 750,000 800,405
BBVA Bancomer SA , 5 .35% ( H15T5Y + 300 bps ) , 11/12/29 , Callable 11/12/24 @ 100 (a) (b) .. 400,000 397,783
Canadian Imperial Bank of Commerce , 5 .93% , 10/2/26 ............................ 500,000 516,672
Danske Bank A/S , 6 .26% ( H15T1Y + 118 bps ) , 9/22/26 , Callable 9/22/25 @ 100 (a) (b) ...... 750,000 761,625
Deutsche Bank AG , 6 .32% ( SOFR + 122 bps ) , 11/16/27 , Callable 11/16/26 @ 100 (b) ....... 500,000 497,487
Enstar Group Ltd. , 4 .95% , 6/1/29 , Callable 3/1/29 @ 100 .......................... 500,000 502,699
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 250,000 260,754
Nationwide Building Society , 6 .56% ( SOFR + 191 bps ) , 10/18/27 , Callable 10/18/26 @
100 (a) (b) ......................................................... 500,000 520,503
Phoenix Group Holdings PLC , 5 .38% , 7/6/27 , MTN .............................. 500,000 496,860
QBE Insurance Group Ltd. , 5 .88% ( H15T5Y + 551 bps ) , Callable 5/12/25 @ 100 (a) (b) (e) .... 250,000 249,441
Societe Generale SA , 5 .52% ( H15T1Y + 150 bps ) , 1/19/28 , Callable 1/19/27 @ 100 (a) (b) .... 500,000 506,709
Svenska Handelsbanken AB , 5 .50% , 6/15/28 (a) ................................. 750,000 776,057

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Swedbank AB , 6 .14% , 9/12/26 (a) ........................................... $ 500,000 $ 516,498
The Bank of Nova Scotia , 4 .90% ( H15T5Y + 455 bps ) , Callable 6/4/25 @ 100 (b) (e) ........ 500,000 494,132
UBS Group AG , 4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .......................... 1,000,000 992,181
10,140,433
Industrials (0.8%):
Avolon Holdings Funding Ltd. , 5 .50% , 1/15/26 , Callable 12/15/25 @ 100 (a) ............ 393,000 395,044
Element Fleet Management Corp. , 6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (a) ........... 500,000 532,577
927,621
Information Technology (1.3%):
NXP BV/NXP Funding LLC , 5 .35% , 3/1/26 , Callable 1/1/26 @ 100 .................. 1,000,000 1,010,136
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 500,000 527,634
1,537,770
Materials (0.5%):
OCI NV , 4 .63% , 10/15/25 , Callable 11/4/24 @ 100 (a) ............................. 590,000 587,432
Utilities (0.4%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 (g) ............................ 500,000 506,243
Total Yankee Dollars (Cost $14,074,507) 14,479,519
Municipal Bonds (0.4%)
Maryland (0.2%):
Maryland Economic Development Corp. Revenue , 4 .79% , 11/30/29 ................... 250,000 253,360
Ohio (0.2%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 200,000 204,785
Total Municipal Bonds (Cost $450,000) 458,145
U.S. Government Agency Mortgages (2.6%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) , (a) (b) (e) ............................... 250,000 250,170
Federal Home Loan Banks
5 .65% , 7/30/31 .................................................... 300,000 300,282
Federal Home Loan Mortgage Corporation
7 .00% , 9/1/38 ..................................................... 1,752 1,938
5 .50% , 10/1/38 .................................................... 395,362 404,266
5 .00% , 8/1/40 ..................................................... 316,664 325,887
732,091
Federal National Mortgage Association
6 .00% , 2/1/37 ..................................................... 481,365 507,780
5 .00% , 2/1/41 - 10/1/41 .............................................. 1,261,640 1,296,556
1,804,336
Total U.S. Government Agency Mortgages (Cost $3,195,519) 3,086,879
U.S. Treasury Obligations (8.9%)
U.S. Treasury Notes
3 .50% , 9/15/25 .................................................... 1,350,000 1,343,725
4 .50% , 7/15/26 .................................................... 1,000,000 1,013,867
4 .63% , 10/15/26 .................................................... 1,000,000 1,018,984
1 .50% , 1/31/27 .................................................... 1,250,000 1,191,406
2 .75% , 4/30/27 .................................................... 500,000 489,727
3 .88% , 11/30/27 .................................................... 1,250,000 1,260,937
4 .00% , 6/30/28 .................................................... 750,000 761,250
1 .25% , 9/30/28 .................................................... 700,000 639,680

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
2 .75% , 5/31/29 .................................................... $ 1,500,000 $ 1,446,445
3 .75% , 6/30/30 .................................................... 1,200,000 1,207,875
Total U.S. Treasury Obligations (Cost $10,187,635) 10,373,896
Commercial Paper (3.4%)
Energy (0.2%):
Targa Resources Corp. , 5 .43% , 10/29/24 (a) (h) .................................. 250,000 248,918
Industrials (1.2%):
Huntington Ingalls Industries, Inc. , 5 .25% , 10/2/24 (a) (h) ........................... 1,100,000 1,099,681
Sonoco Products Co. , 4 .90% , 10/1/24 (h) ...................................... 300,000 299,959
1,399,640
Information Technology (0.9%):
Jabil, Inc. , 5 .35% , 10/3/24 (a) (h) ............................................ 1,000,000 999,536
Real Estate (0.4%):
Crown Castle International Corp. , 5 .32% , 10/24/24 (a) (h) ........................... 500,000 498,252
Utilities (0.7%):
Guadalupe Valley Electric Cooperative, Inc. , 5 .47% , 10/9/24 (a) (h) .................... 800,000 798,875
Total Commercial Paper (Cost $3,945,876) 3,945,221
Shares
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (i) ........ 127,463 127,463
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (i) ............ 127,463 127,463
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (i) ................ 127,463 127,463
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (i) . 127,463 127,463
Total Collateral for Securities Loaned (Cost $509,852) 509,852
Total Investments (Cost $116,852,800) — 100.9% 118,472,507
Liabilities in excess of other assets — (0.9)% (1,040,191)
NET ASSETS - 100.00% $ 117,432,316
At September 30, 2024, the Fund's investments in foreign securities were 13.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$47,123,320 and amounted to 40.1% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2024.
(c) Security is interest only.
(d) Amount represents less than 0.05% of net assets.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) All or a portion of this security is on loan.
(g) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(h) Rate represents the effective yield at September 30, 2024.
(i) Rate disclosed is the daily yield on September 30, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2024.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of September 30, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of September 30, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of September 30, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of September 30, 2024.

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory High Yield Fund

(Unaudited)
Security Description Shares Value
Common Stocks (0.4%)
Consumer Discretionary (0.2%):
Jo-Ann Stores LLC (a) ................................................... 3,118 $ 3,118
Men's Wearhouse, Inc. (a) ................................................. 20,063 300,945
304,063
Health Care (0.2%):
Air Methods Corp. (a) .................................................... 11,817 384,053
Covis Parent SCA, Class A Shares (a) (b) ....................................... 1,622 —
Covis Parent SCA, Class B Shares (a) (b) ....................................... 1,622 —
Covis Parent SCA, Class C Shares (a) (b) ....................................... 1,622 —
Covis Parent SCA, Class D Shares (a) (b) ...................................... 1,622 —
Covis Parent SCA, Class E Shares (a) (b) ....................................... 1,622 —
384,053
Total Common Stocks (Cost $231,429) 688,116
Principal Amount
Senior Secured Loans (16.2%)
Communication Services (0.9%):
Frontier Communications Holdings LLC, 2024 Refinancing Term Loans, First Lien , 8 .76%
( SOFR06M + 350 bps ) , 7/1/31 (c) ......................................... $ 1,600,000 1,608,000
Consumer Discretionary (4.7%):
Bally's Corp., Term B Facility Loans, First Lien , 8 .53% ( SOFR03M + 325 bps ) , 10/2/28 (c) ... 863,851 821,738
Carnival Corp., 2027 Term Loan, First Lien , 8 .00% ( SOFR01M + 275 bps ) , 8/9/27 (c) ....... 347,321 347,863
Cengage Learning, Inc., Term B Loans, First Lien , 9 .54% ( SOFR06M + 425 bps ) , 3/24/31 (c) .. 746,250 747,429
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 8 .85% ( SOFR01M + 375 bps ) ,
1/29/29 (c) ........................................................ 1,347,302 1,342,910
Fleet Midco I Ltd., Term Loan B2, First Lien , 7 .58% ( SOFR06M + 275 bps ) , 2/21/31 (c) ..... 914,167 911,881
Houghton Mifflin Harcourt Co., Term B Loans, First Lien , 10 .50% ( SOFR01M + 525 bps ) ,
4/9/29 (c) ......................................................... 1,989,848 1,930,510
Men's Wearhouse, Inc., Term Loans, First Lien , 11 .74% ( SOFR03M + 650 bps ) , 2/26/29 (c) ... 767,493 761,100
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 8 .58%
( SOFR03M + 325 bps ) , 3/3/28 (c) ......................................... 699,297 663,996
The Michaels Cos., Inc., Term B Loans, First Lien , 9 .58% ( SOFR03M + 425 bps ) , 4/17/28 (c) .. 1,542,469 1,213,152
8,740,579
Energy (0.7%):
Traverse Midstream Partners LLC, Advance, First Lien , 8 .75% ( SOFR03M + 350 bps ) ,
2/16/28 (c) ........................................................ 1,203,690 1,204,063
Financials (3.1%):
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien , 8 .57% ( SOFR03M + 350 bps ) ,
2/25/29 (c) ........................................................ 893,147 884,216
Knight Health Holdings LLC, Term B Loans, First Lien , 10 .50% ( SOFR01M + 525 bps ) ,
12/15/28 (c) ....................................................... 3,890,000 2,165,446
Virgin Media Bristol LLC, N Facility, First Lien , 7 .60% ( SOFR01M + 250 bps ) , 1/31/28 (c) ... 1,000,000 955,830
WestJet Loyalty LP, Initial Term Loan, First Lien , 9 .08% ( SOFR03M + 375 bps ) , 2/14/31 (c) .. 1,741,250 1,720,930
5,726,422
Health Care (4.9%):
Amneal Pharmaceuticals LLC, Term Loan, First Lien , 10 .75% ( SOFR01M + 550 bps ) , 5/4/28 (c) 1,717,188 1,735,081
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien , 11 .83% ( SOFR03M + 650 bps ) ,
2/4/27 (c) ......................................................... 1,954,274 762,167
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien , 13 .83%
( SOFR03M + 850 bps ) , 2/4/27 (c) ......................................... 41,742 16,279
Embecta Corp., Initial Term Loan, First Lien , 8 .25% ( SOFR01M + 300 bps ) , 3/30/29 (c) ...... 1,843,045 1,793,891
Global Medical Response, Inc., 2024 Extented Term Loan, First Lien , 10 .46%
( SOFR01M + 550 bps ) , 10/31/28 (c) ....................................... 1,758,747 1,746,101
LifeScan Global Corp., Term Loan, First Lien , 11 .63% ( SOFR03M + 650 bps ) , 12/31/26 (c) ... 2,110,092 844,037
Radiology Partners, Inc., Term B, First Lien , 8 .62% ( SOFR03M + 350 bps ) , 1/31/29 (c) ...... 1,347,211 1,316,064
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien , 10 .50%
( SOFR03M + 525 bps ) , 3/2/27 (c) ......................................... 985,787 940,657

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien , 10 .50%
( SOFR01M + 525 bps ) , 3/2/27 (c) ......................................... $ 2,843 $ 2,713
9,156,990
Industrials (1.0%):
Air Canada, Term Loans, First Lien , 7 .25% ( SOFR03M + 250 bps ) , 3/21/31 (c) ............ 810,925 811,939
Cotiviti Corp., Initial Fixed Rate Term Loans, First Lien , 7 .63% ( SOFR01M + 763 bps ) ,
5/1/31 (c) ......................................................... 1,125,000 1,129,219
1,941,158
Information Technology (0.9%):
McAfee Corp., Tranche B-1 Term Loan, First Lien , 8 .45% ( SOFR01M + 325 bps ) , 3/1/29 (c) .. 1,745,625 1,737,438
Total Senior Secured Loans (Cost $34,026,129) 30,114,650
Corporate Bonds (55.0%)
Communication Services (10.1%):
AMC Networks, Inc. , 10 .25% , 1/15/29 , Callable 1/15/26 @ 105.13 (d) ................. 1,375,000 1,415,902
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. , 8 .00% , 6/15/29 , Callable
6/15/25 @ 104 (d) ................................................... 1,750,000 1,820,761
Clear Channel Outdoor Holdings, Inc. , 7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (d) ....... 1,800,000 1,883,808
CSC Holdings LLC
11 .75% , 1/31/29 , Callable 1/31/26 @ 105.88 (d) ............................. 900,000 868,673
6 .50% , 2/1/29 , Callable 10/15/24 @ 103.25 (d) .............................. 2,800,000 2,316,353
Cumulus Media New Holdings, Inc. , 8 .00% , 7/1/29 , Callable 11/4/24 @ 100 (d) .......... 2,028,000 806,754
Frontier Communications Holdings LLC , 5 .88% , 10/15/27 , Callable 11/4/24 @ 101.47 (d) ... 1,750,000 1,757,026
Gray Television, Inc.
7 .00% , 5/15/27 , Callable 10/15/24 @ 101.75 (d) (e) ........................... 1,000,000 982,694
5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (d) ............................ 1,950,000 1,217,634
Scripps Escrow II, Inc. , 5 .38% , 1/15/31 , Callable 1/15/26 @ 102.69 (d) (e) ............... 2,600,000 1,509,474
Sinclair Television Group, Inc. , 5 .50% , 3/1/30 , Callable 12/1/24 @ 102.75 (d) (e) .......... 3,275,000 2,365,815
Univision Communications, Inc. , 7 .38% , 6/30/30 , Callable 6/30/25 @ 103.69 (d) .......... 1,750,000 1,692,089
18,636,983
Consumer Discretionary (14.1%):
American Axle & Manufacturing, Inc. , 6 .88% , 7/1/28 , Callable 10/15/24 @ 101.72 ........ 2,000,000 1,994,886
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. , 5 .38% , 3/1/29 , Callable 11/4/24 @
102.69 (d) (e) ...................................................... 1,625,000 1,519,230
Beazer Homes USA, Inc. , 7 .50% , 3/15/31 , Callable 3/15/27 @ 103.75 (d) ............... 2,000,000 2,077,917
Caesars Entertainment, Inc.
8 .13% , 7/1/27 , Callable 10/15/24 @ 102.03 (d) .............................. 2,105,000 2,149,512
6 .50% , 2/15/32 , Callable 2/15/27 @ 103.25 (d) .............................. 500,000 517,158
Cinemark USA, Inc. , 5 .25% , 7/15/28 , Callable 11/4/24 @ 102.63 (d) .................. 725,000 712,784
Hanesbrands, Inc.
4 .88% , 5/15/26 , Callable 2/15/26 @ 100 (d) ................................ 750,000 743,189
9 .00% , 2/15/31 , Callable 2/15/26 @ 104.5 (d) (e) ............................. 1,000,000 1,079,581
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc , 6 .63% ,
1/15/32 , Callable 1/15/27 @ 103.31 (d) .................................... 1,600,000 1,621,026
LBM Acquisition LLC , 6 .25% , 1/15/29 , Callable 11/4/24 @ 103.13 (d) ................. 1,750,000 1,655,835
Light & Wonder International, Inc. , 7 .00% , 5/15/28 , Callable 10/21/24 @ 101.75 (d) ....... 2,625,000 2,645,158
PetSmart, Inc./PetSmart Finance Corp. , 7 .75% , 2/15/29 , Callable 11/4/24 @ 103.88 (d) ..... 1,600,000 1,578,282
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable
3/1/25 @ 103.31 (d) ................................................. 2,500,000 2,482,275
Station Casinos LLC , 4 .50% , 2/15/28 , Callable 11/4/24 @ 101.13 (d) .................. 1,500,000 1,448,852
The Goodyear Tire & Rubber Co. , 5 .25% , 7/15/31 , Callable 4/15/31 @ 100 (e) ........... 1,625,000 1,467,216
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. , 7 .13% , 2/15/31 , Callable 11/15/30 @
100 (d) ........................................................... 2,300,000 2,489,645
26,182,546
Consumer Staples (2.3%):
B&G Foods, Inc.
5 .25% , 9/15/27 , Callable 11/4/24 @ 101.31 (e) .............................. 1,900,000 1,823,049
8 .00% , 9/15/28 , Callable 9/15/25 @ 104 (d) ................................ 500,000 522,880

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Post Holdings, Inc. , 4 .50% , 9/15/31 , Callable 9/15/26 @ 102.25 (d) ................... $ 2,000,000 $ 1,869,813
4,215,742
Energy (5.2%):
Antero Resources Corp. , 7 .63% , 2/1/29 , Callable 11/4/24 @ 103.81 (d) ................. 1,050,000 1,082,834
Comstock Resources, Inc. , 6 .75% , 3/1/29 , Callable 10/21/24 @ 103.38 (d) .............. 2,251,000 2,200,391
Delek Logistics Partners LP/Delek Logistics Finance Corp. , 8 .63% , 3/15/29 , Callable 3/15/26
@ 104.31 (d) ...................................................... 1,500,000 1,579,240
New Fortress Energy, Inc.
6 .75% , 9/15/25 , Callable 10/25/24 @ 100 (d) (e) ............................. 325,000 310,528
6 .50% , 9/30/26 , Callable 11/4/24 @ 101.63 (d) (e) ............................ 1,000,000 841,986
8 .75% , 3/15/29 , Callable 3/15/26 @ 104.38 (d) (e) ............................ 500,000 377,062
PBF Holding Co. LLC/PBF Finance Corp. , 6 .00% , 2/15/28 , Callable 11/4/24 @ 101.5 ..... 1,750,000 1,728,860
Permian Resources Operating LLC , 5 .88% , 7/1/29 , Callable 11/4/24 @ 102.94 (d) ......... 280,000 280,348
Talos Production, Inc.
9 .00% , 2/1/29 , Callable 2/1/26 @ 104.5 (d) ................................. 750,000 772,359
9 .38% , 2/1/31 , Callable 2/1/27 @ 104.69 (d) ................................ 450,000 462,513
9,636,121
Financials (5.2%):
Acrisure LLC/Acrisure Finance, Inc. , 7 .50% , 11/6/30 , Callable 5/15/26 @ 103.75 (d) ....... 2,100,000 2,162,758
Arsenal AIC Parent LLC , 8 .00% , 10/1/30 , Callable 10/1/26 @ 104 (d) ................. 875,000 939,161
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (d) ............ 500,000 536,357
McGraw-Hill Education, Inc. , 8 .00% , 8/1/29 , Callable 11/4/24 @ 104 (d) ............... 1,875,000 1,882,900
NESCO Holdings II, Inc. , 5 .50% , 4/15/29 , Callable 11/4/24 @ 102.75 (d) ............... 2,050,000 1,889,032
Stagwell Global LLC , 5 .63% , 8/15/29 , Callable 11/4/24 @ 102.81 (d) .................. 2,300,000 2,227,180
9,637,388
Health Care (5.9%):
CHS/Community Health Systems, Inc. , 6 .13% , 4/1/30 , Callable 4/1/25 @ 103.06 (d) (e) ..... 2,550,000 2,174,621
Embecta Corp. , 5 .00% , 2/15/30 , Callable 2/15/27 @ 101.25 (d) ...................... 1,000,000 919,943
LifePoint Health, Inc.
5 .38% , 1/15/29 , Callable 11/4/24 @ 102.69 (d) .............................. 1,700,000 1,600,922
11 .00% , 10/15/30 , Callable 10/15/26 @ 105.5 (d) ............................ 1,250,000 1,413,405
Organon & Co./Organon Foreign Debt Co.-Issuer BV , 5 .13% , 4/30/31 , Callable 4/30/26 @
102.56 (d) (e) ...................................................... 2,000,000 1,882,141
Radiology Partners, Inc. , 9 .78% , 2/15/30 , Continuously Callable @100 (d) (e) (f) .......... 3,166,633 2,992,280
10,983,312
Industrials (5.0%):
American Airlines, Inc.
7 .25% , 2/15/28 , Callable 2/15/25 @ 103.63 (d) (e) ............................ 1,875,000 1,918,742
8 .50% , 5/15/29 , Callable 11/15/25 @ 104.25 (d) ............................. 500,000 530,157
Chart Industries, Inc. , 7 .50% , 1/1/30 , Callable 1/1/26 @ 103.75 (d) .................... 875,000 922,582
ITT Holdings LLC , 6 .50% , 8/1/29 , Callable 11/4/24 @ 103.25 (d) .................... 2,500,000 2,371,565
Madison IAQ LLC , 5 .88% , 6/30/29 , Callable 11/4/24 @ 102.94 (d) ................... 1,250,000 1,217,950
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. , 6 .50% , 6/20/27 ,
Callable 11/4/24 @ 101.63 (d) .......................................... 90,000 91,122
Rand Parent LLC , 8 .50% , 2/15/30 , Callable 2/15/26 @ 104.25 (d) .................... 1,700,000 1,731,836
WESCO Distribution, Inc. , 7 .25% , 6/15/28 , Callable 11/4/24 @ 102.42 (d) .............. 375,000 383,940
9,167,894
Information Technology (3.8%):
Cloud Software Group, Inc.
6 .50% , 3/31/29 , Callable 9/30/25 @ 103.25 (d) .............................. 2,250,000 2,239,335
9 .00% , 9/30/29 , Callable 9/30/25 @ 104.5 (d) ............................... 1,300,000 1,323,094
Neptune BidCo US, Inc. , 9 .29% , 4/15/29 , Callable 10/15/25 @ 104.65 (d) ............... 2,500,000 2,447,437
UKG, Inc. , 6 .88% , 2/1/31 , Callable 2/1/27 @ 103.44 (d) ........................... 1,000,000 1,033,705
7,043,571
Materials (2.9%):
AmeriTex HoldCo Intermediate LLC , 10 .25% , 10/15/28 , Callable 10/15/25 @ 105.13 (d) (e) .. 1,750,000 1,829,818
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. , 5 .25% , 8/15/27 , Callable 11/4/24
@ 100 (d) (e) ....................................................... 1,250,000 943,563
ATI, Inc. , 5 .13% , 10/1/31 , Callable 10/1/26 @ 102.56 ............................. 1,125,000 1,094,070

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
CVR Partners LP/CVR Nitrogen Finance Corp. , 6 .13% , 6/15/28 , Callable 11/4/24 @ 103.06 (d) $ 1,600,000 $ 1,567,568
5,435,019
Utilities (0.5%):
Calpine Corp. , 5 .13% , 3/15/28 , Callable 11/4/24 @ 101.71 (d) ....................... 1,000,000 985,441
Total Corporate Bonds (Cost $103,086,490) 101,924,017
Yankee Dollars (15.9%)
Communication Services (2.3%):
Intelsat Jackson Holdings SA , 6 .50% , 3/15/30 , Callable 3/15/25 @ 102 (d) .............. 2,565,000 2,464,686
Telesat Canada/Telesat LLC , 5 .63% , 12/6/26 , Callable 10/21/24 @ 102.81 (d) (e) .......... 3,750,000 1,786,700
4,251,386
Consumer Discretionary (3.0%):
Adient Global Holdings Ltd. , 8 .25% , 4/15/31 , Callable 4/15/26 @ 104.13 (d) ............ 2,000,000 2,123,170
Carnival Corp. , 6 .00% , 5/1/29 , Callable 11/6/24 @ 103 (d) (e) ........................ 1,000,000 1,012,014
International Game Technology PLC , 5 .25% , 1/15/29 , Callable 11/4/24 @ 102.63 (d) ....... 1,000,000 995,775
Viking Cruises Ltd. , 9 .13% , 7/15/31 , Callable 7/15/26 @ 104.56 (d) ................... 1,000,000 1,092,806
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 11/4/24 @ 102.81 (d) ....... 375,000 374,033
5,597,798
Energy (2.9%):
Seadrill Finance Ltd. , 8 .38% , 8/1/30 , Callable 8/1/26 @ 104.19 (d) .................... 1,500,000 1,568,445
TechnipFMC PLC , 6 .50% , 2/1/26 , Callable 11/4/24 @ 101.63 (d) ..................... 800,000 802,476
Transocean, Inc.
8 .00% , 2/1/27 , Callable 10/15/24 @ 102 (d) ................................ 1,536,000 1,535,327
7 .50% , 4/15/31 .................................................... 1,625,000 1,496,376
5,402,624
Financials (1.1%):
Diamond Foreign Asset Co./Diamond Finance LLC , 8 .50% , 10/1/30 , Callable 10/1/26 @
104.25 (d) ........................................................ 2,000,000 2,089,505
Health Care (1.0%):
Bausch Health Cos., Inc. , 6 .13% , 2/1/27 , Callable 11/4/24 @ 103.06 (d) (e) .............. 2,000,000 1,804,761
Industrials (2.7%):
Bombardier, Inc.
7 .88% , 4/15/27 , Callable 11/4/24 @ 100 (d) ................................ 711,000 712,961
8 .75% , 11/15/30 , Callable 11/15/26 @ 104.38 (d) ............................ 875,000 960,810
Husky Injection Molding Systems Ltd/Titan Co-Borrower LLC , 9 .00% , 2/15/29 , Callable
2/15/26 @ 104.5 (d) ................................................. 1,000,000 1,039,995
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 6 .38% , 2/1/30 , Callable 2/1/25
@ 103.19 (d) (e) .................................................... 2,750,000 2,360,950
5,074,716
Materials (2.9%):
INEOS Finance PLC
6 .75% , 5/15/28 , Callable 2/15/25 @ 103.38 (d) .............................. 1,964,000 1,986,201
7 .50% , 4/15/29 , Callable 4/15/26 @ 103.75 (d) .............................. 2,000,000 2,090,578
NOVA Chemicals Corp. , 9 .00% , 2/15/30 , Callable 8/15/26 @ 104.5 (d) ................. 1,150,000 1,245,621
5,322,400
Total Yankee Dollars (Cost $30,129,090) 29,543,190
U.S. Government Agency Mortgages (5.9%)
Federal Home Loan Bank
4 .64% , 10/1/24 (g) .................................................. 11,000,000 10,998,581
Total U.S. Government Agency Mortgages (Cost $11,000,000) 10,998,581

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Exchange-Traded Funds (4.1%)
iShares iBoxx $ High Yield Corporate Bond ETF (e) .............................. 46,050 $ 3,697,815
SPDR Blackstone Senior Loan ETF .......................................... 21,535 899,301
SPDR Bloomberg High Yield Bond ETF (e) .................................... 29,925 2,926,366
Total Exchange-Traded Funds (Cost $7,360,467) 7,523,482
Collateral for Securities Loaned (15.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (h) ........ 7,006,155 7,006,155
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (h) ............ 7,006,155 7,006,155
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (h) ............... 7,006,155 7,006,155
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (h) . 7,006,155 7,006,155
Total Collateral for Securities Loaned (Cost $28,024,620) 28,024,620
Total Investments (Cost $213,858,225) — 112.6% 208,816,656
Liabilities in excess of other assets — (12.6)% (23,290,060)
NET ASSETS - 100.00% $ 185,526,596
At September 30, 2024, the Fund's investments in foreign securities were 17.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of September 30, 2024.
(c) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2024.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$121,862,750 and amounted to 65.7% of net assets.
(e) All or a portion of this security is on loan.
(f) All of the coupon is PIK.
(g) Rate represents the effective yield at September 30, 2024.
(h) Rate disclosed is the daily yield on September 30, 2024.
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETF
—
Exchange-Traded Fund
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of September 30, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of September 30, 2024.
SOFR06M
—
6 Month SOFR, rate disclosed as of September 30, 2024.

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Tax-Exempt Fund

(Unaudited)
Security Description Principal Amount Value
Municipal Bonds (98.5%)
Alabama (0.6%):
Mobile County IDA Revenue AMT, Series A, 5.00%, 6/1/54, Continuously Callable @100 .. $ 250,000 $ 259,368
Arizona (1.4%):
City of Phoenix Civic Improvement Corp. Revenue AMT, 5.00%, 7/1/44, Continuously
Callable @100 ..................................................... 540,000 559,800
Arkansas (2.0%):
Arkansas Development Finance Authority Revenue, 3.20%, 12/1/49, Continuously Callable
@100 ........................................................... 750,000 610,996
University of Central Arkansas Revenue (INS - Build America Mutual Assurance Co.), Series
A, 3.00%, 11/1/49, Continuously Callable @100 ............................ 265,000 204,004
815,000
California (1.2%):
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT, Series A, 4.00%, 5/1/52, Continuously Callable @100 .................... 500,000 471,048
Colorado (4.5%):
Colorado Educational & Cultural Facilities Authority Revenue, 4.50%, 7/1/53, Continuously
Callable @100 ..................................................... 500,000 488,882
Colorado Health Facilities Authority Revenue, Series A, 4.00%, 12/1/50, Continuously
Callable @103 ..................................................... 750,000 676,500
Gold Hill Mesa Metropolitan District No. 2, GO (INS - Build America Mutual Assurance Co.),
5.50%, 12/1/47, Continuously Callable @100 ............................... 585,000 647,913
1,813,295
Florida (12.9%):
Capital Trust Agency, Inc. Revenue, 5.00%, 8/1/55, Continuously Callable @100 ......... 400,000 405,865
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @103 ........... 500,000 428,548
County of Broward Airport System Revenue AMT, 4.00%, 10/1/49, Continuously Callable
@100 ........................................................... 500,000 476,178
County of Broward FL Port Facilities Revenue, 4.00%, 9/1/49, Continuously Callable @100 . 500,000 476,234
County of Lee Airport Revenue AMT, 5.25%, 10/1/54, Continuously Callable @100 ....... 500,000 542,466
County of Miami-Dade Revenue, Series A, 5.00%, 6/1/33, Continuously Callable @100 .... 1,000,000 1,011,935
County of Miami-Dade Seaport Department Revenue AMT, Series B-1, 4.00%, 10/1/50,
Continuously Callable @100 ........................................... 500,000 478,007
Florida Development Finance Corp. Revenue, Series A, 5.00%, 6/15/55, Continuously Callable
@100 ........................................................... 500,000 503,588
Hillsborough County IDA Revenue, 4.00%, 8/1/50, Continuously Callable @100 ......... 500,000 449,075
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103 ............ 500,000 453,244
5,225,140
Georgia (4.5%):
Development Authority of Appling County Revenue
2.20%, 9/1/29, Continuously Callable @100(a) ............................. 700,000 700,000
Series GA, 2.20%, 9/1/41, Continuously Callable @100(a) ..................... 600,000 600,000
Private Colleges & Universities Authority Revenue, 5.25%, 10/1/51, Continuously Callable
@100 ........................................................... 500,000 542,654
1,842,654
Guam (2.5%):
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100 .... 1,000,000 1,023,324
Illinois (16.1%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 6.00%, 4/1/46,
Continuously Callable @100 ........................................... 1,275,000 1,339,559
Chicago O'Hare International Airport Revenue AMT, Series A, 5.50%, 1/1/59, Continuously
Callable @100 ..................................................... 1,000,000 1,086,804
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/34, Continuously Callable @100 ............................... 1,000,000 1,003,755
5.00%, 1/1/47, Continuously Callable @100 ............................... 1,000,000 1,021,766
Sales Tax Securitization Corp. Revenue, Series C, 5.00%, 1/1/43, Continuously Callable @100 1,500,000 1,580,306
State of Illinois, GO, Series B, 4.50%, 5/1/48, Continuously Callable @100 ............. 500,000 508,687
6,540,877
Indiana (1.3%):
Indiana Finance Authority Revenue, Series A, 5.50%, 7/1/52, Continuously Callable @100 .. 500,000 532,202

Victory Portfolios
Victory Tax-Exempt Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Iowa (1.0%):
Iowa Finance Authority Revenue, Series A-1, 4.00%, 5/15/55, Continuously Callable @103 . $ 500,000 $ 418,736
Kansas (0.5%):
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41,
Continuously Callable @103(b) ........................................ 200,000 205,080
Maryland (0.6%):
City of Gaithersburg Revenue, 5.13%, 1/1/42, Continuously Callable @103 ............. 250,000 258,396
Massachusetts (1.0%):
University of Massachusetts Building Authority Revenue, Series 2021-1, 5.00%, 11/1/39,
Continuously Callable @100 ........................................... 410,000 410,424
Michigan (2.6%):
City of Detroit, GO, 6.00%, 5/1/43, Continuously Callable @100 ..................... 250,000 287,266
Michigan Finance Authority Revenue
4.00%, 2/15/50, Continuously Callable @100 ............................... 500,000 479,635
4.00%, 12/1/51, Continuously Callable @100 ............................... 445,000 273,846
1,040,747
Missouri (2.8%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42,
Continuously Callable @100(b) ........................................ 1,150,000 1,120,831
New Hampshire (1.3%):
New Hampshire Business Finance Authority Revenue, Series A, 5.25%, 7/1/48, Continuously
Callable @103 ..................................................... 500,000 532,950
New Jersey (1.9%):
New Jersey Transportation Trust Fund Authority Revenue
3.50%, 6/15/46, Continuously Callable @100 ............................... 200,000 179,643
Series A, 12/15/38(c) ................................................ 1,000,000 590,246
769,889
New York (13.7%):
Build NYC Resource Corp. Revenue, 4.75%, 6/15/53, Continuously Callable @100 ....... 350,000 350,247
City of Dunkirk, GO, 7.50%, 7/24/25(b) ...................................... 250,000 252,545
City of New York, GO, Series B-3, 1.85%, 10/1/46, Continuously Callable @100(a) ....... 1,300,000 1,300,000
Metropolitan Transportation Authority Revenue
Series B-1, 5.00%, 11/15/56, Continuously Callable @100 ..................... 1,545,000 1,573,495
Series D-3, 4.00%, 11/15/49, Continuously Callable @100 ..................... 500,000 485,461
New York Counties Tobacco Trust II Revenue, 5.75%, 6/1/43, Continuously Callable @100 . 190,000 190,374
New York State Dormitory Authority Revenue, 6.00%, 7/1/40, Continuously Callable @100(b) 215,000 197,578
Schenectady County Capital Resource Corp. Revenue, 5.25%, 7/1/52, Continuously Callable
@100 ........................................................... 200,000 219,128
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100 ............ 1,000,000 1,018,237
5,587,065
North Carolina (1.8%):
North Carolina Medical Care Commission Revenue
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 500,000 423,182
Series A, 4.00%, 10/1/50, Continuously Callable @103 ........................ 350,000 319,517
742,699
Ohio (8.5%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series B-2, 5.00%, 6/1/55,
Continuously Callable @100 ........................................... 900,000 845,265
County of Franklin Revenue, 5.00%, 7/1/45, Continuously Callable @103 .............. 500,000 520,193
County of Hardin Revenue, 5.00%, 5/1/30, Continuously Callable @103 ............... 350,000 351,560
Logan Elm Local School District, GO, 4.00%, 11/1/55, Continuously Callable @100 ...... 1,500,000 1,460,699
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable
@100 ........................................................... 250,000 269,664
3,447,381
Pennsylvania (2.4%):
Pennsylvania Economic Development Financing Authority Revenue AMT, Series A, 4.00%,
5/15/53, Continuously Callable @100 .................................... 1,000,000 964,737

Victory Portfolios
Victory Tax-Exempt Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
South Carolina (1.3%):
Charleston County Airport District Revenue AMT, Series A, 5.25%, 7/1/54, Continuously
Callable @100 ..................................................... $ 500,000 $ 543,859
Texas (7.3%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund),
4.13%, 8/15/54, Continuously Callable @100 ............................... 500,000 489,361
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100 .......... 500,000 434,443
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund),
4.25%, 4/1/53, Continuously Callable @100 ............................... 750,000 750,877
Port of Port Arthur Navigation District Revenue
2.00%, 4/1/40, Continuously Callable @100(a) ............................. 100,000 100,000
Series C, 2.10%, 4/1/40, Continuously Callable @100(a) ....................... 1,200,000 1,200,000
2,974,681
Utah (3.7%):
Military Installation Development Authority Revenue, 4.00%, 6/1/41, Continuously Callable
@103 ........................................................... 250,000 230,362
Utah Charter School Finance Authority Revenue, Series A, 5.63%, 6/15/42, Continuously
Callable @100(b) ................................................... 250,000 258,509
Utah Infrastructure Agency Revenue, Series A, 5.00%, 10/15/40, Continuously Callable @100 1,000,000 1,026,524
1,515,395
Wisconsin (1.1%):
Wisconsin Health & Educational Facilities Authority Revenue, 4.00%, 1/1/47, Continuously
Callable @103 ..................................................... 500,000 450,503
Total Municipal Bonds (Cost $41,749,635) 40,066,081
Shares
Exchange-Traded Funds (4.0%)
iShares National Muni Bond ETF ........................................... 10,000 1,086,300
VanEck High Yield Muni ETF .............................................. 10,000 530,700
Total Exchange-Traded Funds (Cost $1,596,197) 1,617,000
Total Investments (Cost $43,345,832) — 102.5% 41,683,081
Liabilities in excess of other assets — (2.5)% (1,010,499)
NET ASSETS - 100.00% $ 40,672,582
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$2,034,543 and amounted to 5.0% of net assets.
(c) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETF
—
Exchange-Traded Fund
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Security Description Principal Amount Value
Municipal Bonds (95.2%)
Alabama (0.7%):
Mobile County IDA Revenue AMT , Series A , 5 .00% , 6/1/54 , Continuously Callable @100 .. $ 250,000 $ 259,368
Arizona (8.5%):
Arizona IDA Revenue
4 .00% , 12/15/51 , Continuously Callable @100 (a) ............................ 700,000 596,098
Series A , 4 .00% , 7/15/51 , Continuously Callable @100 (a) ...................... 500,000 433,989
La Paz County IDA Revenue , 4 .00% , 2/15/51 , Continuously Callable @100 ............. 280,000 234,323
Maricopa County IDA Revenue AMT , 4 .00% , 10/15/47 , Continuously Callable @104 (a) .... 500,000 454,919
The County of Pima IDA Revenue
4 .00% , 6/15/51 , Continuously Callable @100 (a) ............................. 500,000 434,236
Series A , 6 .88% , 11/15/52 , Continuously Callable @103 (a) ..................... 250,000 274,233
The IDA of the City of Phoenix Revenue , 4 .00% , 12/1/51 , Continuously Callable @100 (a) .. 1,000,000 800,291
3,228,089
California (0.2%):
California County Tobacco Securitization Agency Revenue , 5 .00% , 6/1/49 , Continuously
Callable @100 ..................................................... 85,000 85,895
Delaware (1.1%):
Delaware State Economic Development Authority Revenue , 4 .00% , 6/1/52 , Continuously
Callable @100 ..................................................... 500,000 422,279
Florida (7.7%):
Capital Trust Agency, Inc. Revenue , 6 .38% , 5/1/53 , Continuously Callable @100 (a) ....... 250,000 257,541
Escambia County Health Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 3 .00% , 8/15/50 , Continuously Callable @100 ......................... 1,000,000 765,773
Florida Development Finance Corp. Revenue
4 .00% , 7/1/55 , Continuously Callable @100 ............................... 500,000 435,887
5 .25% , 10/1/56 , Continuously Callable @100 (a) ............................. 500,000 504,538
Pinellas County Educational Facilities Authority Revenue , Series A , 4 .00% , 6/1/46 ,
Continuously Callable @100 (a) ......................................... 500,000 387,411
Seminole County IDA Revenue , Series A , 4 .00% , 6/15/56 , Continuously Callable @100 (a) .. 705,000 590,425
2,941,575
Georgia (1.3%):
Development Authority of Floyd County Revenue , Series GA , 2 .20% , 9/1/26 , Continuously
Callable @100 (b) ................................................... 300,000 300,000
The Burke County Development Authority Revenue , 2 .20% , 11/1/48 , Continuously Callable
@100 (b) ......................................................... 200,000 200,000
500,000
Indiana (4.0%):
Indiana Finance Authority Revenue
Series A , 4 .13% , 12/1/26 ............................................. 1,000,000 1,007,048
Series A , 5 .00% , 7/1/55 , Continuously Callable @100 ......................... 500,000 501,513
1,508,561
Iowa (2.4%):
Iowa Finance Authority Revenue
5 .00% , 5/15/48 , Continuously Callable @100 ............................... 500,000 499,500
Series A-1 , 4 .00% , 5/15/55 , Continuously Callable @103 ...................... 500,000 418,736
918,236
Kansas (0.5%):
Wyandotte County-Kansas City Unified Government Tax Allocation , 5 .75% , 3/1/41 ,
Continuously Callable @103 (a) ......................................... 200,000 205,080
Kentucky (1.4%):
Louisville/Jefferson County Metropolitan Government Revenue , 5 .00% , 5/15/52 , Continuously
Callable @100 ..................................................... 500,000 518,458
Maryland (0.5%):
Maryland Economic Development Corp. Revenue , 4 .25% , 7/1/50 , Continuously Callable
@100 ........................................................... 200,000 187,703
Massachusetts (1.4%):
Massachusetts Development Finance Agency Revenue
4 .00% , 10/1/32 , Continuously Callable @103 (a) ............................. 300,000 300,453

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
5 .00% , 7/1/47 , Continuously Callable @100 ............................... $ 250,000 $ 252,090
552,543
Minnesota (0.8%):
City of Woodbury Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ............... 400,000 307,089
Missouri (1.3%):
Health & Educational Facilities Authority of the State of Missouri Revenue , 4 .25% , 12/1/42 ,
Continuously Callable @100 (a) ......................................... 500,000 487,318
New Hampshire (1.1%):
New Hampshire Business Finance Authority Revenue , 4 .00% , 1/1/51 , Continuously Callable
@103 ........................................................... 500,000 431,281
New Jersey (2.3%):
New Jersey Transportation Trust Fund Authority Revenue , Series A , 12/15/38 (c) .......... 1,500,000 885,368
New Mexico (2.6%):
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/49 ,
Continuously Callable @102 ........................................... 500,000 498,493
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 4 .25% ,
5/1/40 , Continuously Callable @103 (a) ................................... 500,000 486,967
985,460
New York (13.7%):
Build NYC Resource Corp. Revenue
5 .75% , 6/1/52 , Continuously Callable @100 (a) ............................. 250,000 258,532
5 .75% , 6/1/62 , Continuously Callable @100 (a) ............................. 250,000 258,709
Series A , 4 .00% , 6/15/51 , Continuously Callable @100 (a) ...................... 500,000 419,662
Series A , 5 .00% , 6/15/51 , Continuously Callable @100 (a) ...................... 100,000 100,530
City of Dunkirk, GO , 7 .50% , 7/24/25 (a) ....................................... 500,000 505,089
City of New York, GO , Series B-3 , 1 .85% , 10/1/46 , Continuously Callable @100 (b) ....... 400,000 400,000
Metropolitan Transportation Authority Revenue
Series A-2 , 5 .00% , 11/15/45 , (Put Date 5/15/30) (d) ........................... 365,000 408,675
Series D-3 , 4 .00% , 11/15/49 , Continuously Callable @100 ..................... 500,000 485,461
Monroe County Industrial Development Corp. Revenue , 5 .00% , 12/1/46 , Continuously
Callable @100 ..................................................... 600,000 604,443
New York State Dormitory Authority Revenue
6 .00% , 7/1/40 , Continuously Callable @100 (a) ............................. 1,000,000 918,969
4 .00% , 7/1/40 , Continuously Callable @100 ............................... 200,000 174,600
Onondaga Civic Development Corp. Revenue , 5 .00% , 10/1/40 , Continuously Callable @100 . 250,000 229,384
Western Regional Off-Track Betting Corp. Revenue , 4 .13% , 12/1/41 , Continuously Callable
@100 (a) ......................................................... 500,000 463,267
5,227,321
North Carolina (0.7%):
North Carolina Medical Care Commission Revenue , 5 .00% , 10/1/50 , Continuously Callable
@103 ........................................................... 250,000 249,091
North Dakota (2.6%):
City of Grand Forks Revenue , 5 .00% , 12/1/36 , Continuously Callable @100 ............ 1,000,000 990,908
Ohio (2.5%):
County of Hardin Revenue , 5 .50% , 5/1/50 , Continuously Callable @103 ............... 500,000 493,714
Northeast Ohio Medical University Revenue , Series A , 4 .00% , 12/1/45 , Continuously Callable
@100 ........................................................... 225,000 207,330
Ohio Higher Educational Facility Commission Revenue , 6 .00% , 9/1/47 , Continuously Callable
@100 ........................................................... 250,000 269,665
970,709
Oregon (2.1%):
Clackamas County Hospital Facility Authority Revenue
Series A , 5 .00% , 11/15/52 , Continuously Callable @102 ....................... 500,000 485,184
Series A , 5 .38% , 11/15/55 , Continuously Callable @102 ....................... 100,000 100,107
Yamhill County Hospital Authority Revenue , 5 .00% , 11/15/51 , Continuously Callable @103 . 250,000 217,912
803,203
Pennsylvania (4.2%):
Bucks County IDA Revenue , 5 .00% , 7/1/54 , Continuously Callable @100 .............. 500,000 494,527
Chester County IDA Revenue , 6 .00% , 10/15/52 , Continuously Callable @100 (a) ......... 500,000 530,960

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Pennsylvania Economic Development Financing Authority Revenue AMT , 9 .00% , 4/1/51 , (Put
Date 4/13/28) (a) (d) ................................................. $ 500,000 $ 575,388
1,600,875
South Carolina (5.1%):
County of Lancaster Special Assessment , Series A , 5 .00% , 12/1/37 , Continuously Callable
@100 ........................................................... 1,675,000 1,675,486
County of Richland Special Assessment , 3 .63% , 11/1/31 , Continuously Callable @103 (a) ... 290,000 254,343
1,929,829
Texas (4.8%):
City of Houston Texas Airport System Revenue AMT , 4 .00% , 7/15/41 , Continuously Callable
@100 ........................................................... 750,000 729,744
Port of Port Arthur Navigation District Revenue
2 .00% , 4/1/40 , Continuously Callable @100 (b) ............................. 300,000 300,000
Series C , 2 .10% , 4/1/40 , Continuously Callable @100 (b) ...................... 800,000 800,000
1,829,744
Utah (5.9%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @103 ....................... 250,000 230,362
Series A-1 , 4 .00% , 6/1/52 , Continuously Callable @103 ....................... 250,000 214,028
Utah Charter School Finance Authority Revenue
2 .75% , 4/15/50 , Continuously Callable @100 ............................... 525,000 363,455
Series A , 5 .63% , 6/15/42 , Continuously Callable @100 (a) ...................... 250,000 258,509
Utah Infrastructure Agency Revenue , Series A , 5 .38% , 10/15/40 , Continuously Callable @100 1,150,000 1,196,681
2,263,035
Vermont (4.4%):
Vermont Economic Development Authority Revenue , 4 .00% , 5/1/45 , Continuously Callable
@103 ........................................................... 500,000 457,611
Vermont Educational & Health Buildings Financing Agency Revenue
5 .00% , 10/15/46 , Continuously Callable @100 .............................. 750,000 738,304
6 .00% , 10/1/52 , Continuously Callable @100 (a) ............................. 500,000 490,705
1,686,620
West Virginia (2.7%):
Monongalia County Commission Excise Tax District Revenue , 5 .75% , 6/1/43 , Continuously
Callable @100 (a) ................................................... 1,000,000 1,029,664
Wisconsin (8.7%):
Public Finance Authority Revenue
4 .00% , 4/1/52 , Continuously Callable @100 (a) ............................. 500,000 441,768
Series A , 4 .25% , 12/1/51 , Continuously Callable @100 (a) ...................... 500,000 402,176
Series A , 5 .88% , 6/1/52 , Continuously Callable @100 (a) ....................... 250,000 254,144
Series A , 5 .25% , 3/1/55 , Continuously Callable @100 (a) ....................... 500,000 479,777
Series A , 5 .00% , 7/1/55 , Continuously Callable @100 (a) ....................... 500,000 478,249
Series A-1 , 4 .00% , 7/1/51 , Continuously Callable @100 (a) ..................... 500,000 435,835
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 500,000 450,503
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 500,000 370,497
3,312,949
Total Municipal Bonds (Cost $39,229,254) 36,318,251
Shares
Exchange-Traded Funds (2.8%)
VanEck High Yield Muni ETF .............................................. 20,000 1,061,400
Total Exchange-Traded Funds (Cost $1,047,600) 1,061,400
Total Investments (Cost $40,276,854) — 98.0% 37,379,651
Other assets in excess of liabilities — 2.0% 748,809
NET ASSETS - 100.00% $ 38,128,460
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$14,769,775 and amounted to 38.7% of net assets.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
(c) Zero-coupon bond.
(d) Put Bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETF
—
Exchange-Traded Fund
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
September 30, 2024
Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Security Description Shares Value
Common Stocks (0.9%)
Diversified Consumer Services (0.0%):(a)
Jo-Ann Stores LLC(b) ................................................... 38,650 $ 38,650
Textiles, Apparel & Luxury Goods (0.1%):
Men's Wearhouse, Inc.(b) ................................................. 32,607 489,105
Health Care (0.8%):
Air Methods Corp.(b) .................................................... 106,325 3,455,563
Covis Parent SCA, Class A Shares(b)(c) ....................................... 10,030 —
Covis Parent SCA, Class B Shares(b)(c) ....................................... 10,030 —
Covis Parent SCA, Class C Shares(b)(c) ....................................... 10,030 —
Covis Parent SCA, Class D Shares(b)(c) ...................................... 10,030 —
Covis Parent SCA, Class E Shares(b)(c) ....................................... 10,030 —
Rising Tide Holdings, Inc.(b)(c) ............................................ 241,726 815,825
4,271,388
Total Common Stocks (Cost $2,101,313) 4,799,143
Principal Amount
Senior Secured Loans (93.1%)
Communication Services (5.4%):
Audacy Capital Corp., Term Loan, First Lien, 11.25% (SOFR01M+600bps), 10/31/24(d)(e) .. $ 460,834 459,682
CSC Holdings LLC, Term Loan 2022, First Lien, 9.60% (SOFR01M+450bps), 1/18/28(d) ... 7,884,937 7,649,809
Entercom Media Corp., New Term Loan, First Lien, 7.75% (SOFR03M+250bps), 11/18/24(d)
(e) ............................................................. 14,706,476 6,462,908
Frontier Communications Holdings LLC, 2024 Refinancing Term Loans, First Lien, 8.76%
(SOFR06M+350bps), 7/1/31(d) ......................................... 3,300,000 3,316,500
Sinclair Television Group, Inc., Term Loan B-3, First Lien, 8.25% (SOFR03M+300bps),
4/3/28(d) ......................................................... 10,609,448 7,795,716
Telesat Canada, Term B-5 Loans, First Lien, 7.81% (SOFR03M+275bps), 12/6/26(d) ...... 5,600,000 2,740,528
Univision Communications, Inc., 2021 Replacement New First-Lien Term, First Lien, 8.50%
(SOFR01M+325bps), 3/16/26(d) ........................................ 2,003,790 2,001,666
30,426,809
Consumer Discretionary (25.3%):
Alterra Mountain Co., Term Loan B-4, First Lien, 8.50% (SOFR01M+325bps), 8/17/28(d) .. 4,922,523 4,926,608
Bally's Corp., Term B Facility Loans, First Lien, 8.53% (SOFR03M+325bps), 10/2/28(d) ... 5,037,556 4,791,975
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, First Lien, 8.00%
(SOFR01M+275bps), 2/6/30(d) ......................................... 9,535,737 9,526,773
Carnival Corp., 2027 Term Loan, First Lien, 8.00% (SOFR01M+275bps), 8/9/27(d) ....... 454,189 454,898
Carnival Corp., 2028 Term Loan, First Lien, 8.00% (SOFR01M+275bps), 10/18/28(d) ..... 4,606,630 4,609,532
Cengage Learning, Inc., Term B Loans, First Lien, 9.54% (SOFR06M+425bps), 3/24/31(d) .. 5,970,000 5,979,433
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 9.03%
(SOFR03M+375bps), 10/20/27(d) ....................................... 4,435,559 4,514,290
Entain PLC, Facility B (USD) Loan, First Lien, 7.76% (SOFR06M+250bps), 3/29/27(d) .... 1,930,247 1,935,671
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 8.85% (SOFR01M+375bps),
1/29/29(d) ........................................................ 6,228,335 6,208,031
Fitness International LLC, Term B Loan, First Lien, 10.51% (SOFR03M+525bps), 2/12/29(d) 4,466,250 4,449,502
Fitness International LLC, Term B Loan, First Lien, 10.50% (SOFR01M+525bps), 2/12/29(d) 11,250 11,208
Fleet Midco I Ltd., Term Loan B2, First Lien, 7.58% (SOFR06M+275bps), 2/21/31(d) ..... 2,742,500 2,735,644
Flutter Entertainment PLC, Term B Loans, First Lien, 7.33% (SOFR03M+200bps),
11/25/30(d) ....................................................... 4,962,500 4,960,713
Graham Packaging Co., Inc., Initial Term Loan, First Lien, 7.75% (SOFR01M+250bps),
8/4/27(d) ......................................................... 5,405,958 5,398,282
Gray Television, Inc., Term D Loan, First Lien, 8.20% (SOFR01M+300bps), 12/1/28(d) .... 4,946,835 4,551,732
Hanesbrands, Inc., Initial Tranche B Term Loans, First Lien, 9.00% (SOFR01M+375bps),
3/8/30(d) ......................................................... 6,033,675 6,018,590
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loans, First Lien, 7.50%
(SOFR01M+225bps), 1/17/31(d) ........................................ 6,483,750 6,427,017
Holley Purchaser, Inc., Initial Term Loan, First Lien, 9.00% (SOFR01M+375bps), 11/17/28(d) 4,134,960 4,010,911
Houghton Mifflin Harcourt Co., Term B Loans, First Lien, 10.50% (SOFR01M+525bps),
4/9/29(d) ......................................................... 6,820,403 6,617,019

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, First Lien, 8.50%
(SOFR01M+325bps), 5/1/26(d) ......................................... $ 3,789,535 $ 3,242,440
Light & Wonder International, Inc., Term B-2 Loans, First Lien, 7.33% (SOFR01M+225bps),
4/16/29(d) ........................................................ 8,865,112 8,849,243
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loans, First Lien, 7.50%
(SOFR01M+225bps), 4/1/31(d) ......................................... 5,000,000 4,984,400
Men's Wearhouse, Inc., Term Loans, First Lien, 11.74% (SOFR03M+650bps), 2/26/29(d) ... 3,837,464 3,805,498
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 8.58%
(SOFR03M+325bps), 3/3/28(d) ......................................... 3,376,537 3,206,090
Rising Tide Holdings, Inc., 2023 Term Loan, First Lien, 12.93% (SOFR03M+800bps),
9/12/28(d) ........................................................ 3,510,709 2,948,995
Rising Tide Holdings, Inc., Term Loan A, First Lien, 6/13/28(f) ...................... 1,189,897 1,130,403
Station Casinos LLC, Term B Facility Loans, First Lien, 7.50% (SOFR01M+225bps),
3/14/31(d) ........................................................ 5,962,519 5,933,779
The Dun & Bradstreet Corp., Term Loan B, First Lien, 7.61% (SOFR01M+275bps), 1/18/29(d) 4,477,500 4,472,217
The Michaels Cos., Inc., Term B Loans, First Lien, 9.58% (SOFR03M+425bps), 4/17/28(d) . 7,638,375 6,007,582
Travel + Leisure Co., 2023 Incremental Term Loans, First Lien, 8.17% (SOFR01M+325bps),
12/14/29(d) ....................................................... 2,183,500 2,186,775
Trident TPI Holdings, Inc., Tranche B-6 Initial Term Loans, First Lien, 9.33%
(SOFR03M+400bps), 9/15/28(d) ........................................ 2,911,969 2,913,920
Truck Hero, Inc., Initial Term Loans, First Lien, 8.75% (SOFR01M+350bps), 1/31/28(d) .... 2,487,147 2,442,900
United Airlines, Inc., Class B Term Loan, First Lien, 8.03% (SOFR03M+275bps), 2/22/31(d) 1,845,375 1,845,947
142,098,018
Consumer Staples (2.3%):
Anchor Packaging LLC, Amendment No. 4 Term Loan, First Lien, 9.00%
(SOFR01M+375bps), 7/18/29(d) ........................................ 4,750,942 4,759,874
B&G Foods, Inc., Tranche B-5 Term Loans, First Lien, 8.56% (SOFR03M+350bps),
10/10/29(d) ....................................................... 6,449,344 6,388,914
First Brands Group LLC, 2021 Term Loans, First Lien, 10.25% (SOFR03M+500bps),
3/30/27(d) ........................................................ 2,283,637 2,256,530
13,405,318
Energy (3.2%):
Apro LLC, Initial Term Loan, First Lien, 8.87% (SOFR01M+375bps), 7/9/31(d) .......... 2,000,000 2,005,000
Delek U.S. Holdings, Inc., TLB, First Lien, 8.75% (SOFR01M+350bps), 11/9/29(d) ....... 3,855,203 3,841,826
New Fortress Energy, Inc., Initial Term Loans, First Lien, 10.25% (SOFR03M+500bps),
10/30/28(d) ....................................................... 5,472,500 4,935,046
Traverse Midstream Partners LLC, Advance, First Lien, 8.75% (SOFR03M+350bps),
2/16/28(d) ........................................................ 7,061,234 7,063,423
17,845,295
Financials (23.5%):
19th Holdings Golf LLC, Initial Term Loans, First Lien, 8.41% (SOFR01M+325bps),
2/7/29(d) ......................................................... 5,719,842 5,605,445
ACProducts, Inc., Initial Term Loans, First Lien, 9.58% (SOFR03M+425bps), 5/17/28(d) ... 4,212,063 3,511,049
Arches Buyer, Inc., New Term Loan, First Lien, 8.50% (SOFR01M+325bps), 12/6/27(d) .... 1,979,381 1,895,258
Arsenal AIC Parent LLC, 2024 Refinancing Term B Loans, First Lien, 8.56%
(SOFR01M+325bps), 8/19/30(d) ........................................ 4,455,140 4,446,230
Bakelite U.S. Holdco, Inc., Term Loan, First Lien, 8.83% (SOFR03M+350bps), 5/28/29(d) .. 3,979,873 3,986,082
BW NHHC Holdco, Inc., Term Loan Lien 2, Second Lien, 14.12% (SOFR03M+900bps),
5/15/26(d) ........................................................ 3,000,000 600,000
Chariot Buyer LLC, Initial Term Loans, First Lien, 8.50% (SOFR01M+325bps), 11/3/28(d) .. 4,811,097 4,782,230
Clydesdale Acquisition Holdings, Inc., Term B Loans, First Lien, 8.42% (SOFR01M+318bps),
4/13/29(d) ........................................................ 2,396,975 2,383,384
Cumulus Media New Holdings, Inc., Incremental Term Loan Facility, First Lien, 10.24%
(SOFR03M+500bps), 5/2/29(d) ......................................... 14,406,317 6,245,138
Discovery Energy Holding Corp., Initial Dollar Term Loan, First Lien, 10.08%
(SOFR03M+475bps), 5/1/31(d) ......................................... 4,189,500 4,226,158
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B1 Loan, First Lien, 8.75%
(SOFR01M+350bps), 8/24/28(d) ........................................ 861,737 861,918
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term Loan B2, First Lien, 8.75%
(SOFR01M+350bps), 8/24/28(d) ........................................ 332,263 332,333
Exgen Renewables IV LLC, Term Loans, First Lien, 7.31% (SOFR03M+225bps), 12/15/27(d) 2,897,403 2,898,851

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, First Lien, 7.82% (SOFR03M+250bps),
10/4/30(d) ........................................................ $ 3,233,705 $ 3,236,389
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien, 8.57% (SOFR03M+350bps),
2/25/29(d) ........................................................ 6,773,539 6,705,804
Ineos U.S. Finance LLC, 2030 Dollar Term Loans, First Lien, 8.50% (SOFR01M+325bps),
2/18/30(d) ........................................................ 6,922,526 6,913,873
Innio North America Holding Inc., Term Loan B, First Lien, 8.54% (SOFR03M+325bps),
11/2/28(d) ........................................................ 3,647,410 3,648,942
ITT Holdings LLC, Term Loan B, First Lien, 8.25% (SOFR01M+300bps), 10/7/30(d) ...... 4,930,010 4,934,102
LBM Acquisition LLC, Initial Term Loan, First Lien, 9.00% (SOFR01M+375bps), 12/17/27(d) 6,588,034 6,540,271
LSF11 A5 Holdco LLC, 2024 Refinancing Term Loan, First Lien, 8.75% (SOFR01M+350bps),
10/16/28(d) ....................................................... 1,497,706 1,493,692
McGraw-Hill Education, Inc., 2024 Term Loans, First Lien, 9.23% (SOFR03M+400bps),
8/1/31(d) ......................................................... 4,574,719 4,591,874
MH SUB I LLC, Term Loan, First Lien, 9.50% (SOFR01M+425bps), 5/3/28(d) .......... 3,969,849 3,941,981
Neptune BidCo U.S., Inc., Dollar Term B Loan, First Lien, 10.30% (SOFR03M+500bps),
4/11/29(d) ........................................................ 6,035,837 5,654,311
NorthRiver Midstream Finance LP, Term B, First Lien, 7.83% (SOFR03M+250bps),
8/16/30(d) ........................................................ 5,055,135 5,052,607
Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien, 9.58% (SOFR03M+425bps),
4/30/29(d) ........................................................ 6,352,264 6,268,478
Packaging Coordinators Midco, Inc., 2024 Replacement Term Loans, First Lien, 8.58%
(SOFR03M+325bps), 11/30/27(d) ....................................... 498,715 498,246
Peraton Corp., Term B Loans, First Lien, 9.00% (SOFR01M+375bps), 2/1/28(d) .......... 5,006,845 4,807,623
PQ Performance Chemicals, Initial Term Loan, First Lien, 8.45% (SOFR01M+325bps),
8/2/30(d) ......................................................... 3,900,000 3,894,579
Rand Parent LLC, Term B Loans, First Lien, 9.07% (SOFR03M+375bps), 3/18/30(d) ...... 2,955,094 2,956,749
Robertshaw U.S. Holding Corp., 2/28/25(e)(f) .................................. 6,238,644 62,386
Robertshaw U.S. Holding Corp., 2/15/26(e)(f) .................................. 4,000,000 20,000
Sedgwick Claims Management Services, Inc., 2024 Term Loans, First Lien, 8.25%
(SOFR03M+300bps), 7/31/31(d) ........................................ 2,665,000 2,659,004
URSA Minor U.S. Bidco LLC, Initial Term Loan, First Lien, 8.83% (SOFR03M+350bps),
3/26/31(d) ........................................................ 1,496,250 1,497,656
Virgin Media Bristol LLC, N Facility, First Lien, 7.60% (SOFR01M+250bps), 1/31/28(d) ... 5,000,000 4,779,150
WestJet Loyalty LP, Initial Term Loan, First Lien, 9.08% (SOFR03M+375bps), 2/14/31(d) .. 4,975,000 4,916,942
Ziggo Financing Partnership, Term Loan I, First Lien, 7.60% (SOFR01M+250bps), 4/28/28(d) 6,000,000 5,854,800
132,703,535
Health Care (12.4%):
Amneal Pharmaceuticals LLC, Term Loan, First Lien, 10.75% (SOFR01M+550bps), 5/4/28(d) 6,534,816 6,602,909
Bausch Health Cos., Inc., Second Amendment Term Loan, First Lien, 10.50%
(SOFR01M+525bps), 2/1/27(d) ......................................... 5,886,987 5,642,677
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien, 11.83% (SOFR03M+650bps),
2/4/27(d) ......................................................... 12,080,965 4,711,576
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien, 13.83%
(SOFR03M+850bps), 2/4/27(d) ......................................... 258,040 100,636
Embecta Corp., Initial Term Loan, First Lien, 8.25% (SOFR01M+300bps), 3/30/29(d) ..... 4,964,364 4,831,964
Global Medical Response, Inc., 2024 Extented Term Loan, First Lien, 10.46%
(SOFR01M+550bps), 10/31/28(d) ....................................... 7,877,085 7,820,449
Knight Health Holdings LLC, Term B Loans, First Lien, 10.50% (SOFR01M+525bps),
12/15/28(d) ....................................................... 22,853,750 12,721,997
Lifepoint Health, Inc., TL B 2024 Repricing, First Lien, 10.05% (SOFR03M+475bps),
11/16/28(d) ....................................................... 4,943,764 4,933,877
LifeScan Global Corp., Term Loan, First Lien, 11.63% (SOFR03M+650bps), 12/31/26(d) ... 12,011,300 4,804,520
LifeScan Global Corporation, Term Loan, Second Lien, 14.63% (SOFR03M+950bps),
3/31/27(d) ........................................................ 3,750,000 139,050
Perrigo Investments LLC, Initial Term B Loan, First Lien, 7.50% (SOFR01M+225bps),
4/20/29(d) ........................................................ 3,018,984 3,007,663
Radiology Partners, Inc., Term B, First Lien, 8.62% (SOFR03M+350bps), 1/31/29(d) ...... 6,398,631 6,250,695
Surgery Center Holdings, Inc., 2024 Refinancing Term Loans, First Lien, 7.67%
(SOFR01M+275bps), 12/19/30(d) ....................................... 1,994,987 1,995,267
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien, 10.50%
(SOFR03M+525bps), 3/2/27(d) ......................................... 6,381,129 6,089,001

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien, 10.50%
(SOFR01M+525bps), 3/2/27(d) ......................................... $ 18,405 $ 17,563
69,669,844
Industrials (14.4%):
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 10.03% (SOFR03M+475bps),
4/20/28(d) ........................................................ 6,106,189 6,271,545
Air Canada, Term Loans, First Lien, 7.25% (SOFR03M+250bps), 3/21/31(d) ............ 2,487,500 2,490,609
American Airlines, Inc., Initial Term Loans, First Lien, 7.21% (SOFR06M+250bps), 6/4/29(d) 3,500,000 3,470,635
Avis Budget Car Rental LLC, New Tranche C Term Loans, First Lien, 8.25%
(SOFR01M+300bps), 3/16/29(d) ........................................ 2,138,837 2,137,511
Avis Budget Car Rental LLC, Term Loan B, First Lien, 7.00% (SOFR01M+175bps), 8/6/27(d) 2,976,563 2,960,936
AZZ, Inc., Initial Term Loan, First Lien, 7.75% (SOFR01M+250bps), 5/14/29(d) ......... 3,734,140 3,746,799
Chart Industries, Inc., Amendment  No. 7 Term Loan, First Lien, 7.82% (SOFR03M+250bps),
3/15/30(d) ........................................................ 2,509,224 2,502,951
Core & Main LP, Tranche C Term Loan, First Lien, 7.11% (SOFR01M+225bps), 2/10/31(d) . 4,228,750 4,228,750
Cornerstone Building Brands, Inc., New Term Loan B, First Lien, 8.35% (SOFR01M+325bps),
4/12/28(d) ........................................................ 5,388,638 5,269,657
Cotiviti Corp., Initial Floating Rate Term Loans, First Lien, 8.45% (SOFR01M+325bps),
5/1/31(d) ......................................................... 5,845,625 5,838,318
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien, 7.50% (SOFR01M+225bps),
6/4/31(d) ......................................................... 6,982,500 6,991,787
Harsco Corp., Term B-3 Loans, First Lien, 7.50% (SOFR01M+225bps), 3/10/28(d) ........ 3,893,537 3,882,168
Hertz Corp., Initial Term B Loans, First Lien, 8.75% (SOFR01M+350bps), 6/30/28(d) ..... 2,065,323 1,843,528
Hertz Corp., Initial Term C Loan, First Lien, 8.75% (SOFR01M+350bps), 6/30/28(d) ...... 404,813 361,340
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan, First Lien,
10.33% (SOFR06M+500bps), 2/15/29(d) .................................. 3,000,000 2,982,510
Janus International Group LLC, TLB, First Lien, 7.75% (SOFR01M+250bps), 8/5/30(d) .... 3,830,400 3,823,237
LS Group Opco Acquisition, LLC, Term Loan B, First Lien, 8.25% (SOFR01M+300bps),
4/23/31(d) ........................................................ 4,700,000 4,697,086
Madison IAQ LLC, Initial Term Loans, First Lien, 7.89% (SOFR06M+275bps), 6/21/28(d) .. 6,006,188 5,998,080
MITER Brands Acquisition Holdco, Inc., 2024 Incremental Term Loans, First Lien, 8.75%
(SOFR01M+350bps), 3/28/31(d) ........................................ 748,125 748,746
Transdigm, Inc., Tranche J Term Loans, First Lien, 7.84% (SOFR03M+250bps), 2/28/31(d) .. 3,301,087 3,287,223
Vestis Corp., Term B-1 Loan, First Lien, 7.37% (SOFR03M+225bps), 2/24/31(d) ......... 2,493,750 2,475,047
White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien, 8.50%
(SOFR01M+325bps), 10/19/29(d) ....................................... 6,161,044 6,113,296
82,121,759
Information Technology (3.9%):
Cloud Software Group, Inc., Initial Dollar Term B Facility, First Lien, 9.33%
(SOFR03M+400bps), 3/30/29(d) ........................................ 6,615,684 6,583,267
McAfee Corp., Tranche B-1 Term Loan, First Lien, 8.45% (SOFR01M+325bps), 3/1/29(d) .. 5,989,873 5,961,781
Proofpoint, Inc., Term Loan, First Lien, 8.25% (SOFR01M+300bps), 8/31/28(d) .......... 2,233,039 2,231,386
UKG, Inc., Initial Term Loans, First Lien, 8.55% (SOFR03M+325bps), 2/10/31(d) ........ 4,962,183 4,962,183
Waystar Technologies, Inc., Initial Term Loan, First Lien, 8.00% (SOFR01M+275bps),
10/22/29(d) ....................................................... 1,435,909 1,435,019
21,173,636
Materials (1.5%):
Soliant Lower Intermediate LLC, Initial Term Loans, First Lien, 9.00% (SOFR01M+375bps),
7/18/31(d) ........................................................ 5,000,000 5,000,000
WireCo WorldGroup, Inc., Term Loan B, First Lien, 9.03% (SOFR03M+375bps), 11/13/28(d) 3,766,596 3,653,598
8,653,598
Real Estate (1.2%):
RealPage, Inc., Initial Term Loan, First Lien, 8.25% (SOFR01M+300bps), 4/24/28(d) ...... 6,913,460 6,706,056
Total Senior Secured Loans (Cost $583,522,551) 524,803,868
Corporate Bonds (2.6%)
Communication Services (1.3%):
CSC Holdings LLC, 11.75%, 1/31/29, Callable 1/31/26 @ 105.88(g) .................. 1,000,000 965,192

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Cumulus Media New Holdings, Inc., 8.00%, 7/1/29, Callable 11/4/24 @ 100(g) .......... $ 2,315,000 $ 920,924
Gray Television, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(g) ................ 2,000,000 1,248,856
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(g) ............ 5,550,000 4,009,244
7,144,216
Consumer Discretionary (0.3%):
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30, Callable
3/1/25 @ 103.31(g) ................................................. 2,000,000 1,985,820
Energy (0.2%):
Talos Production, Inc., 9.00%, 2/1/29, Callable 2/1/26 @ 104.5(g) .................... 1,175,000 1,210,028
Health Care (0.4%):
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(g) ....... 2,500,000 2,131,981
Materials (0.4%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 11/4/24
@ 100(g) ......................................................... 3,125,000 2,358,908
Total Corporate Bonds (Cost $17,812,009) 14,830,953
Yankee Dollars (1.3%)
Energy (0.8%):
Transocean, Inc., 7.50%, 4/15/31 ............................................ 4,675,000 4,304,960
Financials (0.2%):
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/1/30, Callable 10/1/26 @
104.25(g) ........................................................ 1,250,000 1,305,941
Health Care (0.3%):
Bausch Health Cos., Inc., 6.13%, 2/1/27, Callable 11/4/24 @ 103.06(g) ................ 1,800,000 1,624,285
Total Yankee Dollars (Cost $6,986,194) 7,235,186
Total Investments (Cost $610,422,067) — 97.9% 551,669,150
Other assets in excess of liabilities — 2.1% 11,774,882
NET ASSETS - 100.00% $ 563,444,032
At September 30, 2024, the Fund's investments in foreign securities were 8.0% of net assets.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Security was fair valued using significant unobservable inputs as of September 30, 2024.
(d) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2024.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$17,761,179 and amounted to 3.2% of net assets.
bps
—
Basis points
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of September 30, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of September 30, 2024.
SOFR06M
—
6 Month SOFR, rate disclosed as of September 30, 2024.